UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DOMESTIC EQUITY FUNDS

S&P 500® 2x STRATEGY FUND

INVERSE S&P 500® 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

INVERSE NASDAQ-100® 2x STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

DYN-SEMI-0913x0314

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THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended September 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2013

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2013

For the first part of the six-month period ended September 30, 2013, the U.S. economy and investment markets benefited from continued monetary accommodation from the world’s central banks and an improving picture for housing and employment.

Volatility rose in the final weeks of the period, however, as markets braced for a government shutdown over a budget impasse and suspected that the U.S. economy is not expanding quickly enough. In addition, confusion clouded the expected start of the end of quantitative easing (QE), speculation over which began rattling investors as far back as May. In refraining from tapering in September, the Fed made it clear that it does not currently see enough economic growth potential to remove extreme monetary accommodation.

The pace of job creation in this economic expansion continues to be subpar. Although the unemployment rate mid-year fell to a four and a half year low, its decline was more a function of a declining labor force participation rate than exuberant hiring. Additionally, solid job gains in the private sector over the period were overshadowed by sluggish growth in aggregate earnings, owing to a rising share of part-time employment which puts downward pressure on consumption growth.

Economic data continue to confirm that housing has been the key pillar supporting the ongoing U.S. expansion, generating 50% of growth in the first half of 2013. Concerns about tapering mid-year drove interest rates higher, with mortgage rates rising by over 100 basis points from May through August. This is having a severe impact on housing, even though it may not show up in the economic data until later in the year.

Markets also have had to deal with substantial uncertainty overseas. Fears of a Chinese credit crunch stoked investor anxiety, and measures implemented to address structural problems in China’s economy appear to be temporary rather than long-term solutions. The devaluation of the Japanese yen is putting pressure on all the economies in the region, making the global economy vulnerable to an unexpected economic shock. Europe, meanwhile, is bouncing along a bottom, and the growth outlook, while improving, remains weak.

From a policy standpoint, the Fed appears to be concerned about the impact higher interest rates are having on the economy and the housing sector in particular, and it seems to be guiding long-term rates closer to the rate of inflation to stimulate growth. The Federal Open Market Committee has been very clear that the Fed will not allow interest rates to rise significantly until output and the crucial real estate market have reaccelerated.

For the six-month period ended September 30, 2013, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 8.31%. The Barclays U.S. Aggregate Bond Index* returned -1.77% for the period, while the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index* returned 0.04%. The MSCI World Index* returned 8.88%, while the MSCI Emerging Markets Index* returned -2.78%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2013 and ending September 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.76%	15.23%	$1,000.00	$1,152.30	$ 9.50
C-Class	2.52%	14.82%	1,000.00	1,148.20	13.57
H-Class	1.77%	15.21%	1,000.00	1,152.10	9.55
Inverse S&P 500® 2x Strategy Fund
A-Class	1.77%	(17.06%)	1,000.00	829.40	8.12
C-Class	2.52%	(17.48%)	1,000.00	825.20	11.53
H-Class	1.77%	(17.13%)	1,000.00	828.70	8.11
NASDAQ-100® 2x Strategy Fund
A-Class	1.80%	29.74%	1,000.00	1,297.40	10.37
C-Class	2.55%	29.26%	1,000.00	1,292.60	14.66
H-Class	1.80%	29.75%	1,000.00	1,297.50	10.37
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	(26.67%)	1,000.00	733.30	7.86
C-Class	2.55%	(27.04%)	1,000.00	729.60	11.06
H-Class	1.81%	(26.54%)	1,000.00	734.60	7.87
Dow 2x Strategy Fund
A-Class	1.79%	8.32%	1,000.00	1,083.20	9.35
C-Class	2.55%	7.93%	1,000.00	1,079.30	13.29
H-Class	1.80%	8.35%	1,000.00	1,083.50	9.40
Inverse Dow 2x Strategy Fund
A-Class	1.78%	(11.62%)	1,000.00	883.80	8.41
C-Class	2.52%	(11.96%)	1,000.00	880.40	11.88
H-Class	1.80%	(11.25%)	1,000.00	887.50	8.52
Russell 2000® 2x Strategy Fund
A-Class	1.79%	26.43%	1,000.00	1,264.30	10.16
C-Class	2.53%	25.97%	1,000.00	1,259.70	14.33
H-Class	1.82%	26.39%	1,000.00	1,263.90	10.33
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	(26.91%)	1,000.00	730.90	7.77
C-Class	2.56%	(27.01%)	1,000.00	729.90	11.10
H-Class	1.82%	(26.68%)	1,000.00	733.20	7.91

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.76%	5.00%	$1,000.00	$1,016.24	$ 8.90
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Inverse S&P 500® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
NASDAQ-100® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Dow 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Inverse Dow 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Russell 2000® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.53%	5.00%	1,000.00	1,012.38	12.76
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.56%	5.00%	1,000.00	1,012.23	12.91
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2013 to September 30, 2013.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2013

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 20, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.2%
Google, Inc. — Class A	1.2%
Johnson & Johnson	1.2%
General Electric Co.	1.2%
Chevron Corp.	1.2%
Procter & Gamble Co.	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Wells Fargo & Co.	1.0%
Top Ten Total	13.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 73.7%

INFORMATION TECHNOLOGY - 13.2%
Apple, Inc.	6,413	$3,057,398
Microsoft Corp.	53,480	1,781,419
Google, Inc. — Class A*	1,973	1,728,170
International Business Machines Corp.	7,269	1,346,073
Cisco Systems, Inc.	37,820	885,745
Oracle Corp.	25,152	834,292
QUALCOMM, Inc.	12,097	814,854
Intel Corp.	35,141	805,431
Visa, Inc. — Class A	3,639	695,414
Mastercard, Inc. — Class A	731	491,802
eBay, Inc.*	8,220	458,594
EMC Corp.	14,676	375,118
Accenture plc — Class A	4,553	335,283
Texas Instruments, Inc.	7,767	312,777
Hewlett-Packard Co.	13,553	284,342
Automatic Data Processing, Inc.	3,403	246,309
Yahoo!, Inc.*	6,694	221,973
Salesforce.com, Inc.*	3,868	200,788
Cognizant Technology Solutions
Corp. — Class A*	2,131	174,998
Adobe Systems, Inc.*	3,298	171,298
TE Connectivity Ltd.	2,917	151,043
Corning, Inc.	10,299	150,262
Applied Materials, Inc.	8,485	148,827
Dell, Inc.	10,352	142,547
Intuit, Inc.	2,094	138,853
Micron Technology, Inc.*	7,329	128,038
Symantec Corp.	4,927	121,943
Analog Devices, Inc.	2,192	103,134
NetApp, Inc.	2,397	102,160
SanDisk Corp.	1,700	101,167
Broadcom Corp. — Class A	3,883	100,997
Motorola Solutions, Inc.	1,667	98,986
Seagate Technology plc	2,190	95,791
Fidelity National Information
Services, Inc.	2,060	95,666
Western Digital Corp.	1,484	94,086
Paychex, Inc.	2,299	93,431
Citrix Systems, Inc.*	1,319	93,135
Fiserv, Inc.*	919	92,865
Xilinx, Inc.	1,877	87,956
Amphenol Corp. — Class A	1,123	86,898
Xerox Corp.	8,171	84,080
Altera Corp.	2,253	83,721
Western Union Co.	3,897	72,718
KLA-Tencor Corp.	1,170	71,195
Juniper Networks, Inc.*	3,571	70,920
CA, Inc.	2,315	68,686
Linear Technology Corp.	1,647	65,320
Autodesk, Inc.*	1,576	64,884
Akamai Technologies, Inc.*	1,252	64,728
Teradata Corp.*	1,147	63,590
NVIDIA Corp.	4,082	63,516
Red Hat, Inc.*	1,332	61,458
Lam Research Corp.*	1,154	59,073
Microchip Technology, Inc.	1,388	55,923
Electronic Arts, Inc.*	2,160	55,188
Computer Sciences Corp.	1,045	54,068
VeriSign, Inc.*	949	48,295
F5 Networks, Inc.*	549	47,082
Harris Corp.	751	44,534
Molex, Inc.	972	37,441
Total System Services, Inc.	1,174	34,539
FLIR Systems, Inc.	1,004	31,526
LSI Corp.	3,857	30,162
Jabil Circuit, Inc.	1,305	28,292
JDS Uniphase Corp.*	1,674	24,625
Teradyne, Inc.*	1,348	22,269
First Solar, Inc.*	488	19,622
Total Information Technology		18,877,318
FINANCIALS - 12.0%
Berkshire Hathaway, Inc. — Class B*	12,703	1,441,918
Wells Fargo & Co.	34,087	1,408,475
JPMorgan Chase & Co.	26,551	1,372,421
Bank of America Corp.	75,790	1,045,902
Citigroup, Inc.	21,457	1,040,879
American International Group, Inc.	10,419	506,676
American Express Co.	6,548	494,505
U.S. Bancorp	12,979	474,772
Goldman Sachs Group, Inc.	2,942	465,453
MetLife, Inc.	7,896	370,718
Simon Property Group, Inc.	2,189	324,475
Capital One Financial Corp.	4,130	283,896
PNC Financial Services Group, Inc.	3,753	271,904
Morgan Stanley	9,807	264,299
Prudential Financial, Inc.	3,276	255,462
Bank of New York Mellon Corp.	8,112	244,900
BlackRock, Inc. — Class A	889	240,581
ACE Ltd.	2,398	224,358
Travelers Companies, Inc.	2,637	223,538
State Street Corp.	3,142	206,587
American Tower Corp. — Class A	2,786	206,525
Aflac, Inc.	3,286	203,699
Discover Financial Services	3,418	172,746
Charles Schwab Corp.	8,163	172,566
Marsh & McLennan Companies, Inc.	3,879	168,930
BB&T Corp.	4,966	167,602
Allstate Corp.	3,266	165,096
CME Group, Inc. — Class A	2,214	163,570
Public Storage	1,016	163,119
Aon plc	2,172	161,684
Chubb Corp.	1,801	160,757
Franklin Resources, Inc.	2,865	144,826
Prologis, Inc.	3,521	132,460
T. Rowe Price Group, Inc.	1,833	131,848
HCP, Inc.	3,207	131,327
McGraw Hill Financial, Inc.	1,943	127,441
Ventas, Inc.	2,067	127,121
Ameriprise Financial, Inc.	1,395	127,057
Equity Residential	2,365	126,694
Health Care REIT, Inc.	2,027	126,444

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value

SunTrust Banks, Inc.	3,806	$123,391
Weyerhaeuser Co.	4,118	117,898
Boston Properties, Inc.	1,070	114,383
Fifth Third Bancorp	6,258	112,894
AvalonBay Communities, Inc.	858	109,043
Progressive Corp.	3,904	106,306
Vornado Realty Trust	1,231	103,478
M&T Bank Corp.	918	102,743
Loews Corp.	2,163	101,098
Hartford Financial Services Group, Inc.	3,206	99,771
Invesco Ltd.	3,123	99,624
Moody’s Corp.	1,370	96,352
Host Hotels & Resorts, Inc.	5,295	93,563
IntercontinentalExchange, Inc.*	506	91,799
Regions Financial Corp.	9,852	91,230
Northern Trust Corp.	1,590	86,480
Principal Financial Group, Inc.	1,930	82,643
Lincoln National Corp.	1,865	78,311
SLM Corp.	3,073	76,518
KeyCorp	6,430	73,302
NYSE Euronext	1,716	72,038
XL Group plc — Class A	2,015	62,102
Leucadia National Corp.	2,214	60,309
Kimco Realty Corp.	2,894	58,401
Unum Group	1,859	56,588
Macerich Co.	991	55,932
Plum Creek Timber Company, Inc.	1,149	53,808
Comerica, Inc.	1,308	51,417
Cincinnati Financial Corp.	1,041	49,094
Huntington Bancshares, Inc.	5,850	48,321
Torchmark Corp.	649	46,955
CBRE Group, Inc. — Class A*	1,961	45,358
Genworth Financial, Inc. — Class A*	3,480	44,509
Zions Bancorporation	1,305	35,783
E*TRADE Financial Corp.*	2,028	33,462
People’s United Financial, Inc.	2,264	32,556
Hudson City Bancorp, Inc.	3,355	30,363
Apartment Investment &
Management Co. — Class A	1,027	28,694
Assurant, Inc.	529	28,619
NASDAQ OMX Group, Inc.	812	26,057
Legg Mason, Inc.	770	25,749
Total Financials		17,150,173
HEALTH CARE - 9.6%
Johnson & Johnson	19,878	1,723,223
Pfizer, Inc.	46,701	1,340,785
Merck & Company, Inc.	20,641	982,717
Gilead Sciences, Inc.*	10,802	678,798
Amgen, Inc.	5,311	594,513
Bristol-Myers Squibb Co.	11,615	537,542
UnitedHealth Group, Inc.	7,171	513,514
AbbVie, Inc.	11,189	500,484
Celgene Corp.*	2,904	447,013
Biogen Idec, Inc.*	1,673	402,791
Medtronic, Inc.	7,036	374,666
Abbott Laboratories	10,961	363,796
Express Scripts Holding Co.*	5,748	355,112
Eli Lilly & Co.	6,996	352,109
Baxter International, Inc.	3,828	251,461
Thermo Fisher Scientific, Inc.	2,545	234,522
McKesson Corp.	1,609	206,435
Covidien plc	3,246	197,811
Allergan, Inc.	2,090	189,041
Actavis, Inc.*	1,228	176,832
WellPoint, Inc.	2,111	176,501
Regeneron Pharmaceuticals, Inc.*	551	172,391
Aetna, Inc.	2,629	168,309
Alexion Pharmaceuticals, Inc.*	1,379	160,185
Cigna Corp.	1,994	153,259
Stryker Corp.	2,084	140,858
Becton Dickinson and Co.	1,369	136,927
Cardinal Health, Inc.	2,394	124,847
Vertex Pharmaceuticals, Inc.*	1,640	124,345
Agilent Technologies, Inc.	2,332	119,515
Boston Scientific Corp.*	9,475	111,237
Zoetis, Inc.	3,532	109,916
Cerner Corp.*	2,078	109,199
St. Jude Medical, Inc.	2,028	108,782
Intuitive Surgical, Inc.*	278	104,603
Humana, Inc.	1,106	103,223
Mylan, Inc.*	2,689	102,639
AmerisourceBergen Corp. — Class A	1,634	99,837
Zimmer Holdings, Inc.	1,200	98,568
Life Technologies Corp.*	1,222	91,442
Perrigo Co.	660	81,431
Forest Laboratories, Inc.*	1,663	71,160
DaVita HealthCare Partners, Inc.*	1,248	71,011
Quest Diagnostics, Inc.	1,070	66,115
CR Bard, Inc.	553	63,706
Waters Corp.*	599	63,620
Laboratory Corporation of
America Holdings*	640	63,450
Varian Medical Systems, Inc.*	759	56,720
CareFusion Corp.*	1,514	55,867
Edwards Lifesciences Corp.*	789	54,938
Hospira, Inc.*	1,166	45,731
DENTSPLY International, Inc.	1,002	43,497
PerkinElmer, Inc.	787	29,709
Tenet Healthcare Corp.*	719	29,616
Patterson Companies, Inc.	588	23,638
Total Health Care		13,759,957
CONSUMER DISCRETIONARY - 9.2%
Comcast Corp. — Class A	18,449	832,973
Amazon.com, Inc.*	2,616	817,866
Home Depot, Inc.	10,102	766,237
Walt Disney Co.	11,723	756,015
McDonald’s Corp.	7,049	678,184
Twenty-First Century Fox, Inc.	14,009	469,301
Ford Motor Co.	27,788	468,783
Time Warner, Inc.	6,492	427,239
Starbucks Corp.	5,304	408,249
NIKE, Inc. — Class B	5,273	383,031
Priceline.com, Inc.*	365	368,997
Lowe’s Companies, Inc.	7,421	353,314

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value

Target Corp.	4,451	$284,775
TJX Companies, Inc.	5,045	284,488
Viacom, Inc. — Class B	3,060	255,755
General Motors Co.*	6,637	238,733
Yum! Brands, Inc.	3,153	225,093
Time Warner Cable, Inc.	2,012	224,539
CBS Corp. — Class B	3,970	218,985
DIRECTV*	3,599	215,040
Johnson Controls, Inc.	4,828	200,363
Discovery Communications,
Inc. — Class A*	1,633	137,858
Netflix, Inc.*	411	127,085
VF Corp.	623	124,008
Dollar General Corp.*	2,104	118,792
Bed Bath & Beyond, Inc.*	1,535	118,748
Delphi Automotive plc	1,991	116,314
Omnicom Group, Inc.	1,811	114,890
Macy’s, Inc.	2,654	114,839
Ross Stores, Inc.	1,528	111,238
Coach, Inc.	1,988	108,406
AutoZone, Inc.*	251	106,105
L Brands, Inc.	1,719	105,031
Mattel, Inc.	2,434	101,888
Harley-Davidson, Inc.	1,576	101,242
Carnival Corp.	3,093	100,956
O’Reilly Automotive, Inc.*	770	98,244
Starwood Hotels & Resorts
Worldwide, Inc.	1,378	91,568
Chipotle Mexican Grill, Inc. — Class A*	212	90,884
Wynn Resorts Ltd.	573	90,540
Dollar Tree, Inc.*	1,576	90,084
Genuine Parts Co.	1,090	88,170
Whirlpool Corp.	559	81,860
BorgWarner, Inc.	806	81,720
The Gap, Inc.	1,942	78,224
CarMax, Inc.*	1,578	76,486
Kohl’s Corp.	1,439	74,468
Best Buy Company, Inc.	1,905	71,438
Ralph Lauren Corp. — Class A	421	69,351
PVH Corp.	578	68,603
Staples, Inc.	4,657	68,225
Marriott International, Inc. — Class A	1,602	67,380
Scripps Networks Interactive, Inc. — Class A	776	60,613
TripAdvisor, Inc.*	791	59,989
Tiffany & Co.	779	59,687
Wyndham Worldwide Corp.	937	57,129
Nordstrom, Inc.	1,014	56,987
News Corp. — Class A*	3,517	56,484
Newell Rubbermaid, Inc.	2,035	55,963
PetSmart, Inc.	732	55,822
H&R Block, Inc.	1,928	51,400
Interpublic Group of Companies, Inc.	2,979	51,179
Family Dollar Stores, Inc.	680	48,974
Gannett Company, Inc.	1,612	43,185
Darden Restaurants, Inc.	917	42,448
Lennar Corp. — Class A	1,171	41,454
Fossil Group, Inc.*	351	40,800
GameStop Corp. — Class A	820	40,713
PulteGroup, Inc.	2,462	40,623
Garmin Ltd.	864	39,044
Goodyear Tire & Rubber Co.*	1,736	38,973
DR Horton, Inc.	1,998	38,821
Expedia, Inc.	749	38,791
Hasbro, Inc.[1]	809	38,136
International Game Technology	1,836	34,755
Harman International Industries, Inc.	475	31,459
Leggett & Platt, Inc.	997	30,060
Urban Outfitters, Inc.*	773	28,423
Cablevision Systems Corp. — Class A	1,512	25,462
AutoNation, Inc.*	453	23,633
Abercrombie & Fitch Co. — Class A	538	19,029
JC Penney Company, Inc.*	2,154	18,998
Washington Post Co. — Class B	24	14,672
Total Consumer Discretionary		13,156,311
INDUSTRIALS - 7.9%
General Electric Co.	71,839	1,716,234
United Technologies Corp.	5,957	642,284
Boeing Co.	4,894	575,045
3M Co.	4,580	546,898
Union Pacific Corp.	3,269	507,807
United Parcel Service, Inc. — Class B	5,102	466,169
Honeywell International, Inc.	5,537	459,792
Caterpillar, Inc.	4,491	374,414
Emerson Electric Co.	5,041	326,154
Danaher Corp.	4,217	292,322
Lockheed Martin Corp.	1,904	242,855
FedEx Corp.	2,101	239,745
Precision Castparts Corp.	1,032	234,512
Eaton Corporation plc	3,348	230,476
Illinois Tool Works, Inc.	2,909	221,870
Deere & Co.	2,704	220,079
General Dynamics Corp.	2,341	204,884
CSX Corp.	7,184	184,916
Raytheon Co.	2,272	175,103
Norfolk Southern Corp.	2,199	170,093
Cummins, Inc.	1,233	163,829
Northrop Grumman Corp.	1,629	155,179
Delta Air Lines, Inc.	6,056	142,861
PACCAR, Inc.	2,494	138,816
Waste Management, Inc.	3,072	126,690
Ingersoll-Rand plc	1,911	124,100
Parker Hannifin Corp.	1,051	114,265
Tyco International Ltd.	3,260	114,035
WW Grainger, Inc.	432	113,059
Dover Corp.	1,198	107,616
Rockwell Automation, Inc.	981	104,908
Stanley Black & Decker, Inc.	1,129	102,254
Fastenal Co.	1,929	96,932
Roper Industries, Inc.	704	93,540
Pentair Ltd.	1,403	91,111
Kansas City Southern	776	84,863
Fluor Corp.	1,154	81,888
AMETEK, Inc.	1,720	79,154
Southwest Airlines Co.	4,981	72,523

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value

Stericycle, Inc.*	611	$70,509
CH Robinson Worldwide, Inc.	1,125	67,005
Rockwell Collins, Inc.	956	64,874
Expeditors International of
Washington, Inc.	1,459	64,284
Republic Services, Inc. — Class A	1,917	63,951
Flowserve Corp.	992	61,891
Pall Corp.	787	60,630
L-3 Communications Holdings, Inc.	636	60,102
ADT Corp.	1,408	57,249
Nielsen Holdings N.V.	1,520	55,404
Textron, Inc.	1,976	54,557
Jacobs Engineering Group, Inc.*	923	53,700
Masco Corp.	2,518	53,583
Equifax, Inc.	854	51,112
Quanta Services, Inc.*	1,507	41,458
Snap-on, Inc.	406	40,397
Robert Half International, Inc.	982	38,327
Joy Global, Inc.	743	37,923
Cintas Corp.	725	37,120
Xylem, Inc.	1,309	36,560
Iron Mountain, Inc.	1,203	32,505
Dun & Bradstreet Corp.	272	28,247
Pitney Bowes, Inc.	1,429	25,994
Ryder System, Inc.	363	21,671
Total Industrials		11,318,328
ENERGY - 7.7%
Exxon Mobil Corp.	31,050	2,671,542
Chevron Corp.	13,634	1,656,531
Schlumberger Ltd.	9,337	825,017
ConocoPhillips	8,631	599,941
Occidental Petroleum Corp.	5,687	531,962
Anadarko Petroleum Corp.	3,544	329,557
EOG Resources, Inc.	1,925	325,864
Halliburton Co.	5,966	287,263
Phillips 66	4,311	249,262
Apache Corp.	2,852	242,819
National Oilwell Varco, Inc.	3,015	235,502
Pioneer Natural Resources Co.	978	184,646
Williams Companies, Inc.	4,820	175,254
Marathon Oil Corp.	5,005	174,574
Noble Energy, Inc.	2,536	169,937
Kinder Morgan, Inc.	4,752	169,029
Spectra Energy Corp.	4,720	161,566
Hess Corp.	2,038	157,619
Devon Energy Corp.	2,694	155,605
Baker Hughes, Inc.	3,121	153,241
Marathon Petroleum Corp.	2,206	141,890
Valero Energy Corp.	3,828	130,726
Cabot Oil & Gas Corp.	2,970	110,840
Cameron International Corp.*	1,734	101,214
Equities Corp.	1,066	94,576
FMC Technologies, Inc.*	1,674	92,773
Chesapeake Energy Corp.	3,575	92,521
Southwestern Energy Co.*	2,476	90,077
Ensco plc — Class A	1,648	88,580
Range Resources Corp.	1,150	87,274
Murphy Oil Corp.	1,243	74,978
Noble Corp.	1,791	67,646
CONSOL Energy, Inc.	1,610	54,177
Helmerich & Payne, Inc.	754	51,988
Denbury Resources, Inc.*	2,629	48,400
Tesoro Corp.	949	41,737
QEP Resources, Inc.	1,260	34,889
Peabody Energy Corp.	1,909	32,930
Rowan Companies plc — Class A*	878	32,240
Diamond Offshore Drilling, Inc.	486	30,288
Nabors Industries Ltd.	1,835	29,470
WPX Energy, Inc.*	1,414	27,234
Newfield Exploration Co.*	953	26,084
Total Energy		11,039,263
CONSUMER STAPLES - 7.4%
Procter & Gamble Co.	19,317	1,460,171
Coca-Cola Co.	26,900	1,018,972
Philip Morris International, Inc.	11,416	988,512
PepsiCo, Inc.	10,879	864,881
Wal-Mart Stores, Inc.	11,481	849,134
CVS Caremark Corp.	8,663	491,625
Altria Group, Inc.	14,138	485,640
Mondelez International, Inc. — Class A	12,558	394,572
Colgate-Palmolive Co.	6,214	368,490
Costco Wholesale Corp.	3,080	354,570
Walgreen Co.	6,132	329,902
Kimberly-Clark Corp.	2,703	254,677
Kraft Foods Group, Inc.	4,205	220,510
General Mills, Inc.	4,525	216,838
Archer-Daniels-Midland Co.	4,652	171,380
Whole Foods Market, Inc.	2,630	153,855
Kroger Co.	3,655	147,443
Sysco Corp.	4,155	132,254
Estee Lauder Companies, Inc. — Class A	1,803	126,030
Lorillard, Inc.	2,640	118,219
Reynolds American, Inc.	2,235	109,023
Kellogg Co.	1,820	106,889
Mead Johnson Nutrition Co. — Class A	1,432	106,340
Hershey Co.	1,054	97,495
ConAgra Foods, Inc.	2,977	90,322
Brown-Forman Corp. — Class B	1,150	78,350
JM Smucker Co.	740	77,730
Clorox Co.	921	75,264
Beam, Inc.	1,146	74,089
Coca-Cola Enterprises, Inc.	1,759	70,729
Constellation Brands, Inc. — Class A*	1,166	66,928
Dr Pepper Snapple Group, Inc.	1,437	64,406
Avon Products, Inc.	3,058	62,995
McCormick & Company, Inc.	926	59,912
Molson Coors Brewing Co. — Class B	1,115	55,895
Tyson Foods, Inc. — Class A	1,967	55,627
Safeway, Inc.	1,703	54,479
Campbell Soup Co.	1,256	51,132
Monster Beverage Corp.*	962	50,265
Hormel Foods Corp.	953	40,140
Total Consumer Staples		10,595,685

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value

MATERIALS - 2.6%
Monsanto Co.	3,759	$392,327
EI du Pont de Nemours & Co.	6,511	381,283
Dow Chemical Co.	8,542	328,013
Praxair, Inc.	2,085	250,638
Freeport-McMoRan Copper & Gold, Inc.	7,321	242,179
LyondellBasell Industries N.V. — Class A	3,160	231,407
Ecolab, Inc.	1,910	188,631
PPG Industries, Inc.	1,011	168,898
Air Products & Chemicals, Inc.	1,473	156,978
International Paper Co.	3,147	140,986
Sherwin-Williams Co.	616	112,223
Nucor Corp.	2,246	110,099
Mosaic Co.	2,407	103,549
Newmont Mining Corp.	3,514	98,743
CF Industries Holdings, Inc.	403	84,964
Eastman Chemical Co.	1,084	84,444
Sigma-Aldrich Corp.	849	72,420
FMC Corp.	967	69,353
Alcoa, Inc.	7,541	61,233
Airgas, Inc.	466	49,419
MeadWestvaco Corp.	1,255	48,167
International Flavors & Fragrances, Inc.	580	47,734
Vulcan Materials Co.	915	47,406
Ball Corp.	1,029	46,182
Sealed Air Corp.	1,381	37,549
Owens-Illinois, Inc.*	1,164	34,943
Avery Dennison Corp.	688	29,942
Bemis Company, Inc.	725	28,282
Allegheny Technologies, Inc.	765	23,348
Cliffs Natural Resources, Inc.	1,072	21,976
United States Steel Corp.	1,017	20,940
Total Materials		3,714,256

UTILITIES - 2.3%
Duke Energy Corp.	4,977	332,363
Dominion Resources, Inc.	4,082	255,044
Southern Co.	6,164	253,833
NextEra Energy, Inc.	2,999	240,400
Exelon Corp.	6,045	179,174
American Electric Power Company, Inc.	3,431	148,734
Sempra Energy	1,602	137,132
PPL Corp.	4,454	135,313
PG&E Corp.	3,145	128,693
Public Service Enterprise Group, Inc.	3,572	117,626
Consolidated Edison, Inc.	2,061	113,644
FirstEnergy Corp.	2,954	107,673
Edison International	2,302	106,030
Xcel Energy, Inc.	3,515	97,049
Northeast Utilities	2,224	91,740
DTE Energy Co.	1,234	81,419
Entergy Corp.	1,258	79,493
ONEOK, Inc.	1,451	77,367
CenterPoint Energy, Inc.	3,027	72,557
NiSource, Inc.	2,207	68,174
Wisconsin Energy Corp.	1,604	64,770
NRG Energy, Inc.	2,279	62,285
Ameren Corp.	1,708	59,507
AES Corp.	4,347	57,772
CMS Energy Corp.	1,873	49,297
SCANA Corp.	984	45,303
Pinnacle West Capital Corp.	771	42,205
AGL Resources, Inc.	837	38,527
Pepco Holdings, Inc.	1,756	32,416
Integrys Energy Group, Inc.	562	31,410
TECO Energy, Inc.	1,443	23,867
Total Utilities		3,330,817
TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	37,467	1,267,133
Verizon Communications, Inc.	20,191	942,112
Crown Castle International Corp.*	2,066	150,880
CenturyLink, Inc.	4,239	133,020
Windstream Holdings, Inc.[1]	4,185	33,480
Frontier Communications Corp.[1]	7,056	29,424
Total Telecommunication Services		2,556,049
Total Common Stocks
(Cost $88,646,432)		105,498,157

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 23.0%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$33,018,236	33,018,236
Total Repurchase Agreement
(Cost $33,018,236)		33,018,236

SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	11,872	11,872
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	11,086	11,086
Total Securities Lending Collateral
(Cost $22,958)		22,958
Total Investments - 96.7%
(Cost $121,687,626)		$138,539,351
Other Assets & Liabilities, net - 3.3%		4,723,446
Total Net Assets - 100.0%		$143,262,797

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P 500® 2x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $20,872,425)	249	$3,564

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[4]
(Notional Value $9,644,103)	5,735	$(56,478)
Goldman Sachs International
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[4]
(Notional Value $16,531,446)	9,831	(104,478)
Credit Suisse Capital, LLC
October 2013 S&P 500 Index Swap,
Terminating 10/23/13[4]
(Notional Value $134,686,360)	80,097	(812,437)
(Total Notional Value
$160,861,909)		$(973,393)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $21,714 of securities loaned
(cost $88,646,432)	$105,498,157
Repurchase agreements, at value
(cost $33,041,194)	33,041,194
Total investments
(cost $121,687,626)	138,539,351
Segregated cash with broker	25,681,261
Cash	608
Receivables:
Fund shares sold	19,541,411
Dividends	93,160
Foreign taxes reclaim	51
Interest	43
Other assets	9,634
Total assets	183,865,519
Liabilities:
Unrealized depreciation on swap agreements	973,393
Payable for:
Fund shares redeemed	23,089,215
Securities purchased	15,961,999
Swap settlement	284,476
Management fees	79,436
Distribution and service fees	28,353
Upon return of securities loaned	22,958
Transfer agent and administrative fees	22,066
Variation margin	19,642
Portfolio accounting fees	13,239
Miscellaneous	107,945
Total liabilities	40,602,722
Net assets	$143,262,797
Net assets consist of:
Paid in capital	$155,847,761
Accumulated net investment loss	(294,398)
Accumulated net realized loss on investments	(28,172,462)
Net unrealized appreciation on investments	15,881,896
Net assets	$143,262,797
A-Class:
Net assets	$8,907,477
Capital shares outstanding	188,992
Net asset value per share	$47.13
Maximum offering price per share
(Net asset value divided by 95.25%)	$49.48
C-Class:
Net assets	$11,737,541
Capital shares outstanding	275,385
Net asset value per share	$42.62
H-Class:
Net assets	$122,617,779
Capital shares outstanding	2,602,861
Net asset value per share	$47.11

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $213)	$794,174
Interest	5,269
Income from securities lending, net	140
Total investment income	799,583

Expenses:
Management fees	537,069
Transfer agent and administrative fees	149,186
Distribution and service fees:
A-Class	9,972
C-Class	54,501
H-Class	125,590
Portfolio accounting fees	89,513
Trustees’ fees*	6,837
Custodian fees	6,708
Line of credit fees	88
Miscellaneous	118,610
Total expenses	1,098,074
Net investment loss	(298,491)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	725,641
Swap agreements	10,057,941
Futures contracts	1,546,964
Net realized gain	12,330,546
Net change in unrealized appreciation (depreciation) on:
Investments	3,572,353
Swap agreements	(1,446,584)
Futures contracts	(24,455)
Net change in unrealized appreciation (depreciation)	2,101,314
Net realized and unrealized gain	14,431,860
Net increase in net assets resulting from operations	$14,133,369

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(298,491)	$(168,633)	$(715,843)
Net realized gain on investments	12,330,546	15,828,145	36,638,595
Net change in unrealized appreciation (depreciation) on investments	2,101,314	4,247,177	(7,790,434)
Net increase in net assets resulting from operations	14,133,369	19,906,689	28,132,318

Capital share transactions:
Proceeds from sale of shares
A-Class	27,974,618	3,108,935	5,345,648
C-Class	48,422,069	13,974,092	137,299,494
H-Class	1,398,953,519	781,575,961	5,303,245,543
Cost of shares redeemed
A-Class	(27,007,771)	(2,806,247)	(7,721,809)
C-Class	(48,862,110)	(13,699,428)	(142,790,939)
H-Class	(1,364,488,225)	(786,175,033)	(5,436,451,502)
Net increase (decrease) from capital share transactions	34,992,100	(4,021,720)	(141,073,565)
Net increase in net assets	49,125,469	15,884,969	(112,941,247)

Net assets:
Beginning of period	94,137,328	78,252,359	191,193,606
End of period	$143,262,797	$94,137,328	$78,252,359
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(294,398)	$4,093	$4,093

Capital share activity:
Shares sold
A-Class	608,854	81,734	167,157
C-Class	1,200,068	408,328	4,854,385
H-Class	31,244,616	20,646,485	170,656,205
Shares redeemed
A-Class	(579,699)	(72,691)	(245,083)
C-Class	(1,212,020)	(399,196)	(5,030,393)
H-Class	(30,523,556)	(20,678,784)	(175,406,405)
Net increase (decrease) in shares	738,263	(14,124)	(5,004,134)

* The Fund changed its fiscal year end from December to March in 2013.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$40.90	$33.77	$26.15	$27.31	$22.03	$15.10	$47.66
Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.06)	(.15)	(.18)	(.11)	(.03)	.17
Net gain (loss) on investments (realized and unrealized)	6.33	7.19	7.77	(.98)	5.39	6.98	(32.65)
Total from investment operations	6.23	7.13	7.62	(1.16)	5.28	6.95	(32.48)
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$47.13	$40.90	$33.77	$26.15	$27.31	$22.03	$15.10

Total Return[d]	15.23%	21.11%	29.14%	(4.21%)	23.92%	46.00%	(68.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,907	$6,537	$5,092	$5,982	$11,445	$14,077	$16,149
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.59%)	(0.49%)	(0.66%)	(0.47%)	(0.25%)	0.58%
Total expenses	1.76%	1.77%	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	143%	— [e]	548%	311%	145%	187%	92%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.12	$30.71	$23.94	$25.16	$20.44	$14.13	$44.94
Income (loss) from investment operations:
Net investment loss[c]	(.24)	(.11)	(.36)	(.35)	(.25)	(.14)	(.05)
Net gain (loss) on investments (realized and unrealized)	5.74	6.52	7.13	(.87)	4.97	6.47	(30.68)
Total from investment operations	5.50	6.41	6.77	(1.22)	4.72	6.33	(30.73)
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$42.62	$37.12	$30.71	$23.94	$25.16	$20.44	$14.13

Total Return[d]	14.82%	20.87%	28.28%	(4.81%)	23.04%	44.77%	(68.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,738	$10,667	$8,543	$10,876	$16,801	$21,325	$32,159
Ratios to average net assets:
Net investment loss	(1.17%)	(1.34%)	(1.25%)	(1.39%)	(1.21%)	(0.99%)	(0.16%)
Total expenses	2.52%	2.51%	2.51%	2.64%	2.53%	2.57%	2.48%
Portfolio turnover rate	143%	— [e]	548%	311%	145%	187%	92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$40.88	$33.76	$26.16	$27.31	$22.03	$15.10	$47.63
Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.06)	(.18)	(.21)	(.14)	(.07)	.16
Net gain (loss) on investments (realized and unrealized)	6.33	7.18	7.78	(.94)	5.42	7.02	(32.61)
Total from investment operations	6.23	7.12	7.60	(1.15)	5.28	6.95	(32.45)
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$47.11	$40.88	$33.76	$26.16	$27.31	$22.03	$15.10

Total Return[d]	15.21%	21.12%	29.05%	(4.21%)	23.97%	46.00%	(68.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,618	$76,933	$64,617	$174,336	$138,289	$290,100	$110,656
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.61%)	(0.58%)	(0.76%)	(0.61%)	(0.45%)	0.53%
Total expenses	1.77%	1.76%	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	143%	— [e]	548%	311%	145%	187%	92%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Less than 1%.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
Inverse S&P 500® 2x Strategy FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 17.4%
Freddie Mac[1]
0.11% due 06/10/14	$10,000,000	$9,995,800
Total Federal Agency Discount Notes
(Cost $9,991,950)		9,995,800
REPURCHASE AGREEMENT††,2 - 52.6%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	30,244,825	30,244,825
Total Repurchase Agreement
(Cost $30,244,825)		30,244,825
Total Investments - 70.0%
(Cost $40,236,775)		$40,240,625
Other Assets & Liabilities, net - 30.0%		17,215,442
Total Net Assets - 100.0%		$57,456,067

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $17,854,725)	213	$444,265

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 S&P 500 Index Swap,
Terminating 10/23/13[3]
(Notional Value $63,621,559)	37,835	$383,774
Goldman Sachs International
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[3]
(Notional Value $16,548,344)	9,841	127,962
Barclays Bank plc
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[3]
(Notional Value $16,705,664)	9,935	100,607
(Total Notional Value $96,875,567)		$612,343

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Repurchase Agreement — See Note 5.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013
Assets:
Investments, at value
(cost $9,991,950)	$9,995,800
Repurchase agreements, at value
(cost $30,244,825)	30,244,825
Total investments
(cost $40,236,775)	40,240,625
Segregated cash with broker	16,359,514
Unrealized appreciation on swap agreements	612,343
Receivables:
Fund shares sold	2,009,760
Variation margin	109,692
Interest	25
Total assets	59,331,959
Liabilities:
Payable for:
Fund shares redeemed	1,746,163
Management fees	47,412
Distribution and service fees	15,044
Transfer agent and administrative fees	13,170
Portfolio accounting fees	7,902
Miscellaneous	46,201
Total liabilities	1,875,892
Net assets	$57,456,067
Net assets consist of:
Paid in capital	$476,596,031
Accumulated net investment loss	(617,507)
Accumulated net realized loss on investments	(419,582,915)
Net unrealized appreciation on investments	1,060,458
Net assets	$57,456,067
A-Class:
Net assets	$4,323,261
Capital shares outstanding	729,375
Net asset value per share	$5.93
Maximum offering price per share
(Net asset value divided by 95.25%)	$6.23
C-Class:
Net assets	$4,300,153
Capital shares outstanding	799,239
Net asset value per share	$5.38
H-Class:
Net assets	$48,832,653
Capital shares outstanding	8,211,840
Net asset value per share	$5.95

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013
Investment Income:
Interest	$12,411
Total investment income	12,411

Expenses:
Management fees	313,396
Transfer agent and administrative fees	87,055
Distribution and service fees:
A-Class	6,281
C-Class	17,728
H-Class	76,344
Portfolio accounting fees	52,234
Trustees’ fees*	4,948
Custodian fees	4,026
Miscellaneous	67,906
Total expenses	629,918
Net investment loss	(617,507)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(11,180,380)
Futures contracts	(3,532,872)
Net realized loss	(14,713,252)
Net change in unrealized appreciation (depreciation) on:
Investments	1,842
Swap agreements	1,013,796
Futures contracts	455,180
Net change in unrealized appreciation (depreciation)	1,470,818
Net realized and unrealized loss	(13,242,434)
Net decrease in net assets resulting from operations	$(13,859,941)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(617,507)	$(285,846)	$(1,539,045)
Net realized loss on investments	(14,713,252)	(14,089,522)	(31,816,160)
Net change in unrealized appreciation (depreciation) on investments	1,470,818	(60,432)	(1,066,185)
Net decrease in net assets resulting from operations	(13,859,941)	(14,435,800)	(34,421,390)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,987,565	3,331,122	9,359,726
C-Class	50,926,093	20,120,889	146,728,868
H-Class	812,767,608	320,703,351	2,510,982,585
Cost of shares redeemed
A-Class	(27,763,961)	(2,772,336)	(8,367,525)
C-Class	(49,718,407)	(19,634,356)	(147,079,728)
H-Class	(807,230,066)	(304,513,349)	(2,502,402,768)
Net increase from capital share transactions	6,968,832	17,235,321	9,221,158
Net increase (decrease) in net assets	(6,891,109)	2,799,521	(25,200,232)

Net assets:
Beginning of period	64,347,176	61,547,655	86,747,887
End of period	$57,456,067	$64,347,176	$61,547,655
Accumulated net investment loss at end of period	$(617,507)	$—	$(1)

Capital share activity:
Shares sold
A-Class	4,577,908	441,576	959,922
C-Class	8,842,705	2,806,736	15,592,158
H-Class	127,555,767	40,940,187	243,346,167
Shares redeemed
A-Class	(4,536,418)	(351,493)	(843,922)
C-Class	(8,634,266)	(2,733,744)	(15,660,217)
H-Class	(127,083,856)	(39,060,594)	(243,259,912)
Net increase in shares	721,840	2,042,668	134,196

* The Fund changed its fiscal year end from December to March in 2013.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.15	$8.86	$12.74	$15.95	$23.77	$48.14	$29.16
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.03)	(.16)	(.27)	(.34)	(.61)	.10
Net gain (loss) on investments (realized and unrealized)	(1.16)	(1.68)	(3.72)	(2.94)	(7.48)	(23.74)	19.18
Total from investment operations	(1.22)	(1.71)	(3.88)	(3.21)	(7.82)	(24.35)	19.28
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$5.93	$7.15	$8.86	$12.74	$15.95	$23.77	$48.14

Total Return[d]	(17.06%)	(19.30%)	(30.46%)	(20.13%)	(32.90%)	(50.58%)	66.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,323	$4,921	$5,295	$6,138	$6,902	$7,069	$14,897
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.66%)	(1.62%)	(1.84%)	(1.60%)	(1.60%)	0.27%
Total expenses	1.77%	1.75%	1.75%	1.93%	1.79%	1.80%	1.74%
Portfolio turnover rate	—	—	—	—	—	—	—

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$6.52	$8.09	$11.71	$14.75	$22.13	$45.16	$27.56
Income (loss) from investment operations:
Net investment loss[c]	(.07)	(.04)	(.22)	(.34)	(.44)	(.79)	(.15)
Net gain (loss) on investments (realized and unrealized)	(1.07)	(1.53)	(3.40)	(2.70)	(6.94)	(22.22)	18.05
Total from investment operations	(1.14)	(1.57)	(3.62)	(3.04)	(7.38)	(23.01)	17.90
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$5.38	$6.52	$8.09	$11.71	$14.75	$22.13	$45.16

Total Return[d]	(17.48%)	(19.41%)	(30.91%)	(20.61%)	(33.35%)	(50.95%)	64.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,300	$3,854	$4,187	$6,860	$8,654	$14,720	$17,565
Ratios to average net assets:
Net investment loss	(2.48%)	(2.39%)	(2.37%)	(2.58%)	(2.35%)	(2.39%)	(0.42%)
Total expenses	2.52%	2.47%	2.50%	2.68%	2.54%	2.59%	2.49%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.18	$8.88	$12.77	$15.97	$23.79	$48.17	$29.16
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.03)	(.17)	(.27)	(.34)	(.60)	.11
Net gain (loss) on investments (realized and unrealized)	(1.17)	(1.67)	(3.72)	(2.93)	(7.48)	(23.76)	19.20
Total from investment operations	(1.23)	(1.70)	(3.89)	(3.20)	(7.82)	(24.36)	19.31
Less distributions from:
Net investment income	—	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$5.95	$7.18	$8.88	$12.77	$15.97	$23.79	$48.17

Total Return[d]	(17.13%)	(19.14%)	(30.46%)	(20.04%)	(32.87%)	(50.57%)	66.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,833	$55,573	$52,066	$73,750	$130,109	$122,431	$177,979
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.67%)	(1.64%)	(1.83%)	(1.61%)	(1.62%)	0.29%
Total expenses	1.77%	1.76%	1.76%	1.93%	1.79%	1.81%	1.73%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Google, Inc. — Class A	4.4%
Amazon.com, Inc.	2.6%
Cisco Systems, Inc.	2.3%
QUALCOMM, Inc.	2.1%
Intel Corp.	2.1%
Comcast Corp. — Class A	1.8%
Gilead Sciences, Inc.	1.8%
Facebook, Inc. — Class A	1.7%
Top Ten Total	31.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 65.8%

INFORMATION TECHNOLOGY - 37.7%
Apple, Inc.	69,833	$33,292,883
Microsoft Corp.	640,320	21,329,059
Google, Inc. — Class A*	21,058	18,444,913
Cisco Systems, Inc.	410,816	9,621,311
QUALCOMM, Inc.	131,868	8,882,628
Intel Corp.	382,966	8,777,580
Facebook, Inc. — Class A*	139,712	7,019,131
eBay, Inc.*	99,509	5,551,607
Texas Instruments, Inc.	84,648	3,408,775
Baidu, Inc. ADR*	21,119	3,277,246
Automatic Data Processing, Inc.	37,119	2,686,673
Yahoo!, Inc.*	78,435	2,600,905
Adobe Systems, Inc.*	38,608	2,005,299
Cognizant Technology Solutions
Corp. — Class A*	23,168	1,902,556
Dell, Inc.	135,161	1,861,167
Applied Materials, Inc.	92,460	1,621,748
Intuit, Inc.	22,820	1,513,194
Activision Blizzard, Inc.	86,057	1,434,570
Micron Technology, Inc.*	79,828	1,394,595
Symantec Corp.	53,765	1,330,684
Seagate Technology plc	27,426	1,199,614
Western Digital Corp.	18,221	1,155,211
Paychex, Inc.	28,101	1,142,025
Analog Devices, Inc.	23,884	1,123,742
NetApp, Inc.	26,144	1,114,257
SanDisk Corp.	18,477	1,099,566
Broadcom Corp. — Class A	40,659	1,057,541
CA, Inc.	35,026	1,039,221
Citrix Systems, Inc.*	14,406	1,017,208
Fiserv, Inc.*	10,001	1,010,601
Xilinx, Inc.	20,465	958,990
Altera Corp.	24,556	912,501
Check Point Software Technologies Ltd.*	15,102	854,169
Avago Technologies Ltd.	18,981	818,461
KLA-Tencor Corp.	12,740	775,229
Linear Technology Corp.	17,921	710,747
Akamai Technologies, Inc.*	13,698	708,187
Autodesk, Inc.*	17,107	704,295
Equinix, Inc.*	3,797	697,319
NVIDIA Corp.	44,477	692,062
Maxim Integrated Products, Inc.	21,896	652,501
Microchip Technology, Inc.	15,169	611,159
F5 Networks, Inc.*	6,021	516,361
Nuance Communications, Inc.*	23,857	446,007
Total Information Technology		158,973,498
CONSUMER DISCRETIONARY - 13.4%
Amazon.com, Inc.*	35,118	10,979,293
Comcast Corp. — Class A	164,006	7,404,870
Starbucks Corp.	57,760	4,445,787
Priceline.com, Inc.*	3,954	3,997,296
Twenty-First Century Fox, Inc.	116,681	3,908,813
Viacom, Inc. — Class B	32,732	2,735,741
DIRECTV*	42,204	2,521,689
Sirius XM Radio, Inc.	477,301	1,847,155
Tesla Motors, Inc.*,1	9,340	1,806,543
Netflix, Inc.*	4,528	1,400,103
Liberty Global plc — Class A*	17,165	1,362,043
Bed Bath & Beyond, Inc.*	16,739	1,294,929
Liberty Media Corp. — Class A*	8,504	1,251,364
Wynn Resorts Ltd.	7,771	1,227,896
Ross Stores, Inc.	16,808	1,223,622
Mattel, Inc.	26,484	1,108,620
O’Reilly Automotive, Inc.*	8,345	1,064,739
Charter Communications, Inc. — Class A*	7,793	1,050,185
Dollar Tree, Inc.*	17,145	980,008
Discovery Communications,
Inc. — Class A*	11,317	955,381
Liberty Interactive Corp. — Class A*	37,785	886,814
Staples, Inc.	50,771	743,795
Garmin Ltd.	15,015	678,528
Fossil Group, Inc.*	4,343	504,830
Expedia, Inc.	9,470	490,451
Sears Holdings Corp.*,1	8,188	488,332
Total Consumer Discretionary		56,358,827
HEALTH CARE - 9.0%
Gilead Sciences, Inc.*	117,657	7,393,566
Amgen, Inc.	57,913	6,482,781
Celgene Corp.*	31,617	4,866,805
Biogen Idec, Inc.*	18,266	4,397,722
Express Scripts Holding Co.*	62,584	3,866,439
Regeneron Pharmaceuticals, Inc.*	7,432	2,325,250
Alexion Pharmaceuticals, Inc.*	15,029	1,745,769
Cerner Corp.*	26,373	1,385,901
Vertex Pharmaceuticals, Inc.*	17,892	1,356,571
Intuitive Surgical, Inc.*	3,048	1,146,871
Mylan, Inc.*	29,345	1,120,099
Catamaran Corp.*	15,841	727,894
Henry Schein, Inc.*	6,649	689,501
DENTSPLY International, Inc.	10,941	474,949
Total Health Care		37,980,118
CONSUMER STAPLES - 3.3%
Mondelez International, Inc. — Class A	136,881	4,300,801
Costco Wholesale Corp.	33,572	3,864,809
Kraft Foods Group, Inc.	45,785	2,400,965
Whole Foods Market, Inc.	28,638	1,675,323
Green Mountain Coffee Roasters, Inc.*	11,587	872,849
Monster Beverage Corp.*	12,872	672,562
Total Consumer Staples		13,787,309
INDUSTRIALS - 1.3%
PACCAR, Inc.	27,214	1,514,730
Fastenal Co.	22,824	1,146,906
Verisk Analytics, Inc. — Class A*	12,903	838,179
Stericycle, Inc.*	6,604	762,102
CH Robinson Worldwide, Inc.	12,249	729,551
Expeditors International of Washington, Inc.	15,868	699,144
Total Industrials		5,690,612

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013

NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group plc ADR	77,425	$2,723,811
SBA Communications Corp. —
Class A*	9,823	790,359
Total Telecommunication Services		3,514,170
MATERIALS - 0.3%
Sigma-Aldrich Corp.	9,239	788,087
Randgold Resources Ltd. ADR	3,813	272,744
Total Materials		1,060,831
Total Common Stocks
(Cost $253,168,789)		277,365,365

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 18.2%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$71,398,166	71,398,166
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	5,549,209	5,549,209
Total Repurchase Agreements
(Cost $76,947,375)		76,947,375
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	840,781	840,781
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	785,088	785,088
Total Securities Lending Collateral
(Cost $1,625,869)		1,625,869
Total Investments - 84.4%
(Cost $331,742,033)		$355,938,609
Other Assets & Liabilities, net - 15.6%		65,905,312
Total Net Assets - 100.0%		$421,843,921

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
October 2013 NASDAQ-100 Index Swap,
Terminating 10/23/13[5]
(Notional Value $83,155,626)	25,839	$(304,214)
Barclays Bank plc
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[5]
(Notional Value $201,421,199)	62,588	(736,657)
Goldman Sachs International
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[5]
(Notional Value $281,627,206)	87,511	(1,273,305)
(Total Notional Value
$566,204,031)		$(2,314,176)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $1,613,579 of securities loaned
(cost $253,168,789)	$277,365,365
Repurchase agreements, at value
(cost $78,573,244)	78,573,244
Total investments
(cost $331,742,033)	355,938,609
Segregated cash with broker	60,496,905
Cash	8,586
Receivables:
Fund shares sold	12,344,311
Dividends	115,508
Interest	1,474
Foreign taxes reclaim	1,330
Total assets	428,906,723
Liabilities:
Unrealized depreciation on swap agreements	2,314,176
Payable for:
Fund shares redeemed	2,253,883
Upon return of securities loaned	1,625,869
Management fees	278,597
Distribution and service fees	85,402
Transfer agent and administrative fees	77,388
Portfolio accounting fees	46,433
Swap settlement	5,132
Miscellaneous	375,922
Total liabilities	7,062,802
Net assets	$421,843,921
Net assets consist of:
Paid in capital	$375,224,765
Accumulated net investment loss	(1,380,080)
Accumulated net realized gain on investments	26,116,836
Net unrealized appreciation on investments	21,882,400
Net assets	$421,843,921
A-Class:
Net assets	$8,257,406
Capital shares outstanding	35,462
Net asset value per share	$232.85
Maximum offering price per share
(Net asset value divided by 95.25%)	$244.46
C-Class:
Net assets	$14,196,930
Capital shares outstanding	69,347
Net asset value per share	$204.72
H-Class:
Net assets	$399,389,585
Capital shares outstanding	1,715,320
Net asset value per share	$232.84

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment income:
Dividends (net of foreign withholding tax of $997)	$1,779,578
Interest	8,356
Income from securities lending, net	3,519
Total investment income	1,791,453

Expenses:
Management fees	1,571,056
Transfer agent and administrative fees	436,405
Distribution and service fees:
A-Class	8,491
C-Class	63,910
H-Class	411,937
Portfolio accounting fees	261,845
Custodian fees	18,510
Trustees’ fees*	16,077
Line of credit fees	118
Miscellaneous	406,112
Total expenses	3,194,461
Net investment loss	(1,403,008)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	51,757,411
Swap agreements	45,467,887
Futures contracts	6,930,416
Net realized gain	104,155,714
Net change in unrealized appreciation (depreciation) on:
Investments	(33,883,834)
Swap agreements	(3,271,026)
Futures contracts	(713,848)
Net change in unrealized appreciation (depreciation)	(37,868,708)
Net realized and unrealized gain	66,287,006
Net increase in net assets resulting from operations	$64,883,998

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,403,008)	$(485,956)	$(1,932,312)
Net realized gain on investments	104,155,714	17,339,249	57,910,060
Net change in unrealized appreciation (depreciation) on investments	(37,868,708)	432,667	6,069,358
Net increase in net assets resulting from operations	64,883,998	17,285,960	62,047,106

Capital share transactions:
Proceeds from sale of shares
A-Class	2,594,315	1,426,639	6,880,015
C-Class	34,383,283	13,323,097	90,422,354
H-Class	1,900,037,400	894,394,581	3,488,001,370
Cost of shares redeemed
A-Class	(2,504,911)	(1,552,159)	(6,744,636)
C-Class	(34,977,164)	(14,680,945)	(100,102,558)
H-Class	(1,871,204,317)	(731,066,587)	(3,528,492,348)
Net increase from capital share transactions	28,328,606	161,844,626	(50,035,803)
Net increase in net assets	93,212,604	179,130,586	12,011,303

Net assets:
Beginning of period	328,631,317	149,500,731	137,489,428
End of period	$421,843,921	$328,631,317	$149,500,731
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(1,380,080)	$22,928	$22,928

Capital share activity:
Shares sold
A-Class	12,491	8,164	41,943
C-Class	191,788	87,674	646,589
H-Class	9,452,933	5,151,900	22,001,255
Shares redeemed
A-Class	(12,742)	(8,975)	(42,638)
C-Class	(195,192)	(96,910)	(713,685)
H-Class	(9,469,054)	(4,242,524)	(22,156,286)
Net increase (decrease) in shares	(19,776)	899,329	(222,822)

* The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$179.47	$160.58	$119.78	$120.86	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[c]	(.83)	(.36)	(1.06)	(1.62)	(1.08)	(.73)	(.90)
Net gain (loss) on investments (realized and unrealized)	54.21	19.25	41.86	.54	33.32	48.81	(107.41)
Total from investment operations	53.38	18.89	40.80	(1.08)	32.24	48.08	(108.31)
Net asset value, end of period	$232.85	$179.47	$160.58	$119.78	$120.86	$88.62	$40.54

Total Return[d]	29.74%	11.76%	34.07%	(0.89%)	36.37%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,257	$6,409	$5,865	$4,458	$7,890	$10,134	$5,835
Ratios to average net assets:
Net investment loss	(0.81%)	(0.84%)	(0.66%)	(1.27%)	(1.15%)	(1.25%)	(0.90%)
Total expenses	1.80%	1.79%	1.78%	1.92%	1.82%	1.85%	1.76%
Portfolio turnover rate	190%	71%	307%	164%	121%	78%	50%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$158.38	$141.97	$106.78	$108.57	$80.21	$37.03	$137.05
Income (loss) from investment operations:
Net investment loss[c]	(1.38)	(.59)	(2.08)	(2.30)	(1.60)	(1.07)	(1.45)
Net gain (loss) on investments (realized and unrealized)	47.72	17.00	37.27	.51	29.96	44.25	(98.57)
Total from investment operations	46.34	16.41	35.19	(1.79)	28.36	43.18	(100.02)
Net asset value, end of period	$204.72	$158.38	$141.97	$106.78	$108.57	$80.21	$37.03

Total Return[d]	29.26%	11.57%	32.96%	(1.64%)	35.33%	116.61%	(72.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,197	$11,522	$11,640	$15,920	$20,058	$19,475	$13,791
Ratios to average net assets:
Net investment loss	(1.54%)	(1.58%)	(1.49%)	(2.03%)	(1.88%)	(2.02%)	(1.67%)
Total expenses	2.55%	2.54%	2.55%	2.68%	2.57%	2.60%	2.52%
Portfolio turnover rate	190%	71%	307%	164%	121%	78%	50%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$179.45	$160.57	$119.86	$120.94	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[c]	(.80)	(.41)	(1.24)	(1.59)	(1.07)	(.74)	(.80)
Net gain (loss) on investments (realized and unrealized)	54.19	19.29	41.95	.51	33.39	48.82	(107.51)
Total from investment operations	53.39	18.88	40.71	(1.08)	32.32	48.08	(108.31)
Net asset value, end of period	$232.84	$179.45	$160.57	$119.86	$120.94	$88.62	$40.54

Total Return[d]	29.75%	11.77%	33.98%	(0.90%)	36.46%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$399,390	$310,700	$131,996	$117,112	$236,196	$193,465	$118,414
Ratios to average net assets:
Net investment loss	(0.77%)	(0.95%)	(0.76%)	(1.24%)	(1.13%)	(1.29%)	(0.90%)
Total expenses	1.80%	1.80%	1.80%	1.92%	1.82%	1.84%	1.77%
Portfolio turnover rate	190%	71%	307%	164%	121%	78%	50%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 86.2%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$33,053,956	$33,053,956
Total Repurchase Agreement
(Cost $33,053,956)		33,053,956
Total Investments - 86.2%
(Cost $33,053,956)		$33,053,956
Other Assets & Liabilities, net - 13.8%		5,273,902
Total Net Assets - 100.0%		$38,327,858

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $11,062,180)	172	$26,220

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 NASDAQ-100 Index Swap,
Terminating 10/23/13[2]
(Notional Value $56,489,369)	17,553	$204,768
Goldman Sachs International
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[2]
(Notional Value $4,485,980)	1,394	21,324
Barclays Bank plc
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[2]
(Notional Value $4,594,477)	1,428	10,041
(Total Notional Value $65,569,826)		$236,133

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $33,053,956)	$33,053,956
Segregated cash with broker	14,969,876
Unrealized appreciation on swap agreements	236,133
Receivable for swap settlement	81,766
Receivables:
Fund shares sold	2,088,500
Variation margin	24,940
Interest	27
Other assets	68,168
Total assets	50,523,366
Liabilities:
Payable for:
Fund shares redeemed	12,107,831
Management fees	27,104
Distribution and service fees	8,237
Transfer agent and administrative fees	7,529
Portfolio accounting fees	4,518
Miscellaneous	40,289
Total liabilities	12,195,508
Net assets	$38,327,858
Net assets consist of:
Paid in capital	$456,313,811
Accumulated net investment loss	(378,967)
Accumulated net realized loss on investments	(417,869,339)
Net unrealized appreciation on investments	262,353
Net assets	$38,327,858
A-Class:
Net assets	$362,179
Capital shares outstanding	63,276
Net asset value per share	$5.72
Maximum offering price per share
(Net asset value divided by 95.25%)	$6.01
C-Class:
Net assets	$1,169,585
Capital shares outstanding	225,960
Net asset value per share	$5.18
H-Class:
Net assets	$36,796,094
Capital shares outstanding	6,423,059
Net asset value per share	$5.73

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$8,755
Total investment income	8,755
Expenses:
Management fees	189,770
Transfer agent and administrative fees	52,715
Distribution and service fees:
A-Class	592
C-Class	7,719
H-Class	50,194
Portfolio accounting fees	31,629
Trustees’ fees*	2,946
Custodian fees	2,360
Miscellaneous	49,797
Total expenses	387,722
Net investment loss	(378,967)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	68,168
Swap agreements	(13,342,140)
Futures contracts	(2,492,114)
Net realized loss	(15,766,086)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,948)
Swap agreements	580,171
Futures contracts	27,699
Net change in unrealized appreciation (depreciation)	605,922
Net realized and unrealized loss	(15,160,164)
Net decrease in net assets resulting from operations	$(15,539,131)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(378,967)	$(203,703)	$(781,756)
Net realized loss on investments	(15,766,086)	(6,761,540)	(16,084,678)
Net change in unrealized appreciation (depreciation) on investments	605,922	299,369	(1,028,353)
Net decrease in net assets resulting from operations	(15,539,131)	(6,665,874)	(17,894,787)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,458,285	351,599	1,553,495
C-Class	20,861,070	14,381,043	65,942,270
H-Class	787,251,620	490,759,094	1,551,870,494
Cost of shares redeemed
A-Class	(1,564,874)	(527,548)	(2,566,663)
C-Class	(20,855,850)	(14,606,858)	(66,618,363)
H-Class	(784,239,317)	(465,261,755)	(1,549,877,084)
Net increase from capital share transactions	2,910,934	25,095,575	304,149
Net increase (decrease) in net assets	(12,628,197)	18,429,701	(17,590,638)

Net assets:
Beginning of period	50,956,055	32,526,354	50,116,992
End of period	$38,327,858	$50,956,055	$32,526,354
Accumulated net investment loss at end of period	$(378,967)	$—	$—

Capital share activity:
Shares sold
A-Class	223,757	42,550	163,487
C-Class	3,367,920	1,919,438	7,465,680
H-Class	115,058,736	59,787,702	159,758,767
Shares redeemed
A-Class	(238,108)	(63,717)	(236,421)
C-Class	(3,370,669)	(1,954,707)	(7,525,055)
H-Class	(114,882,156)	(56,847,805)	(159,641,659)
Net increase in shares	159,480	2,883,461	(15,201)

* The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$7.80	$8.92	$13.66	$17.80	$29.28	$87.68	$47.12
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.04)	(.16)	(.28)	(.44)	(.96)	.12
Net gain (loss) on investments (realized and unrealized)	(2.02)	(1.08)	(4.58)	(3.86)	(11.04)	(57.44)	40.88
Total from investment operations	(2.08)	(1.12)	(4.74)	(4.14)	(11.48)	(58.40)	41.00
Less distributions from:
Net investment income	—	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	—	(.44)
Net asset value, end of period	$5.72	$7.80	$8.92	$13.66	$17.80	$29.28	$87.68

Total Return[d]	(26.67%)	(12.56%)	(34.70%)	(23.26%)	(39.21%)	(66.61%)	87.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$362	$605	$881	$2,346	$1,045	$1,282	$3,847
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.72%)	(1.67%)	(1.84%)	(1.66%)	(1.67%)	0.21%
Total expenses	1.81%	1.80%	1.78%	1.92%	1.82%	1.83%	1.76%
Portfolio turnover rate	—	—	—	—	—	—	—

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$7.10	$8.13	$12.63	$16.52	$27.32	$82.48	$44.68
Income (loss) from investment operations:
Net investment loss[c]	(.08)	(.05)	(.22)	(.38)	(.52)	(1.12)	(.24)
Net gain (loss) on investments (realized and unrealized)	(1.84)	(.98)	(4.28)	(3.51)	(10.28)	(54.04)	38.48
Total from investment operations	(1.92)	(1.03)	(4.50)	(3.89)	(10.80)	(55.16)	38.24
Less distributions from:
Net investment income	—	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	—	(.44)
Net asset value, end of period	$5.18	$7.10	$8.13	$12.63	$16.52	$27.32	$82.48

Total Return[d]	(27.04%)	(12.67%)	(35.63%)	(23.55%)	(39.53%)	(66.88%)	85.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,170	$1,623	$2,146	$4,084	$3,485	$4,879	$8,532
Ratios to average net assets:
Net investment loss	(2.51%)	(2.38%)	(2.39%)	(2.67%)	(2.41%)	(2.39%)	(0.40%)
Total expenses	2.55%	2.45%	2.50%	2.68%	2.57%	2.59%	2.51%
Portfolio turnover rate	—	—	—	—	—	—	—

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$7.80	$8.92	$13.70	$17.76	$29.24	$87.56	$47.08
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.04)	(.16)	(.29)	(.40)	(.84)	.20
Net gain (loss) on investments (realized and unrealized)	(2.01)	(1.08)	(4.62)	(3.77)	(11.08)	(57.48)	40.72
Total from investment operations	(2.07)	(1.12)	(4.78)	(4.06)	(11.48)	(58.32)	40.92
Less distributions from:
Net investment income	—	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	—	(.44)
Net asset value, end of period	$5.73	$7.80	$8.92	$13.70	$17.76	$29.24	$87.56

Total Return[d]	(26.54%)	(12.56%)	(34.84%)	(22.92%)	(39.26%)	(66.61%)	86.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,796	$48,728	$29,499	$43,686	$53,747	$62,049	$110,965
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.73%)	(1.67%)	(1.86%)	(1.66%)	(1.69%)	0.35%
Total expenses	1.81%	1.81%	1.79%	1.93%	1.82%	1.84%	1.76%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]

Per share amounts for years ended December 31, 2008 through December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	September 30, 2013

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Visa, Inc. — Class A	5.7%
International Business Machines Corp.	5.5%
Goldman Sachs Group, Inc.	4.7%
Chevron Corp.	3.6%
3M Co.	3.6%
Boeing Co.	3.5%
United Technologies Corp.	3.2%
McDonald’s Corp.	2.9%
Johnson & Johnson	2.6%
Exxon Mobil Corp.	2.6%
Top Ten Total	37.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 70.5%

INFORMATION TECHNOLOGY - 13.6%
Visa, Inc. — Class A	14,070	$2,688,778
International Business Machines Corp.	14,066	2,604,742
Microsoft Corp.	14,066	468,538
Cisco Systems, Inc.	14,066	329,426
Intel Corp.	14,066	322,393
Total Information Technology		6,413,877
INDUSTRIALS - 13.5%
3M Co.	14,066	1,679,621
Boeing Co.	14,066	1,652,755
United Technologies Corp.	14,066	1,516,596
Caterpillar, Inc.	14,066	1,172,682
General Electric Co.	14,066	336,037
Total Industrials		6,357,691
FINANCIALS - 11.1%
Goldman Sachs Group, Inc.	14,070	2,226,014
Travelers Companies, Inc.	14,066	1,192,375
American Express Co.	14,066	1,062,264
JPMorgan Chase & Co.	14,066	727,072
Total Financials		5,207,725
CONSUMER DISCRETIONARY - 9.3%
McDonald’s Corp.	14,066	1,353,290
Home Depot, Inc.	14,066	1,066,906
NIKE, Inc. — Class B	14,070	1,022,045
Walt Disney Co.	14,066	907,116
Total Consumer Discretionary		4,349,357
HEALTH CARE - 7.0%
Johnson & Johnson	14,066	1,219,382
UnitedHealth Group, Inc.	14,066	1,007,266
Merck & Company, Inc.	14,066	669,682
Pfizer, Inc.	14,066	403,835
Total Health Care		3,300,165
ENERGY - 6.2%
Chevron Corp.	14,066	1,709,019
Exxon Mobil Corp.	14,066	1,210,239
Total Energy		2,919,258
CONSUMER STAPLES - 5.6%
Procter & Gamble Co.	14,066	1,063,249
Wal-Mart Stores, Inc.	14,066	1,040,321
Coca-Cola Co.	14,066	532,820
Total Consumer Staples		2,636,390
TELECOMMUNICATION SERVICES - 2.4%
Verizon Communications, Inc.	14,066	656,320
AT&T, Inc.	14,066	475,712
Total Telecommunication Services		1,132,032
MATERIALS - 1.8%
EI du Pont de Nemours & Co.	14,066	823,705
Total Common Stocks
(Cost $32,837,904)		33,140,200

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 38.7%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$18,214,824	18,214,824
Total Repurchase Agreement
(Cost $18,214,824)		18,214,824
Total Investments - 109.2%
(Cost $51,052,728)		$51,355,024
Other Assets & Liabilities, net - (9.2)%		(4,345,044)
Total Net Assets - 100.0%		$47,009,980

		Unrealized
	Contracts	Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Dow Jones
Industrial Average Index
Mini Futures Contracts
(Aggregate Value of
Contracts $38,119,510)	506	$(338,043)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
October 2013 Dow Jones
Industrial Average Index Swap,
Terminating 10/31/13[2]
(Notional Value $4,305,875)	285	$(36,669)
Credit Suisse Capital, LLC
October 2013 Dow Jones
Industrial Average Index Swap,
Terminating 10/23/13[2]
(Notional Value $17,883,993)	1,182	(149,771)
(Total Notional Value
$22,189,868)		$(186,440)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $32,837,904)	$33,140,200
Repurchase agreements, at value
(cost $18,214,824)	18,214,824
Total investments
(cost $51,052,728)	51,355,024
Segregated cash with broker	4,088,145
Receivables:
Fund shares sold	18,573,750
Dividends	4,328
Interest	15
Total assets	74,021,262
Liabilities:
Unrealized depreciation on swap agreements	186,440
Payable for:
Securities purchased	24,932,060
Fund shares redeemed	1,575,995
Variation margin	223,974
Swap settlement	34,057
Management fees	21,847
Distribution and service fees	7,822
Transfer agent and administrative fees	6,069
Portfolio accounting fees	3,641
Miscellaneous	19,377
Total liabilities	27,011,282
Net assets	$47,009,980
Net assets consist of:
Paid in capital	$59,906,681
Accumulated net investment loss	(169,420)
Accumulated net realized loss on investments	(12,505,094)
Net unrealized depreciation on investments	(222,187)
Net assets	$47,009,980
A-Class:
Net assets	$5,453,462
Capital shares outstanding	149,664
Net asset value per share	$36.44
Maximum offering price per share
(Net asset value divided by 95.25%)	$38.26
C-Class:
Net assets	$3,083,570
Capital shares outstanding	91,027
Net asset value per share	$33.88
H-Class:
Net assets	$38,472,948
Capital shares outstanding	1,058,905
Net asset value per share	$36.33

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$137,871
Interest	2,294
Total investment income	140,165

Expenses:
Management fees	148,577
Transfer agent and administrative fees	41,272
Distribution and service fees:
A-Class	7,170
C-Class	16,629
H-Class	29,946
Portfolio accounting fees	24,764
Trustees’ fees*	2,018
Custodian fees	1,733
Line of credit fees	338
Miscellaneous	37,138
Total expenses	309,585
Net investment loss	(169,420)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	846,990
Swap agreements	3,233,748
Futures contracts	(142,477)
Net realized gain	3,938,261
Net change in unrealized appreciation (depreciation) on:
Investments	(200,759)
Swap agreements	(243,014)
Futures contracts	(388,779)
Net change in unrealized appreciation (depreciation)	(832,552)
Net realized and unrealized gain	3,105,709
Net increase in net assets resulting from operations	$2,936,289

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(169,420)	$(65,126)	$(363,425)
Net realized gain on investments	3,938,261	5,236,765	1,970,458
Net change in unrealized appreciation (depreciation) on investments	(832,552)	200,909	(1,203,831)
Net increase in net assets resulting from operations	2,936,289	5,372,548	403,202

Capital share transactions:
Proceeds from sale of shares
A-Class	11,405,019	959,564	3,490,424
C-Class	24,006,450	8,707,955	52,394,203
H-Class	570,501,792	252,043,087	1,355,221,856
Cost of shares redeemed
A-Class	(11,205,067)	(642,968)	(4,848,853)
C-Class	(24,767,698)	(7,927,879)	(53,010,685)
H-Class	(581,728,014)	(225,625,326)	(1,365,747,777)
Net increase (decrease) from capital share transactions	(11,787,518)	27,514,433	(12,500,832)
Net increase (decrease) in net assets	(8,851,229)	32,886,981	(12,097,630)

Net assets:
Beginning of period	55,861,209	22,974,228	35,071,858
End of period	$47,009,980	$55,861,209	$22,974,228
Accumulated net investment loss at end of period	$(169,420)	$—	$—

Capital share activity:
Shares sold
A-Class	303,359	30,480	132,732
C-Class	724,702	290,559	2,147,731
H-Class	15,844,742	8,012,962	51,790,336
Shares redeemed
A-Class	(295,040)	(20,830)	(184,099)
C-Class	(749,099)	(263,809)	(2,175,807)
H-Class	(16,202,028)	(7,230,706)	(52,370,871)
Net increase (decrease) in shares	(373,364)	818,656	(659,978)

* The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.64	$27.14	$23.31	$21.48	$17.53	$12.68	$33.86
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.06)	(.29)	(.14)	— [d]	.03	.18
Net gain (loss) on investments (realized and unrealized)	2.99	6.56	4.12	1.98	3.95	4.86	(21.27)
Total from investment operations	2.80	6.50	3.83	1.84	3.95	4.89	(21.09)
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	—	(.02)	(.01)
Total distributions	—	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$36.44	$33.64	$27.14	$23.31	$21.48	$17.53	$12.68

Total Return[e]	8.32%	23.95%	16.43%	8.55%	22.53%	38.54%	(62.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,453	$4,755	$3,574	$4,267	$3,708	$5,556	$7,563
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.77%)	(1.12%)	(0.63%)	0.02%	0.26%	0.80%
Total expenses	1.79%	1.77%	1.78%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	2,705%	979%	15,091%	7,150%	108%	148%	30%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$31.39	$25.37	$21.95	$20.41	$16.77	$12.22	$32.91
Income (loss) from investment operations:
Net investment income (loss)[c]	(.30)	(.11)	(.46)	(.30)	(.14)	(.06)	.01
Net gain (loss) on investments (realized and unrealized)	2.79	6.13	3.88	1.85	3.78	4.65	(20.61)
Total from investment operations	2.49	6.02	3.42	1.55	3.64	4.59	(20.60)
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	—	(.02)	(.01)
Total distributions	—	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$33.88	$31.39	$25.37	$21.95	$20.41	$16.77	$12.22

Total Return[e]	7.93%	23.73%	15.63%	7.58%	21.65%	37.53%	(62.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,084	$3,623	$2,249	$2,562	$3,420	$4,652	$5,610
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.57%)	(1.89%)	(1.40%)	(0.78%)	(0.48%)	0.07%
Total expenses	2.55%	2.53%	2.54%	2.67%	2.56%	2.59%	2.49%
Portfolio turnover rate	2,705%	979%	15,091%	7,150%	108%	148%	30%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.53	$27.05	$23.26	$21.45	$17.53	$12.69	$33.90
Income (loss) from investment operations:
Net investment income (loss)[c]	(.16)	(.06)	(.27)	(.10)	(.02)	.03	.16
Net gain (loss) on investments (realized and unrealized)	2.96	6.54	4.06	1.92	3.94	4.85	(21.28)
Total from investment operations	2.80	6.48	3.79	1.82	3.92	4.88	(21.12)
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	—	(.02)	(.01)
Total distributions	—	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$36.33	$33.53	$27.05	$23.26	$21.45	$17.53	$12.69

Total Return[e]	8.35%	23.96%	16.34%	8.42%	22.36%	38.43%	(62.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,473	$47,483	$17,151	$28,243	$41,776	$41,873	$32,737
Ratios to average net assets:
Net investment income (loss)	(0.92%)	(0.85%)	(1.02%)	(0.42%)	(0.11%)	0.23%	0.72%
Total expenses	1.80%	1.79%	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	2,705%	979%	15,091%	7,150%	108%	148%	30%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
Inverse Dow 2x Strategy FUND

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 64.6%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$10,599,182	$10,599,182
Total Repurchase Agreement
(Cost $10,599,182)		10,599,182
Total Investments - 64.6%
(Cost $10,599,182)		$10,599,182
Other Assets & Liabilities, net - 35.4%		5,814,178
Total Net Assets - 100.0%		$16,413,360

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Dow Jones Industrial
Average Index Mini Futures Contracts
(Aggregate Value of Contracts $979,355)	13	$3,896

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 Dow Jones
Industrial Average Index Swap,
Terminating 10/23/13[2]
(Notional Value $25,366,717)	1,677	$214,175
Barclays Bank plc
October 2013 Dow Jones
Industrial Average Index Swap,
Terminating 10/31/13[2]
(Notional Value $6,337,581)	419	39,267
(Total Notional Value $31,704,298)		$253,442

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $10,599,182)	$10,599,182
Segregated cash with broker	5,272,365
Unrealized appreciation on swap agreements	253,442
Receivable for swap settlement	3,136
Receivables:
Fund shares sold	655,871
Variation margin	4,311
Interest	9
Other assets	7,512
Total assets	16,795,828
Liabilities:
Payable for:
Fund shares redeemed	345,285
Management fees	13,041
Distribution and service fees	4,316
Transfer agent and administrative fees	3,623
Portfolio accounting fees	2,173
Miscellaneous	14,030
Total liabilities	382,468
Net assets	$16,413,360
Net assets consist of:
Paid in capital	$80,854,873
Accumulated net investment loss	(158,883)
Accumulated net realized loss on investments	(64,539,968)
Net unrealized appreciation on investments	257,338
Net assets	$16,413,360
A-Class:
Net assets	$840,671
Capital shares outstanding	120,153
Net asset value per share	$7.00
Maximum offering price per share
(Net asset value divided by 95.25%)	$7.35
C-Class:
Net assets	$1,191,663
Capital shares outstanding	183,982
Net asset value per share	$6.48
H-Class:
Net assets	$14,381,026
Capital shares outstanding	2,049,921
Net asset value per share	$7.02

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$2,552
Total investment income	2,552
Expenses:
Management fees	78,735
Transfer agent and administrative fees	21,871
Distribution and service fees:
A-Class	1,253
C-Class	5,732
H-Class	19,187
Portfolio accounting fees	13,123
Trustees’ fees*	1,202
Custodian fees	994
Miscellaneous	19,338
Total expenses	161,435
Net investment loss	(158,883)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,512
Swap agreements	(2,045,985)
Futures contracts	(683,466)
Net realized loss	(2,721,939)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	301,295
Futures contracts	9,130
Net change in unrealized appreciation (depreciation)	310,425
Net realized and unrealized loss	(2,411,514)

Net decrease in net assets resulting from operations	$(2,570,397)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Inverse Dow 2x Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(158,883)	$(66,532)	$(404,794)
Net realized loss on investments	(2,721,939)	(3,081,263)	(6,431,765)
Net change in unrealized appreciation (depreciation) on investments	310,425	(13,652)	(185,101)
Net decrease in net assets resulting from operations	(2,570,397)	(3,161,447)	(7,021,660)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,879,975	240,418	1,615,765
C-Class	34,003,217	5,777,378	32,149,401
H-Class	408,539,931	162,315,528	1,001,892,960
Cost of shares redeemed
A-Class	(14,784,799)	(346,345)	(2,456,712)
C-Class	(33,529,654)	(5,450,440)	(32,311,050)
H-Class	(400,133,823)	(160,630,555)	(996,641,886)
Net increase from capital share transactions	8,974,847	1,905,984	4,248,478
Net increase (decrease) in net assets	6,404,450	(1,255,463)	(2,773,182)

Net assets:
Beginning of period	10,008,910	11,264,373	14,037,555
End of period	$16,413,360	$10,008,910	$11,264,373
Accumulated net investment loss at end of period	$(158,883)	$—	$—

Capital share activity:
Shares sold
A-Class	2,183,263	27,967	146,308
C-Class	5,181,140	715,802	3,024,833
H-Class	56,638,194	19,161,670	91,585,671
Shares redeemed
A-Class	(2,137,422)	(39,987)	(216,704)
C-Class	(5,121,268)	(675,906)	(3,043,155)
H-Class	(55,663,386)	(19,051,574)	(91,452,997)
Net increase in shares	1,080,521	137,972	43,956

* The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

Inverse Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.92	$10.00	$12.94	$17.89	$25.80	$46.96	$30.59
Income (loss) from investment operations:
Net investment loss[c]	(.06)	(.04)	(.19)	(.29)	(.38)	(.68)	(.17)
Net gain (loss) on investments (realized and unrealized)	(.86)	(2.04)	(2.75)	(4.66)	(7.53)	(20.41)	16.59
Total from investment operations	(.92)	(2.08)	(2.94)	(4.95)	(7.91)	(21.09)	16.42
Less distributions from:
Net investment income	—	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	—	(.07)	(.05)
Net asset value, end of period	$7.00	$7.92	$10.00	$12.94	$17.89	$25.80	$46.96

Total Return[d]	(11.62%)	(20.80%)	(22.66%)	(27.68%)	(30.70%)	(44.92%)	53.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$841	$588	$863	$2,027	$1,752	$1,984	$3,889
Ratios to average net assets:
Net investment loss	(1.76%)	(1.69%)	(1.68%)	(1.85%)	(1.65%)	(1.69%)	(0.41%)
Total expenses	1.78%	1.76%	1.79%	1.92%	1.81%	1.83%	1.75%
Portfolio turnover rate	—	—	—	—	—	—	—

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.36	$9.31	$12.15	$16.94	$24.62	$45.18	$29.65
Income (loss) from investment operations:
Net investment loss[c]	(.08)	(.05)	(.25)	(.38)	(.52)	(.97)	(.32)
Net gain (loss) on investments (realized and unrealized)	(.80)	(1.90)	(2.59)	(4.41)	(7.16)	(19.52)	15.90
Total from investment operations	(.88)	(1.95)	(2.84)	(4.79)	(7.68)	(20.49)	15.58
Less distributions from:
Net investment income	—	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	—	(.07)	(.05)
Net asset value, end of period	$6.48	$7.36	$9.31	$12.15	$16.94	$24.62	$45.18

Total Return[d]	(11.96%)	(20.95%)	(23.31%)	(28.34%)	(31.19%)	(45.36%)	52.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,192	$913	$784	$1,245	$1,567	$2,091	$3,600
Ratios to average net assets:
Net investment loss	(2.49%)	(2.49%)	(2.42%)	(2.60%)	(2.40%)	(2.40%)	(0.86%)
Total expenses	2.52%	2.57%	2.53%	2.67%	2.56%	2.54%	2.49%
Portfolio turnover rate	—	—	—	—	—	—	—

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Inverse Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.91	$9.97	$12.93	$17.90	$25.81	$46.97	$30.59
Income (loss) from investment operations:
Net investment loss[c]	(.06)	(.04)	(.18)	(.29)	(.38)	(.63)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.83)	(2.02)	(2.78)	(4.68)	(7.53)	(20.46)	16.49
Total from investment operations	(.89)	(2.06)	(2.96)	(4.97)	(7.91)	(21.09)	16.43
Less distributions from:
Net investment income	—	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	—	(.07)	(.05)
Net asset value, end of period	$7.02	$7.91	$9.97	$12.93	$17.90	$25.81	$46.97

Total Return[d]	(11.25%)	(20.66%)	(22.89%)	(27.77%)	(30.65%)	(44.91%)	53.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,381	$8,507	$9,617	$10,765	$25,404	$34,994	$33,528
Ratios to average net assets:
Net investment loss	(1.77%)	(1.71%)	(1.67%)	(1.85%)	(1.66%)	(1.70%)	(0.15%)
Total expenses	1.80%	1.79%	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

FUND PROFILE (Unaudited)	September 30, 2013

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”).The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
CoStar Group, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Ultimate Software Group, Inc.	0.2%
CommVault Systems, Inc.	0.2%
athenahealth, Inc.	0.2%
Middleby Corp.	0.2%
Acuity Brands, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
Chart Industries, Inc.	0.2%
Alnylam Pharmaceuticals, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 70.4%

Financials - 15.8%
Prosperity Bancshares, Inc.	1,554	$96,098
FirstMerit Corp.	4,275	92,809
CNO Financial Group, Inc.	5,728	82,484
Highwoods Properties, Inc.	2,317	81,813
Portfolio Recovery Associates, Inc.*	1,307	78,341
Financial Engines, Inc.	1,261	74,955
Prospect Capital Corp.	6,698	74,885
RLJ Lodging Trust	3,183	74,768
LaSalle Hotel Properties	2,466	70,329
Hancock Holding Co.	2,186	68,596
First American Financial Corp.	2,789	67,911
Stifel Financial Corp.*	1,636	67,435
Radian Group, Inc.	4,451	62,001
Sovran Self Storage, Inc.	814	61,604
Geo Group, Inc.	1,843	61,280
CubeSmart	3,429	61,173
MGIC Investment Corp.*	8,350	60,788
Susquehanna Bancshares, Inc.	4,808	60,339
Webster Financial Corp.	2,327	59,408
Primerica, Inc.	1,469	59,259
EPR Properties	1,210	58,975
MarketAxess Holdings, Inc.	969	58,178
NorthStar Realty Finance Corp.	6,180	57,349
Healthcare Realty Trust, Inc.	2,467	57,012
DCT Industrial Trust, Inc.	7,487	53,832
DiamondRock Hospitality Co.	5,036	53,734
Invesco Mortgage Capital, Inc.	3,479	53,542
Chambers Street Properties	6,090	53,469
Sunstone Hotel Investors, Inc.	4,193	53,419
Colonial Properties Trust	2,285	51,391
Medical Properties Trust, Inc.	4,167	50,712
BancorpSouth, Inc.	2,457	48,993
Lexington Realty Trust	4,344	48,782
American Realty Capital Properties, Inc.	3,970	48,434
Texas Capital Bancshares, Inc.*	1,050	48,269
RLI Corp.	547	47,818
Capitol Federal Financial, Inc.	3,840	47,731
First Financial Bankshares, Inc.	811	47,703
Cathay General Bancorp	2,033	47,511
Apollo Investment Corp.	5,786	47,156
Umpqua Holdings Corp.	2,883	46,762
EastGroup Properties, Inc.	779	46,125
Glacier Bancorp, Inc.	1,854	45,812
Pebblebrook Hotel Trust	1,581	45,391
FNB Corp.	3,741	45,378
UMB Financial Corp.	834	45,320
Platinum Underwriters Holdings Ltd.	757	45,215
First Industrial Realty Trust, Inc.	2,772	45,100
Cousins Properties, Inc.	4,328	44,535
Trustmark Corp.	1,733	44,365
First Cash Financial Services, Inc.*	753	43,635
Washington Real Estate Investment Trust	1,717	43,389
New Residential Investment Corp.	6,520	43,162
Redwood Trust, Inc.	2,117	41,684
DuPont Fabros Technology, Inc.	1,606	41,387
Potlatch Corp.	1,043	41,386
PennyMac Mortgage Investment Trust	1,811	41,073
Strategic Hotels & Resorts, Inc.*	4,670	40,536
ARMOUR Residential REIT, Inc.	9,636	40,471
Home Loan Servicing Solutions Ltd.	1,832	40,322
Evercore Partners, Inc. — Class A	817	40,221
MB Financial, Inc.	1,417	40,016
Alexander & Baldwin, Inc.*	1,110	39,982
IBERIABANK Corp.	765	39,681
Sun Communities, Inc.	928	39,551
Ryman Hospitality Properties, Inc.	1,140	39,341
Wintrust Financial Corp.	957	39,304
Bank of the Ozarks, Inc.	798	38,296
United Bankshares, Inc.	1,297	37,587
Walter Investment Management Corp.*	948	37,484
Symetra Financial Corp.	2,103	37,475
Old National Bancorp	2,611	37,076
CYS Investments, Inc.	4,495	36,544
National Health Investors, Inc.	639	36,353
Glimcher Realty Trust	3,725	36,318
Greenhill & Company, Inc.	728	36,313
Western Alliance Bancorporation*	1,904	36,043
PrivateBancorp, Inc. — Class A	1,677	35,888
Home BancShares, Inc.	1,170	35,533
Community Bank System, Inc.	1,031	35,178
Selective Insurance Group, Inc.	1,435	35,158
Acadia Realty Trust	1,421	35,070
PHH Corp.*	1,474	34,993
American Equity Investment Life Holding Co.	1,646	34,928
PS Business Parks, Inc.	467	34,848
Westamerica Bancorporation	698	34,719
LTC Properties, Inc.	900	34,182
Equity One, Inc.	1,552	33,927
First Financial Holdings, Inc.	615	33,923
Government Properties Income Trust	1,411	33,765
PacWest Bancorp	979	33,638
Enstar Group Ltd.*	246	33,604
Cash America International, Inc.	737	33,371
Colony Financial, Inc.	1,660	33,167
Pennsylvania Real Estate Investment Trust	1,754	32,800
Janus Capital Group, Inc.	3,840	32,678
Columbia Banking System, Inc.	1,314	32,456
Fifth Street Finance Corp.	3,111	32,012
CVB Financial Corp.	2,367	32,002
Northwest Bancshares, Inc.	2,412	31,887
Amtrust Financial Services, Inc.	798	31,170
EverBank Financial Corp.	2,071	31,024
National Penn Bancshares, Inc.	3,018	30,331
Argo Group International Holdings Ltd.	703	30,145
WisdomTree Investments, Inc.*	2,590	30,070
American Capital Mortgage Investment Corp.	1,521	30,055
Main Street Capital Corp.	1,002	29,990
International Bancshares Corp.	1,372	29,676
Montpelier Re Holdings Ltd.	1,136	29,593
Franklin Street Properties Corp.	2,319	29,544

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Encore Capital Group, Inc.*	644	$29,534
Hilltop Holdings, Inc.*	1,596	29,526
Chesapeake Lodging Trust	1,253	29,496
First Midwest Bancorp, Inc.	1,939	29,298
Hersha Hospitality Trust — Class A	5,218	29,169
Capstead Mortgage Corp.	2,467	29,037
Horace Mann Educators Corp.	1,023	29,033
Astoria Financial Corp.	2,277	28,326
BBCN Bancorp, Inc.	2,036	28,015
National Bank Holdings Corp. — Class A	1,350	27,729
Pinnacle Financial Partners, Inc.*	898	26,769
Education Realty Trust, Inc.	2,934	26,699
iStar Financial, Inc.*	2,187	26,331
American Assets Trust, Inc.	862	26,300
NBT Bancorp, Inc.	1,125	25,853
Retail Opportunity Investments Corp.	1,855	25,636
Solar Capital Ltd.	1,155	25,606
Sterling Financial Corp.	873	25,011
Kennedy-Wilson Holdings, Inc.	1,346	24,982
Investors Bancorp, Inc.	1,141	24,965
Provident Financial Services, Inc.	1,538	24,931
Virtus Investment Partners, Inc.*	153	24,884
Hercules Technology Growth Capital, Inc.	1,585	24,171
Park National Corp.	300	23,724
Employers Holdings, Inc.	797	23,703
Ramco-Gershenson Properties Trust	1,538	23,701
Boston Private Financial Holdings, Inc.	2,054	22,799
First Financial Bancorp	1,493	22,649
Nelnet, Inc. — Class A	587	22,570
Inland Real Estate Corp.	2,200	22,506
EZCORP, Inc. — Class A*	1,320	22,282
Sabra Health Care REIT, Inc.	965	22,205
Associated Estates Realty Corp.	1,487	22,171
STAG Industrial, Inc.	1,083	21,790
Hudson Pacific Properties, Inc.	1,113	21,648
World Acceptance Corp.*	240	21,581
Renasant Corp.	791	21,491
Investors Real Estate Trust	2,598	21,434
HFF, Inc. — Class A	855	21,417
ViewPoint Financial Group, Inc.	1,034	21,373
Independent Bank Corp.	587	20,956
Ambac Financial Group, Inc.*	1,155	20,952
Triangle Capital Corp.	713	20,941
Greenlight Capital Re Ltd. — Class A*	729	20,733
Credit Acceptance Corp.*	186	20,611
BofI Holding, Inc.*	310	20,107
Parkway Properties, Inc.	1,119	19,885
Chemical Financial Corp.	712	19,879
WesBanco, Inc.	667	19,830
FelCor Lodging Trust, Inc.*	3,194	19,675
Ashford Hospitality Trust, Inc.	1,580	19,497
Resource Capital Corp.	3,275	19,454
CapLease, Inc.	2,290	19,442
Forestar Group, Inc.*	898	19,334
Oritani Financial Corp.	1,174	19,324
PennantPark Investment Corp.	1,716	19,322
First Commonwealth Financial Corp.	2,525	19,165
Banner Corp.	502	19,156
OFG Bancorp	1,180	19,104
Infinity Property & Casualty Corp.	295	19,057
First Potomac Realty Trust	1,515	19,044
Banco Latinoamericano de Comercio Exterior S.A. — Class E	753	18,765
FXCM, Inc. — Class A	945	18,664
BGC Partners, Inc. — Class A	3,272	18,487
S&T Bancorp, Inc.	763	18,480
Northfield Bancorp, Inc.	1,495	18,149
CoreSite Realty Corp.	534	18,124
BlackRock Kelso Capital Corp.	1,905	18,078
Anworth Mortgage Asset Corp.	3,728	18,006
Campus Crest Communities, Inc.	1,659	17,917
City Holding Co.	408	17,642
Green Dot Corp. — Class A*	670	17,641
Stewart Information Services Corp.	548	17,531
Safety Insurance Group, Inc.	329	17,427
Cohen & Steers, Inc.	486	17,161
Tompkins Financial Corp.	369	17,055
Brookline Bancorp, Inc.	1,806	16,994
AMERISAFE, Inc.	475	16,867
United Community Banks, Inc.*	1,107	16,605
Berkshire Hills Bancorp, Inc.	651	16,347
Eagle Bancorp, Inc.*	572	16,182
United Fire Group, Inc.	530	16,149
KCG Holdings, Inc. — Class A*	1,831	15,875
Summit Hotel Properties, Inc.	1,695	15,577
Golub Capital BDC, Inc.	890	15,433
Navigators Group, Inc.*	265	15,309
eHealth, Inc.*	472	15,226
Maiden Holdings Ltd.	1,284	15,164
Investment Technology Group, Inc.*	962	15,123
Bancorp, Inc.*	849	15,044
Sandy Spring Bancorp, Inc.	643	14,956
Altisource Residential Corp.	650	14,937
Alexander’s, Inc.	52	14,878
Excel Trust, Inc.	1,235	14,820
Flushing Financial Corp.	794	14,649
Select Income REIT	565	14,577
Apollo Commercial Real Estate Finance, Inc.	951	14,522
Community Trust Bancorp, Inc.	357	14,491
TrustCo Bank Corp.NY	2,423	14,441
Piper Jaffray Cos.*	417	14,299
Capital Bank Financial Corp. — Class A*	640	14,048
Kite Realty Group Trust	2,358	13,983
Lakeland Financial Corp.	427	13,942
ICG Group, Inc.*	981	13,920
New Mountain Finance Corp.	962	13,862
THL Credit, Inc.	876	13,683
Dime Community Bancshares, Inc.	819	13,636
Hanmi Financial Corp.	812	13,455
Simmons First National Corp. — Class A	429	13,338
TICC Capital Corp.	1,351	13,172
StellarOne Corp.	583	13,118
Wilshire Bancorp, Inc.	1,594	13,039
State Bank Financial Corp.	821	13,029

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Universal Health Realty Income Trust	310	$12,980
Getty Realty Corp.	664	12,902
First Merchants Corp.	743	12,876
Urstadt Biddle Properties, Inc. — Class A	647	12,862
Cardinal Financial Corp.	778	12,860
RAIT Financial Trust	1,803	12,765
PICO Holdings, Inc.*	583	12,628
Provident New York Bancorp	1,148	12,502
NewStar Financial, Inc.*	680	12,424
Southside Bancshares, Inc.	462	12,391
Dynex Capital, Inc.	1,411	12,374
Union First Market Bankshares Corp.	521	12,176
WSFS Financial Corp.	201	12,110
Apollo Residential Mortgage, Inc.	830	12,110
GAMCO Investors, Inc. — Class A	159	12,073
AG Mortgage Investment Trust, Inc.	718	11,933
Capital Southwest Corp.	348	11,905
Washington Trust Bancorp, Inc.	378	11,881
Medley Capital Corp.	861	11,873
Rouse Properties, Inc.	575	11,834
Terreno Realty Corp.	646	11,473
DFC Global Corp.*	1,043	11,463
Ameris Bancorp*	611	11,230
Sterling Bancorp	797	10,943
First Interstate Bancsystem, Inc. — Class A	452	10,916
National Western Life Insurance Co. — Class A	54	10,896
Tejon Ranch Co.*	353	10,887
Virginia Commerce Bancorp, Inc.*	698	10,840
TCP Capital Corp.	666	10,803
Heartland Financial USA, Inc.	387	10,782
1st Source Corp.	394	10,606
First BanCorp*	1,856	10,542
Chatham Lodging Trust	585	10,448
Tower Group International Ltd.	1,482	10,374
Lakeland Bancorp, Inc.	920	10,350
FBL Financial Group, Inc. — Class A	230	10,327
SY Bancorp, Inc.	363	10,284
New York Mortgage Trust, Inc.	1,638	10,238
Agree Realty Corp.	338	10,201
BancFirst Corp.	188	10,165
Western Asset Mortgage Capital Corp.	630	10,074
Central Pacific Financial Corp.	561	9,930
Monmouth Real Estate Investment Corp. — Class A	1,091	9,895
Taylor Capital Group, Inc.*	445	9,857
HCI Group, Inc.	241	9,842
Arlington Asset Investment Corp. — Class A	412	9,797
TowneBank	677	9,762
First Busey Corp.	1,865	9,717
Cedar Realty Trust, Inc.	1,864	9,656
Citizens, Inc.*	1,117	9,651
Trico Bancshares	417	9,499
Bryn Mawr Bank Corp.	350	9,440
CyrusOne, Inc.	495	9,395
Saul Centers, Inc.	201	9,296
MCG Capital Corp.	1,834	9,243
Rockville Financial, Inc.	709	9,217
First Financial Corp.	288	9,092
CoBiz Financial, Inc.	918	8,868
Federal Agricultural Mortgage Corp. — Class C	265	8,846
HomeTrust Bancshares, Inc.*	536	8,844
AmREIT, Inc. — Class B	506	8,779
Cowen Group, Inc. — Class A*	2,515	8,677
OneBeacon Insurance Group Ltd. — Class A	585	8,635
Safeguard Scientifics, Inc.*	540	8,473
Westwood Holdings Group, Inc.	176	8,457
Winthrop Realty Trust	751	8,374
Meadowbrook Insurance Group, Inc.	1,286	8,359
Diamond Hill Investment Group, Inc.	78	8,342
Customers Bancorp, Inc.*	510	8,211
United Financial Bancorp, Inc.	507	8,198
Beneficial Mutual Bancorp, Inc.*	822	8,195
German American Bancorp, Inc.	324	8,171
State Auto Financial Corp.	390	8,167
Univest Corporation of Pennsylvania	433	8,162
MVC Capital, Inc.	612	7,993
MainSource Financial Group, Inc.	525	7,975
Hudson Valley Holding Corp.	421	7,906
Camden National Corp.	193	7,894
Enterprise Financial Services Corp.	468	7,853
First of Long Island Corp.	202	7,848
Flagstar Bancorp, Inc.*	515	7,601
First Community Bancshares, Inc.	464	7,586
American Safety Insurance Holdings Ltd.*	251	7,580
Metro Bancorp, Inc.*	360	7,564
Bank Mutual Corp.	1,200	7,524
Southwest Bancorp, Inc.*	508	7,523
INTL FCStone, Inc.*	367	7,505
Centerstate Banks, Inc.	775	7,502
Great Southern Bancorp, Inc.	265	7,481
Park Sterling Corp.	1,148	7,359
GSV Capital Corp.*	494	7,321
OmniAmerican Bancorp, Inc.*	298	7,289
First Bancorp	503	7,268
Financial Institutions, Inc.	352	7,202
Medallion Financial Corp.	480	7,142
GFI Group, Inc.	1,794	7,086
Arrow Financial Corp.	273	6,964
Ares Commercial Real Estate Corp.	556	6,911
Republic Bancorp, Inc. — Class A	250	6,888
Aviv REIT, Inc.	300	6,840
Fidus Investment Corp.	349	6,771
Walker & Dunlop, Inc.*	424	6,746
Crawford & Co. — Class B	675	6,548
KCAP Financial, Inc.	729	6,546
National Bankshares, Inc.	182	6,532
Whitestone REIT — Class B	442	6,511
First Connecticut Bancorp, Inc.	441	6,483
Gladstone Commercial Corp.	360	6,466
HomeStreet, Inc.	335	6,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Yadkin Financial Corp.*	370	$6,375
Gramercy Property Trust, Inc.*	1,530	6,350
Charter Financial Corp.	583	6,296
Citizens & Northern Corp.	315	6,281
BNC Bancorp	470	6,270
American Residential Properties, Inc.*	355	6,252
Penns Woods Bancorp, Inc.	125	6,228
One Liberty Properties, Inc.	306	6,206
PennyMac Financial Services, Inc. — Class A*	330	6,201
Heritage Financial Corp.	395	6,130
Silver Bay Realty Trust Corp.	391	6,123
FBR & Co.*	227	6,086
Pacific Continental Corp.	463	6,070
Bank of Marin Bancorp	145	6,025
Territorial Bancorp, Inc.	273	5,998
Phoenix Companies, Inc.*	154	5,955
OceanFirst Financial Corp.	351	5,935
First Defiance Financial Corp.	252	5,894
Baldwin & Lyons, Inc. — Class B	239	5,827
Banc of California, Inc.	420	5,809
Peoples Bancorp, Inc.	277	5,784
Pacific Premier Bancorp, Inc.*	430	5,779
Manning & Napier, Inc. — Class A	346	5,771
Consolidated-Tomoka Land Co.	149	5,735
Fidelity Southern Corp.	373	5,722
MetroCorp Bancshares, Inc.	415	5,710
Meta Financial Group, Inc.	150	5,700
Washington Banking Co.	404	5,680
1st United Bancorp, Inc.	770	5,644
Fox Chase Bancorp, Inc.	317	5,516
Ames National Corp.	241	5,488
CNB Financial Corp.	320	5,456
Firsthand Technology Value Fund, Inc.*	222	5,435
Solar Senior Capital Ltd.	300	5,424
Global Indemnity plc — Class A*	213	5,423
Preferred Bank/Los Angeles CA*	304	5,408
Guaranty Bancorp	384	5,257
Horizon Bancorp	225	5,254
PennantPark Floating Rate Capital Ltd.	380	5,236
Thomas Properties Group, Inc.	779	5,235
Franklin Financial Corp.	276	5,233
Suffolk Bancorp*	294	5,210
Marlin Business Services Corp.	208	5,192
Calamos Asset Management, Inc. — Class A	515	5,145
West Bancorporation, Inc.	367	5,065
United Community Financial Corp.*	1,270	4,940
Mercantile Bank Corp.	226	4,922
Sierra Bancorp	312	4,908
Armada Hoffler Properties, Inc.	495	4,905
Bridge Bancorp, Inc.	228	4,902
National Interstate Corp.	175	4,867
Gladstone Investment Corp.	686	4,836
BankFinancial Corp.	542	4,835
Ladenburg Thalmann Financial Services, Inc.*	2,650	4,797
NewBridge Bancorp*	655	4,775
American National Bankshares, Inc.	205	4,756
Stellus Capital Investment Corp.	315	4,719
Gladstone Capital Corp.	540	4,714
Universal Insurance Holdings, Inc.	668	4,709
Meridian Interstate Bancorp, Inc.*	216	4,707
Home Federal Bancorp, Inc.	369	4,642
MPG Office Trust, Inc.*	1,480	4,632
MidWestOne Financial Group, Inc.	178	4,576
Kansas City Life Insurance Co.	103	4,555
Oppenheimer Holdings, Inc. — Class A	255	4,531
Regional Management Corp.*	140	4,452
Bank of Kentucky Financial Corp.	162	4,424
CU Bancorp*	240	4,380
Center Bancorp, Inc.	307	4,372
Peapack Gladstone Financial Corp.	233	4,322
Nicholas Financial, Inc.	265	4,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	376	4,286
AV Homes, Inc.*	244	4,260
C&F Financial Corp.	88	4,259
Tree.com, Inc.	161	4,228
Bridge Capital Holdings*	248	4,211
ESB Financial Corp.	328	4,182
SWS Group, Inc.*	747	4,168
Farmers Capital Bank Corp.*	190	4,153
First Bancorp, Inc.	247	4,145
JAVELIN Mortgage Investment Corp.	350	4,141
Merchants Bancshares, Inc.	143	4,140
Eastern Insurance Holdings, Inc.	169	4,125
Northrim BanCorp, Inc.	171	4,121
Heritage Commerce Corp.	536	4,100
Seacoast Banking Corporation of Florida*	1,887	4,095
First Financial Northwest, Inc.	390	4,068
NGP Capital Resources Co.	541	4,020
Sun Bancorp, Inc.*	1,042	3,991
Provident Financial Holdings, Inc.	237	3,937
UMH Properties, Inc.	394	3,912
Bar Harbor Bankshares	105	3,863
Capital City Bank Group, Inc.*	326	3,840
Kearny Financial Corp.*	365	3,730
Intervest Bancshares Corp. — Class A*	460	3,648
Independent Bank Group, Inc.	100	3,600
Enterprise Bancorp, Inc.	190	3,593
Gain Capital Holdings, Inc.	283	3,563
Roma Financial Corp.*	191	3,551
EMC Insurance Group, Inc.	112	3,380
First Security Group, Inc.*	1,605	3,338
Heritage Oaks Bancorp*	520	3,328
MidSouth Bancorp, Inc.	214	3,317
Westfield Financial, Inc.	468	3,304
Macatawa Bank Corp.*	610	3,282
Doral Financial Corp.*	170	3,244
Hallmark Financial Services, Inc.*	362	3,211
LCNB Corp.	160	3,134
Chemung Financial Corp.	90	3,117
Home Bancorp, Inc.*	170	3,070

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Independence Holding Co.	205	$2,927
NASB Financial, Inc.*	104	2,853
Horizon Technology Finance Corp.	214	2,850
Imperial Holdings, Inc.*	445	2,817
Century Bancorp, Inc. — Class A	84	2,800
Consumer Portfolio Services, Inc.*	470	2,787
Clifton Savings Bancorp, Inc.	223	2,763
Middleburg Financial Corp.	142	2,738
BBX Capital Corp. — Class A*	190	2,730
Access National Corp.	191	2,724
WhiteHorse Finance, Inc.	180	2,718
Donegal Group, Inc. — Class A	194	2,714
First NBC Bank Holding Co.*	110	2,682
CommunityOne Bancorp*	267	2,638
Ellington Residential Mortgage REIT	170	2,613
ZAIS Financial Corp.	150	2,603
JMP Group, Inc.	409	2,532
Resource America, Inc. — Class A	311	2,497
ESSA Bancorp, Inc.	233	2,428
Garrison Capital, Inc.	160	2,365
Investors Title Co.	31	2,328
Hingham Institution for Savings	32	2,237
Tristate Capital Holdings, Inc.*	170	2,191
Pzena Investment Management, Inc. — Class A	290	1,966
Waterstone Financial, Inc.*	192	1,949
First Marblehead Corp.*	2,352	1,929
ConnectOne Bancorp, Inc.*	50	1,756
VantageSouth Bancshares, Inc.*	315	1,673
Palmetto Bancshares, Inc.*	120	1,565
Fortegra Financial Corp.*	169	1,438
Health Insurance Innovations, Inc. — Class A*	120	1,434
CIFC Corp.	178	1,404
Hampton Roads Bankshares, Inc.*	870	1,235
California First National Bancorp	57	973
Cascade Bancorp*	161	939
First Federal Bancshares of Arkansas, Inc.*	72	673
Total Financials		8,908,328
INFORMATION TECHNOLOGY - 12.8%
CoStar Group, Inc.*	737	123,743
Ultimate Software Group, Inc.*	715	105,390
CommVault Systems, Inc.*	1,198	105,220
FEI Co.	1,075	94,385
WEX, Inc.*	1,001	87,838
PTC, Inc.*	3,083	87,649
Aspen Technology, Inc.*	2,411	83,300
MAXIMUS, Inc.	1,762	79,360
Qlik Technologies, Inc.*	2,245	76,869
Belden, Inc.	1,131	72,441
Tyler Technologies, Inc.*	815	71,288
Cognex Corp.	2,242	70,309
Ciena Corp.*	2,615	65,322
ViaSat, Inc.*	1,021	65,088
Anixter International, Inc.*	701	61,449
Sourcefire, Inc.*	801	60,812
j2 Global, Inc.	1,182	58,534
Microsemi Corp.*	2,397	58,127
Mentor Graphics Corp.	2,462	57,537
SS&C Technologies Holdings, Inc.*	1,504	57,302
ACI Worldwide, Inc.*	1,027	55,520
Cavium, Inc.*	1,328	54,714
Finisar Corp.*	2,404	54,403
Infoblox, Inc.*	1,294	54,115
Acxiom Corp.*	1,901	53,970
Cornerstone OnDemand, Inc.*	1,043	53,653
Hittite Microwave Corp.*	811	52,999
Semtech Corp.*	1,738	52,123
ARRIS Group, Inc.*	3,004	51,248
Plantronics, Inc.	1,112	51,208
Euronet Worldwide, Inc.*	1,285	51,143
Fair Isaac Corp.	922	50,968
Zillow, Inc. — Class A*	603	50,875
Convergys Corp.	2,712	50,850
Yelp, Inc. — Class A*	767	50,760
Guidewire Software, Inc.*	1,077	50,737
Verint Systems, Inc.*	1,362	50,476
Aruba Networks, Inc.*	2,932	48,788
Manhattan Associates, Inc.*	502	47,916
Dealertrack Technologies, Inc.*	1,117	47,852
SunEdison, Inc.*	5,971	47,589
VistaPrint N.V.*,1	839	47,420
Blackbaud, Inc.	1,181	46,106
Littelfuse, Inc.	568	44,429
International Rectifier Corp.*	1,790	44,338
Sapient Corp.*	2,843	44,266
Itron, Inc.*	1,020	43,687
Cardtronics, Inc.*	1,161	43,073
SYNNEX Corp.*	684	42,032
ValueClick, Inc.*	1,968	41,033
OpenTable, Inc.*	584	40,868
RF Micro Devices, Inc.*	7,246	40,867
CACI International, Inc. — Class A*	591	40,844
ADTRAN, Inc.	1,528	40,706
TiVo, Inc.*	3,265	40,617
Power Integrations, Inc.	748	40,504
InterDigital, Inc.	1,059	39,532
NIC, Inc.	1,676	38,732
Coherent, Inc.	623	38,283
OSI Systems, Inc.*	514	38,278
Electronics for Imaging, Inc.*	1,200	38,016
Take-Two Interactive Software, Inc.*	2,091	37,972
Veeco Instruments, Inc.*	1,010	37,602
Heartland Payment Systems, Inc.	940	37,337
Sanmina Corp.*	2,130	37,253
Synaptics, Inc.*	835	36,974
Cirrus Logic, Inc.*	1,630	36,968
Intersil Corp. — Class A	3,280	36,834
Progress Software Corp.*	1,416	36,646
Entegris, Inc.*	3,591	36,449
MKS Instruments, Inc.	1,363	36,242
Cypress Semiconductor Corp.	3,790	35,399
Web.com Group, Inc.*	1,081	34,960

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

PMC - Sierra, Inc.*	5,260	$34,821
TriQuint Semiconductor, Inc.*	4,204	34,179
Infinera Corp.*	2,990	33,817
Trulia, Inc.*	711	33,438
Universal Display Corp.*	1,041	33,343
Plexus Corp.*	875	32,550
Syntel, Inc.	402	32,200
Integrated Device Technology, Inc.*	3,395	31,981
Benchmark Electronics, Inc.*	1,397	31,977
NETGEAR, Inc.*	994	30,675
Synchronoss Technologies, Inc.*	752	28,621
Monolithic Power Systems, Inc.	943	28,554
Unisys Corp.*	1,133	28,540
Monotype Imaging Holdings, Inc.	984	28,201
RealPage, Inc.*	1,202	27,838
SunPower Corp. — Class A*	1,059	27,703
Bottomline Technologies de, Inc.*	977	27,239
Rambus, Inc.*	2,875	27,025
Advent Software, Inc.	846	26,861
Methode Electronics, Inc.	958	26,824
comScore, Inc.*	924	26,768
MTS Systems Corp.	412	26,512
Rogers Corp.*	443	26,350
Tessera Technologies, Inc.	1,357	26,258
Fusion-io, Inc.*	1,960	26,244
GT Advanced Technologies, Inc.*	3,077	26,185
SPS Commerce, Inc.*	391	26,166
BroadSoft, Inc.*	724	26,086
WebMD Health Corp. — Class A*	909	25,997
InvenSense, Inc. — Class A*	1,463	25,778
Interactive Intelligence Group, Inc.*	402	25,523
QLogic Corp.*	2,295	25,107
ScanSource, Inc.*	721	24,947
iGATE Corp.*	896	24,873
Bankrate, Inc.*	1,195	24,581
Cray, Inc.*	1,021	24,576
Angie’s List, Inc.*	1,086	24,435
Applied Micro Circuits Corp.*	1,888	24,355
Blucora, Inc.*	1,055	24,244
ExlService Holdings, Inc.*	845	24,066
NetScout Systems, Inc.*	937	23,959
MicroStrategy, Inc. — Class A*	230	23,865
Cabot Microelectronics Corp.*	596	22,958
Ixia*	1,456	22,816
Diodes, Inc.*	929	22,761
VirnetX Holding Corp.*	1,085	22,134
Imperva, Inc.*	524	22,018
Ellie Mae, Inc.*	683	21,863
ATMI, Inc.*	821	21,773
CSG Systems International, Inc.	869	21,768
Ultratech, Inc.*	717	21,725
Measurement Specialties, Inc.*	394	21,371
Liquidity Services, Inc.*	636	21,344
OmniVision Technologies, Inc.*	1,392	21,312
Insight Enterprises, Inc.*	1,118	21,153
Tellabs, Inc.	9,157	20,786
Harmonic, Inc.*	2,615	20,109
Active Network, Inc.*	1,394	19,948
PROS Holdings, Inc.*	575	19,659
LogMeIn, Inc.*	625	19,406
EPAM Systems, Inc.*	560	19,320
Demandware, Inc.*	416	19,273
Tangoe, Inc.*	801	19,112
ServiceSource International, Inc.*	1,575	19,026
United Online, Inc.	2,381	19,000
Ruckus Wireless, Inc.*	1,120	18,850
Sonus Networks, Inc.*	5,554	18,773
Constant Contact, Inc.*	791	18,739
FARO Technologies, Inc.*	443	18,681
Comverse, Inc.*	570	18,212
Emulex Corp.*	2,339	18,151
Sykes Enterprises, Inc.*	1,013	18,143
Envestnet, Inc.*	582	18,042
Pegasystems, Inc.	451	17,954
Proofpoint, Inc.*	558	17,923
Advanced Energy Industries, Inc.*	1,012	17,730
ManTech International Corp. — Class A	616	17,716
Rofin-Sinar Technologies, Inc.*	730	17,673
Checkpoint Systems, Inc.*	1,056	17,635
Move, Inc.*	1,027	17,408
Badger Meter, Inc.	366	17,019
EVERTEC, Inc.	760	16,880
Digital River, Inc.*	913	16,315
CalAmp Corp.*	908	16,008
FleetMatics Group plc*	426	15,996
Brooks Automation, Inc.	1,717	15,985
Perficient, Inc.*	868	15,936
Newport Corp.*	1,008	15,755
Responsys, Inc.*	948	15,642
Virtusa Corp.*	530	15,402
Park Electrochemical Corp.	536	15,356
Stamps.com, Inc.*	333	15,295
Volterra Semiconductor Corp.*	649	14,927
AVG Technologies N.V.*	619	14,819
Accelrys, Inc.*	1,443	14,228
Cass Information Systems, Inc.	265	14,143
Silicon Graphics International Corp.*	868	14,105
Shutterstock, Inc.*	190	13,817
PDF Solutions, Inc.*	650	13,813
CTS Corp.	860	13,562
LivePerson, Inc.*	1,424	13,443
Global Cash Access Holdings, Inc.*	1,710	13,355
Lattice Semiconductor Corp.*	2,984	13,309
Monster Worldwide, Inc.*	3,006	13,287
SciQuest, Inc.*	591	13,274
TTM Technologies, Inc.*	1,361	13,270
Exar Corp.*	988	13,249
EarthLink, Inc.	2,653	13,132
Calix, Inc.*	1,027	13,074
TeleTech Holdings, Inc.*	513	12,871
Black Box Corp.	420	12,869
Jive Software, Inc.*	1,021	12,763
Extreme Networks, Inc.*	2,393	12,491
Spansion, Inc. — Class A*	1,221	12,320

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Photronics, Inc.*	1,565	$12,254
Fabrinet*	726	12,226
Forrester Research, Inc.	321	11,800
Bazaarvoice, Inc.*	1,241	11,268
Super Micro Computer, Inc.*	817	11,062
Micrel, Inc.	1,203	10,959
Ubiquiti Networks, Inc.	323	10,850
MoneyGram International, Inc.*	550	10,769
Epiq Systems, Inc.	809	10,695
Silicon Image, Inc.*	1,992	10,637
Comtech Telecommunications Corp.	437	10,628
Daktronics, Inc.	945	10,575
Entropic Communications, Inc.*	2,308	10,109
DTS, Inc.*	472	9,912
Ceva, Inc.*	568	9,798
Seachange International, Inc.*	848	9,727
Internap Network Services Corp.*	1,377	9,570
Rudolph Technologies, Inc.*	839	9,565
FormFactor, Inc.*	1,393	9,556
Nanometrics, Inc.*	592	9,543
Immersion Corp.*	721	9,510
Ambarella, Inc.*	475	9,272
Oplink Communications, Inc.*	492	9,259
ShoreTel, Inc.*	1,518	9,169
Inphi Corp.*	671	9,012
Actuate Corp.*	1,222	8,982
XO Group, Inc.*	693	8,954
Dice Holdings, Inc.*	1,046	8,901
Callidus Software, Inc.*	970	8,895
IntraLinks Holdings, Inc.*	990	8,712
Electro Rent Corp.	480	8,707
Globecomm Systems, Inc.*	605	8,488
E2open, Inc.*	376	8,422
Mercury Systems, Inc.*	837	8,362
Procera Networks, Inc.*	529	8,194
Qualys, Inc.*	380	8,128
Brightcove, Inc.*	720	8,100
LTX-Credence Corp.*	1,228	8,080
Ebix, Inc.	801	7,962
Integrated Silicon Solution, Inc.*	723	7,873
Zix Corp.*	1,592	7,785
Amkor Technology, Inc.*	1,809	7,761
Anaren, Inc.*	302	7,701
Parkervision, Inc.*	2,280	7,638
QuinStreet, Inc.*	806	7,617
Quantum Corp.*	5,468	7,546
GSI Group, Inc.*	784	7,479
RealD, Inc.*	1,042	7,294
Blackhawk Network Holdings, Inc.*	300	7,209
Electro Scientific Industries, Inc.	611	7,155
PLX Technology, Inc.*	1,179	7,098
support.com, Inc.*	1,297	7,069
Cohu, Inc.	642	7,004
Zygo Corp.*	432	6,903
Kopin Corp.*	1,712	6,899
Maxwell Technologies, Inc.*	753	6,837
Datalink Corp.*	498	6,733
Digi International, Inc.*	665	6,657
NVE Corp.*	129	6,584
Computer Task Group, Inc.	403	6,512
Supertex, Inc.	254	6,436
Millennial Media, Inc.*	910	6,434
CIBER, Inc.*	1,918	6,329
Higher One Holdings, Inc.*	812	6,228
Alliance Fiber Optic Products, Inc.	300	6,141
Peregrine Semiconductor Corp.*	677	6,073
Xoom Corp.*	190	6,044
IXYS Corp.	619	5,973
Axcelis Technologies, Inc.*	2,793	5,893
VASCO Data Security International, Inc.*	746	5,886
Demand Media, Inc.*	930	5,878
Marketo, Inc.*	180	5,738
Rubicon Technology, Inc.*	461	5,583
KVH Industries, Inc.*	404	5,575
Lionbridge Technologies, Inc.*	1,500	5,535
ChannelAdvisor Corp.*	150	5,495
Travelzoo, Inc.*	207	5,494
Rally Software Development Corp.*	180	5,393
American Software, Inc. — Class A	614	5,244
Global Eagle Entertainment, Inc.*	550	5,137
eGain Corp.*	340	5,131
Symmetricom, Inc.*	1,055	5,085
Vringo, Inc.*	1,730	4,982
RealNetworks, Inc.*	581	4,973
MaxLinear, Inc. — Class A*	598	4,957
Tessco Technologies, Inc.	146	4,920
KEMET Corp.*	1,153	4,820
ePlus, Inc.	93	4,806
Avid Technology, Inc.*	800	4,800
Hackett Group, Inc.	673	4,798
Rosetta Stone, Inc.*	295	4,788
PRGX Global, Inc.*	745	4,664
Carbonite, Inc.*	308	4,620
Uni-Pixel, Inc.*	260	4,610
Vishay Precision Group, Inc.*	316	4,598
M/A-COM Technology Solutions Holdings, Inc.*	270	4,595
Pericom Semiconductor Corp.*	588	4,586
MoSys, Inc.*	1,210	4,501
Vocus, Inc.*	480	4,469
Mesa Laboratories, Inc.	66	4,462
Bel Fuse, Inc. — Class B	254	4,430
Sigma Designs, Inc.*	789	4,411
Unwired Planet, Inc.*	2,547	4,406
Agilysys, Inc.*	362	4,315
Marchex, Inc. — Class B	587	4,273
Ultra Clean Holdings, Inc.*	611	4,222
PC-Telephone, Inc.	472	4,177
Neonode, Inc.*	650	4,173
ANADIGICS, Inc.*	2,118	4,172
Glu Mobile, Inc.*	1,463	4,082
Aviat Networks, Inc.*	1,582	4,082
Numerex Corp. — Class A*	363	3,975
Guidance Software, Inc.*	436	3,955

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

NeoPhotonics Corp.*	520	$3,843
Westell Technologies, Inc. — Class A*	1,141	3,822
Alpha & Omega Semiconductor Ltd.*	450	3,785
Spark Networks, Inc.*	451	3,752
GSI Technology, Inc.*	528	3,712
PC Connection, Inc.	245	3,697
Multi-Fineline Electronix, Inc.*	227	3,682
DSP Group, Inc.*	510	3,596
Imation Corp.*	870	3,567
Reis, Inc.*	220	3,557
Aeroflex Holding Corp.*	505	3,555
Richardson Electronics Ltd.	311	3,536
Mindspeed Technologies, Inc.*	1,114	3,387
Speed Commerce, Inc.*	1,030	3,378
Digimarc Corp.	165	3,333
Mitek Systems, Inc.*	640	3,315
TeleCommunication Systems, Inc. — Class A*	1,230	3,026
Marin Software, Inc.*	236	2,962
Audience, Inc.*	252	2,832
Planet Payment, Inc.*	1,100	2,794
Sapiens International Corporation N.V.	440	2,662
Telenav, Inc.*	455	2,657
Limelight Networks, Inc.*	1,373	2,650
ModusLink Global Solutions, Inc.*	956	2,619
Silver Spring Networks, Inc.*	150	2,600
Intermolecular, Inc.*	441	2,430
QAD, Inc. — Class A	156	2,128
Cyan, Inc.*	210	2,111
Hutchinson Technology, Inc.*	600	2,088
Model N, Inc.*	210	2,079
Radisys Corp.*	596	1,913
TechTarget, Inc.*	360	1,796
Viasystems Group, Inc.*	90	1,301
Net Element International, Inc.*	55	253
Total Information Technology		7,194,105
INDUSTRIALS - 10.2%
Middleby Corp.*	485	101,320
Acuity Brands, Inc.	1,101	101,315
Chart Industries, Inc.*	781	96,093
US Airways Group, Inc.*	4,946	93,776
HEICO Corp.	1,364	92,397
Teledyne Technologies, Inc.*	965	81,957
EnerSys, Inc.	1,242	75,302
Actuant Corp. — Class A	1,883	73,136
Woodward, Inc.	1,773	72,392
CLARCOR, Inc.	1,281	71,134
Moog, Inc. — Class A*	1,172	68,761
EMCOR Group, Inc.	1,732	67,773
Esterline Technologies Corp.*	805	64,311
Watsco, Inc.	666	62,784
Corporate Executive Board Co.	862	62,599
DigitalGlobe, Inc.*	1,923	60,805
Curtiss-Wright Corp.	1,205	56,587
Generac Holdings, Inc.	1,326	56,541
USG Corp.*	1,971	56,332
Applied Industrial Technologies, Inc.	1,084	55,826
Deluxe Corp.	1,310	54,574
Advisory Board Co.*	913	54,305
Spirit Airlines, Inc.*	1,556	53,324
Polypore International, Inc.*	1,205	49,369
Franklin Electric Company, Inc.	1,224	48,226
Barnes Group, Inc.	1,381	48,225
MasTec, Inc.*	1,531	46,389
Beacon Roofing Supply, Inc.*	1,255	46,272
Healthcare Services Group, Inc.	1,765	45,466
United Stationers, Inc.	1,045	45,458
Herman Miller, Inc.	1,512	44,120
Swift Transportation Co. — Class A*	2,160	43,610
Tetra Tech, Inc.*	1,678	43,444
HNI Corp.	1,176	42,548
Watts Water Technologies, Inc. — Class A	737	41,545
General Cable Corp.	1,280	40,640
Mueller Industries, Inc.	729	40,583
Allegiant Travel Co. — Class A	385	40,564
TAL International Group, Inc.	868	40,562
JetBlue Airways Corp.*	5,988	39,880
FTI Consulting, Inc.*	1,038	39,236
On Assignment, Inc.*	1,181	38,973
UniFirst Corp.	373	38,949
RBC Bearings, Inc.*	589	38,809
Trimas Corp.*	1,020	38,046
Mine Safety Appliances Co.	731	37,727
ABM Industries, Inc.	1,413	37,614
Hub Group, Inc. — Class A*	956	37,504
Brady Corp. — Class A	1,194	36,417
Steelcase, Inc. — Class A	2,170	36,065
UTI Worldwide, Inc.	2,340	35,357
Brink’s Co.	1,238	35,035
Simpson Manufacturing Company, Inc.	1,044	34,004
Mobile Mini, Inc.*	990	33,719
Proto Labs, Inc.*	441	33,688
Orbital Sciences Corp.*	1,546	32,744
Mueller Water Products, Inc. — Class A	4,070	32,519
EnPro Industries, Inc.*	537	32,333
WageWorks, Inc.*	640	32,288
Huron Consulting Group, Inc.*	597	31,408
Forward Air Corp.	775	31,271
Raven Industries, Inc.	941	30,780
G&K Services, Inc. — Class A	509	30,739
Aircastle Ltd.	1,762	30,676
Atlas Air Worldwide Holdings, Inc.*	665	30,663
Granite Construction, Inc.	1,001	30,631
Interface, Inc. — Class A	1,529	30,335
Tennant Co.	476	29,512
Kaydon Corp.	827	29,375
Acacia Research Corp.	1,268	29,240
Matson, Inc.	1,100	28,853
CIRCOR International, Inc.	455	28,292
AAR Corp.	1,024	27,986
Werner Enterprises, Inc.	1,182	27,576
AZZ, Inc.	656	27,460
Cubic Corp.	510	27,377
Korn/Ferry International*	1,256	26,878

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Lindsay Corp.	328	$26,772
Kaman Corp.	700	26,502
Albany International Corp. — Class A	722	25,898
GrafTech International Ltd.*	3,010	25,435
TrueBlue, Inc.*	1,048	25,162
Knight Transportation, Inc.	1,515	25,028
Briggs & Stratton Corp.	1,243	25,009
GenCorp, Inc.*	1,558	24,975
II-VI, Inc.*	1,315	24,748
Hyster-Yale Materials Handling, Inc.	271	24,301
Exponent, Inc.	337	24,210
Aegion Corp. — Class A*	1,009	23,944
Dycom Industries, Inc.*	854	23,903
Rush Enterprises, Inc. — Class A*	890	23,594
McGrath RentCorp	654	23,348
Primoris Services Corp.	910	23,178
ESCO Technologies, Inc.	685	22,763
Wesco Aircraft Holdings, Inc.*	1,058	22,144
Trex Company, Inc.*	446	22,090
Apogee Enterprises, Inc.	742	22,023
Insperity, Inc.	576	21,658
Universal Forest Products, Inc.	512	21,555
Encore Wire Corp.	537	21,179
Knoll, Inc.	1,243	21,056
Team, Inc.*	527	20,948
Textainer Group Holdings Ltd.	547	20,715
Federal Signal Corp.*	1,606	20,669
Wabash National Corp.*	1,766	20,592
H&E Equipment Services, Inc.*	770	20,451
Tutor Perini Corp.*	958	20,425
Titan International, Inc.	1,376	20,145
Navigant Consulting, Inc.*	1,299	20,083
Sun Hydraulics Corp.	554	20,083
Meritor, Inc.*	2,513	19,752
Quad/Graphics, Inc.	649	19,704
Taser International, Inc.*	1,318	19,651
ACCO Brands Corp.*	2,922	19,402
SkyWest, Inc.	1,335	19,384
Saia, Inc.*	621	19,363
DXP Enterprises, Inc.*	245	19,348
Standex International Corp.	325	19,305
AAON, Inc.	724	19,229
Astec Industries, Inc.	525	18,879
Altra Holdings, Inc.	699	18,810
John Bean Technologies Corp.	746	18,560
Quanex Building Products Corp.	958	18,039
ICF International, Inc.*	508	17,988
Arkansas Best Corp.	667	17,122
Heartland Express, Inc.	1,188	16,858
XPO Logistics, Inc.*	757	16,404
Rexnord Corp.*	781	16,245
Thermon Group Holdings, Inc.*	701	16,200
Comfort Systems USA, Inc.	961	16,154
Nortek, Inc.*	235	16,147
Astronics Corp.*	323	16,056
Gorman-Rupp Co.	393	15,767
Greenbrier Companies, Inc.*	633	15,654
Blount International, Inc.*	1,269	15,368
Republic Airways Holdings, Inc.*	1,267	15,077
RPX Corp.*	839	14,708
Powell Industries, Inc.*	237	14,526
Griffon Corp.	1,145	14,358
Resources Connection, Inc.	1,050	14,249
US Ecology, Inc.	471	14,191
Engility Holdings, Inc.*	440	13,961
Kelly Services, Inc. — Class A	697	13,571
Roadrunner Transportation Systems, Inc.*	480	13,555
MYR Group, Inc.*	540	13,122
Viad Corp.	523	13,049
American Science & Engineering, Inc.	212	12,786
Kforce, Inc.	701	12,401
Barrett Business Services, Inc.	184	12,385
West Corp.	550	12,194
Ennis, Inc.	673	12,141
Columbus McKinnon Corp.*	503	12,087
LB Foster Co. — Class A	258	11,801
Great Lakes Dredge & Dock Corp.	1,531	11,360
Gibraltar Industries, Inc.*	790	11,265
InnerWorkings, Inc.*	1,145	11,244
Aerovironment, Inc.*	481	11,111
Aceto Corp.	708	11,059
KEYW Holding Corp.*	817	10,989
Standard Parking Corp.*	402	10,810
Multi-Color Corp.	318	10,790
Consolidated Graphics, Inc.*	189	10,595
Marten Transport Ltd.	600	10,290
CAI International, Inc.*	441	10,262
Layne Christensen Co.*	511	10,200
EnerNOC, Inc.*	680	10,193
Air Transport Services Group, Inc.*	1,334	9,992
Hawaiian Holdings, Inc.*	1,336	9,940
GP Strategies Corp.*	374	9,806
Kadant, Inc.	288	9,674
Celadon Group, Inc.	518	9,671
Echo Global Logistics, Inc.*	461	9,653
American Railcar Industries, Inc.	244	9,572
Furmanite Corp.*	966	9,563
Kratos Defense & Security Solutions, Inc.*	1,135	9,398
Graham Corp.	258	9,322
Capstone Turbine Corp.*	7,843	9,255
Kimball International, Inc. — Class B	833	9,238
Michael Baker Corp.	224	9,065
Alamo Group, Inc.	185	9,048
PowerSecure International, Inc.*	560	8,988
Heidrick & Struggles International, Inc.	467	8,901
American Woodmark Corp.*	256	8,870
Global Power Equipment Group, Inc.	441	8,869
National Presto Industries, Inc.	124	8,731
Park-Ohio Holdings Corp.*	225	8,645
PGT, Inc.*	860	8,523
Douglas Dynamics, Inc.	570	8,396
Energy Recovery, Inc.*	1,134	8,222
Pendrell Corp.*	4,175	8,100
Dynamic Materials Corp.	349	8,090

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Northwest Pipe Co.*	244	$8,023
Argan, Inc.	362	7,953
Ducommun, Inc.*	270	7,744
Pike Electric Corp.	672	7,607
Lydall, Inc.*	442	7,589
Insteel Industries, Inc.	466	7,503
Orion Marine Group, Inc.*	705	7,339
CBIZ, Inc.*	982	7,306
Titan Machinery, Inc.*	446	7,167
Mistras Group, Inc.*	414	7,038
NN, Inc.	444	6,909
ExOne Co.*	160	6,816
NCI Building Systems, Inc.*	534	6,803
Builders FirstSource, Inc.*	1,156	6,797
Sparton Corp.*	260	6,630
TMS International Corp. — Class A	372	6,488
FreightCar America, Inc.	313	6,473
CECO Environmental Corp.	450	6,336
Performant Financial Corp.*	576	6,290
Houston Wire & Cable Co.	464	6,250
Odyssey Marine Exploration, Inc.*	2,033	6,119
Casella Waste Systems, Inc. — Class A*	999	5,744
Ply Gem Holdings, Inc.*	410	5,732
Pacer International, Inc.*	915	5,664
Patriot Transportation Holding, Inc.*	167	5,650
Twin Disc, Inc.	216	5,644
CDI Corp.	359	5,496
Accuride Corp.*	1,028	5,284
FuelCell Energy, Inc.*,1	4,092	5,279
Schawk, Inc. — Class A	348	5,164
Ameresco, Inc. — Class A*	504	5,050
Patrick Industries, Inc.*	168	5,048
Quality Distribution, Inc.*	541	4,999
Flow International Corp.*	1,249	4,984
Miller Industries, Inc.	293	4,975
Coleman Cable, Inc.	233	4,919
Commercial Vehicle Group, Inc.*	614	4,887
CRA International, Inc.*	262	4,878
VSE Corp.	102	4,789
Courier Corp.	300	4,746
LSI Industries, Inc.	560	4,726
YRC Worldwide, Inc.*	280	4,726
Costa, Inc.*	246	4,679
Preformed Line Products Co.	65	4,675
Hardinge, Inc.	301	4,650
ARC Document Solutions, Inc.*	967	4,439
Hurco Companies, Inc.	170	4,396
Tecumseh Products Co. — Class A*	475	4,251
Franklin Covey Co.*	235	4,218
National Technical Systems, Inc.*	180	4,113
Heritage-Crystal Clean, Inc.*	228	4,109
Cenveo, Inc.*	1,384	4,083
International Shipholding Corp.	148	4,061
Sterling Construction Company, Inc.*	431	3,987
PMFG, Inc.*	538	3,981
Ampco-Pittsburgh Corp.	219	3,924
Universal Truckload Services, Inc.	144	3,839
Vicor Corp.*	458	3,746
Global Brass & Copper Holdings, Inc.*	210	3,683
LMI Aerospace, Inc.*	266	3,554
Power Solutions International, Inc.*	60	3,547
Manitex International, Inc.*	320	3,498
Enphase Energy, Inc.*	408	3,321
Edgen Group, Inc. — Class A*	436	3,314
Xerium Technologies, Inc.*	280	3,245
TRC Companies, Inc.*	413	3,056
American Superconductor Corp.*	1,256	2,939
Acorn Energy, Inc.	468	2,761
Innovative Solutions & Support, Inc.	325	2,587
API Technologies Corp.*	829	2,429
Intersections, Inc.	248	2,175
Ultrapetrol Bahamas Ltd.*	550	2,057
NL Industries, Inc.	177	2,009
Revolution Lighting Technologies, Inc.*	765	1,958
Swisher Hygiene, Inc.*	2,929	1,776
BlueLinx Holdings, Inc.*	875	1,706
Erickson Air-Crane, Inc.*	100	1,566
Omega Flex, Inc.	68	1,285
Compx International, Inc.	29	376
Total Industrials		5,773,718
CONSUMER DISCRETIONARY - 9.8%
Brunswick Corp.	2,330	92,990
Sotheby’s	1,761	86,517
Dana Holding Corp.	3,787	86,495
Tenneco, Inc.*	1,567	79,134
Fifth & Pacific Companies, Inc.*	3,091	77,676
Lumber Liquidators Holdings, Inc.*	710	75,721
Wolverine World Wide, Inc.	1,293	75,290
Pool Corp.	1,204	67,580
Live Nation Entertainment, Inc.*	3,626	67,262
Vail Resorts, Inc.	929	64,453
Cheesecake Factory, Inc.	1,371	60,254
Sinclair Broadcast Group, Inc. — Class A	1,763	59,095
Life Time Fitness, Inc.*	1,106	56,926
Steven Madden Ltd.*	1,038	55,876
Shutterfly, Inc.*	980	54,763
Buffalo Wild Wings, Inc.*	485	53,942
Cracker Barrel Old Country Store, Inc.	507	52,343
Rent-A-Center, Inc. — Class A	1,372	52,274
Express, Inc.*	2,204	51,992
Cooper Tire & Rubber Co.	1,629	50,173
Iconix Brand Group, Inc.*	1,472	48,899
Ryland Group, Inc.	1,191	48,283
Pier 1 Imports, Inc.	2,438	47,591
Grand Canyon Education, Inc.*	1,166	46,966
HSN, Inc.	868	46,542
Penske Automotive Group, Inc.	1,086	46,406
Jack in the Box, Inc.*	1,142	45,680
ANN, Inc.*	1,218	44,116
Men’s Wearhouse, Inc.	1,295	44,095
Meredith Corp.	925	44,049
Group 1 Automotive, Inc.	559	43,423
Saks, Inc.*	2,686	42,815
Asbury Automotive Group, Inc.*	802	42,666

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Texas Roadhouse, Inc. — Class A	1,606	$42,206
New York Times Co. — Class A*	3,325	41,795
Lithia Motors, Inc. — Class A	570	41,587
Bob Evans Farms, Inc.	720	41,234
Genesco, Inc.*	615	40,332
Meritage Homes Corp.*	929	39,901
Buckle, Inc.	722	39,024
Hillenbrand, Inc.	1,421	38,893
KB Home	2,149	38,725
Pinnacle Entertainment, Inc.*	1,506	37,724
Hibbett Sports, Inc.*	669	37,563
Monro Muffler Brake, Inc.	804	37,378
Five Below, Inc.*	850	37,188
Belo Corp. — Class A	2,673	36,620
WMS Industries, Inc.*	1,407	36,512
Outerwall, Inc.*	727	36,343
Helen of Troy Ltd.*	820	36,244
Select Comfort Corp.*	1,438	35,015
Children’s Place Retail Stores, Inc.*	592	34,253
American Axle & Manufacturing Holdings, Inc.*	1,735	34,214
Vitamin Shoppe, Inc.*	778	34,038
Nexstar Broadcasting Group, Inc. — Class A	761	33,868
Bloomin’ Brands, Inc.*	1,429	33,739
SHFL Entertainment, Inc.*	1,454	33,442
Marriott Vacations Worldwide Corp.*	750	33,000
Krispy Kreme Doughnuts, Inc.*	1,688	32,646
Dorman Products, Inc.	651	32,257
Orient-Express Hotels Ltd. — Class A*	2,473	32,100
Jos. A. Bank Clothiers, Inc.*	723	31,783
Finish Line, Inc. — Class A	1,270	31,585
Sturm Ruger & Company, Inc.	499	31,252
Skechers U.S.A., Inc. — Class A*	998	31,048
Jones Group, Inc.	2,064	30,981
Crocs, Inc.*	2,272	30,922
Office Depot, Inc.*	6,344	30,642
Churchill Downs, Inc.	354	30,628
La-Z-Boy, Inc.	1,347	30,591
MDC Holdings, Inc.	1,008	30,250
Standard Pacific Corp.*	3,823	30,240
DineEquity, Inc.	430	29,670
Papa John’s International, Inc.	417	29,140
Ascent Capital Group, Inc. — Class A*	360	29,023
Valassis Communications, Inc.	1,002	28,938
Restoration Hardware Holdings, Inc.*	455	28,824
Conn’s, Inc.*	575	28,773
OfficeMax, Inc.	2,245	28,714
National CineMedia, Inc.	1,469	27,705
iRobot Corp.*	730	27,499
Matthews International Corp. — Class A	714	27,189
Drew Industries, Inc.	592	26,960
AFC Enterprises, Inc.*	611	26,633
Brown Shoe Company, Inc.	1,111	26,075
Sonic Corp.*	1,451	25,755
Multimedia Games Holding Company, Inc.*	745	25,740
Red Robin Gourmet Burgers, Inc.*	361	25,667
Boyd Gaming Corp.*	1,791	25,343
Tumi Holdings, Inc.*	1,230	24,785
Stewart Enterprises, Inc. — Class A	1,864	24,493
Quiksilver, Inc.*	3,413	23,993
Interval Leisure Group, Inc.	1,015	23,984
Sonic Automotive, Inc. — Class A	1,005	23,919
G-III Apparel Group Ltd.*	436	23,801
Oxford Industries, Inc.	343	23,317
International Speedway Corp. — Class A	719	23,224
LifeLock, Inc.*	1,560	23,135
Loral Space & Communications, Inc.	333	22,554
Steiner Leisure Ltd.*	383	22,379
K12, Inc.*	703	21,709
Francesca’s Holdings Corp.*	1,133	21,119
CEC Entertainment, Inc.	460	21,096
Movado Group, Inc.	458	20,038
Cato Corp. — Class A	712	19,922
Scientific Games Corp. — Class A*	1,232	19,921
Core-Mark Holding Company, Inc.	299	19,865
Columbia Sportswear Co.	329	19,816
Scholastic Corp.	685	19,625
Arctic Cat, Inc.	343	19,568
Fiesta Restaurant Group, Inc.*	508	19,131
Aeropostale, Inc.*	2,023	19,016
Caesars Entertainment Corp.*	955	18,823
Winnebago Industries, Inc.*	725	18,821
ITT Educational Services, Inc.*	600	18,600
MDC Partners, Inc. — Class A	655	18,327
Smith & Wesson Holding Corp.*	1,649	18,123
BJ’s Restaurants, Inc.*	631	18,122
Regis Corp.	1,227	18,012
Modine Manufacturing Co.*	1,219	17,834
Ethan Allen Interiors, Inc.	635	17,697
American Public Education, Inc.*	456	17,237
Pep Boys-Manny Moe & Jack*	1,367	17,046
Tuesday Morning Corp.*	1,101	16,812
Biglari Holdings, Inc.*	40	16,507
Gentherm, Inc.*	865	16,504
Standard Motor Products, Inc.	511	16,434
Stage Stores, Inc.	840	16,128
Capella Education Co.*	284	16,063
rue21, Inc.*	383	15,450
LeapFrog Enterprises, Inc. — Class A*	1,640	15,449
Hovnanian Enterprises, Inc. — Class A*	2,914	15,240
Chuy’s Holdings, Inc.*	420	15,074
Zumiez, Inc.*	543	14,952
Fred’s, Inc. — Class A	950	14,868
EW Scripps Co. — Class A*	803	14,735
Denny’s Corp.*	2,363	14,462
Maidenform Brands, Inc.*	597	14,024
Tile Shop Holdings, Inc.*	475	14,008
Universal Electronics, Inc.*	385	13,872
Barnes & Noble, Inc.*	1,042	13,483
Carmike Cinemas, Inc.*	592	13,071
Callaway Golf Co.	1,831	13,037
Blue Nile, Inc.*	317	12,975

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Libbey, Inc.*	538	$12,793
Zale Corp.*	840	12,768
M/I Homes, Inc.*	619	12,764
Haverty Furniture Companies, Inc.	506	12,412
Ruby Tuesday, Inc.*	1,569	11,768
Beazer Homes USA, Inc.*	651	11,718
Strayer Education, Inc.	278	11,543
Vera Bradley, Inc.*	561	11,534
Bright Horizons Family Solutions, Inc.*	310	11,107
Ruth’s Hospitality Group, Inc.	927	10,994
Destination Maternity Corp.	345	10,971
Mattress Firm Holding Corp.*	343	10,907
NutriSystem, Inc.	739	10,627
Superior Industries International, Inc.	596	10,627
Cavco Industries, Inc.*	183	10,422
Central European Media Enterprises Ltd. — Class A*	1,976	10,414
Shoe Carnival, Inc.	384	10,372
Cumulus Media, Inc. — Class A*	1,945	10,309
Gray Television, Inc.*	1,300	10,205
Stein Mart, Inc.	715	9,810
Harte-Hanks, Inc.	1,105	9,757
Journal Communications, Inc. — Class A*	1,138	9,730
America’s Car-Mart, Inc.*	209	9,428
Wet Seal, Inc. — Class A*	2,294	9,015
Unifi, Inc.*	381	8,900
Rentrak Corp.*	272	8,873
RadioShack Corp.*	2,569	8,760
Overstock.com, Inc.*	292	8,664
Bridgepoint Education, Inc.*	474	8,551
Federal-Mogul Corp.*	507	8,513
PetMed Express, Inc.	518	8,438
Entravision Communications Corp. — Class A	1,419	8,372
Town Sports International Holdings, Inc.	617	8,009
Digital Generation, Inc.*	619	8,004
Stoneridge, Inc.*	736	7,956
Carriage Services, Inc. — Class A	409	7,935
Bravo Brio Restaurant Group, Inc.*	505	7,626
World Wrestling Entertainment, Inc. — Class A	740	7,526
Remy International, Inc.	360	7,286
MarineMax, Inc.*	597	7,283
Media General, Inc. — Class A*	510	7,273
Black Diamond, Inc.*	588	7,150
William Lyon Homes — Class A*	350	7,112
NACCO Industries, Inc. — Class A	128	7,094
Fuel Systems Solutions, Inc.*	358	7,038
Citi Trends, Inc.*	402	7,027
Big 5 Sporting Goods Corp.	436	7,011
Destination XL Group, Inc.*	1,083	7,007
Sears Hometown and Outlet Stores, Inc.*	220	6,985
Marcus Corp.	474	6,887
Christopher & Banks Corp.*	940	6,777
Kirkland’s, Inc.*	361	6,657
Universal Technical Institute, Inc.	545	6,611
VOXX International Corp. — Class A*	478	6,549
Perry Ellis International, Inc.	318	5,991
Orbitz Worldwide, Inc.*	615	5,922
hhgregg, Inc.*	328	5,874
Jamba, Inc.*	434	5,807
Nautilus, Inc.*	800	5,776
Education Management Corp.*	618	5,636
Saga Communications, Inc. — Class A	126	5,592
TRI Pointe Homes, Inc.*	380	5,578
Del Frisco’s Restaurant Group, Inc.*	272	5,486
bebe stores, Inc.	892	5,432
Entercom Communications Corp. — Class A*	612	5,373
West Marine, Inc.*	440	5,368
Speedway Motorsports, Inc.	298	5,334
Spartan Motors, Inc.	875	5,311
Morgans Hotel Group Co.*	687	5,283
CSS Industries, Inc.	220	5,282
RG Barry Corp.	259	4,898
Weyco Group, Inc.	171	4,843
Vitacost.com, Inc.*	564	4,794
McClatchy Co. — Class A*	1,564	4,692
Bassett Furniture Industries, Inc.	279	4,517
Mac-Gray Corp.	310	4,514
Corinthian Colleges, Inc.*	2,043	4,474
ValueVision Media, Inc. — Class A*	1,010	4,394
New York & Company, Inc.*	745	4,306
Monarch Casino & Resort, Inc.*	223	4,233
Winmark Corp.	56	4,128
Hooker Furniture Corp.	276	4,126
Isle of Capri Casinos, Inc.*	544	4,113
Lifetime Brands, Inc.	268	4,098
Culp, Inc.	212	3,967
Career Education Corp.*	1,420	3,919
AH Belo Corp. — Class A	490	3,847
Carrols Restaurant Group, Inc.*	610	3,721
Luby’s, Inc.*	514	3,691
Tilly’s, Inc. — Class A*	254	3,686
Bon-Ton Stores, Inc.	344	3,629
Global Sources Ltd.*	489	3,628
Dex Media, Inc.*	440	3,577
Pacific Sunwear of California, Inc.*	1,190	3,570
Zagg, Inc.*	790	3,555
Nathan’s Famous, Inc.*	67	3,536
Johnson Outdoors, Inc. — Class A*	128	3,433
Daily Journal Corp.*	23	3,381
Blyth, Inc.	240	3,319
1-800-Flowers.com, Inc. — Class A*	668	3,293
Flexsteel Industries, Inc.	129	3,221
ReachLocal, Inc.*	265	3,156
Tower International, Inc.*	153	3,058
Reading International, Inc. — Class A*	449	2,950
EveryWare Global, Inc.*	254	2,896
Skullcandy, Inc.*	468	2,892
Einstein Noah Restaurant Group, Inc.	164	2,840
Ignite Restaurant Group, Inc.*	183	2,840
Lincoln Educational Services Corp.	614	2,831
Crown Media Holdings, Inc. — Class A*	898	2,766

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Gordmans Stores, Inc.	233	$2,621
Body Central Corp.*	428	2,611
Systemax, Inc.	280	2,596
Hemisphere Media Group, Inc.*	220	2,585
Marine Products Corp.	270	2,452
JTH Holding, Inc. — Class A*	120	2,274
JAKKS Pacific, Inc.	496	2,227
Salem Communications Corp. — Class A	266	2,202
Shiloh Industries, Inc.	157	2,057
American Apparel, Inc.*	1,495	1,944
Diversified Restaurant Holdings, Inc.*	280	1,837
Martha Stewart Living Omnimedia, Inc. — Class A*	747	1,718
Trans World Entertainment Corp.	270	1,250
Beasley Broadcasting Group, Inc. — Class A	113	982
Total Consumer Discretionary		5,517,500
HEALTH CARE - 9.1%
Isis Pharmaceuticals, Inc.*	2,892	108,565
athenahealth, Inc.*	950	103,133
Alnylam Pharmaceuticals, Inc.*	1,494	95,630
Align Technology, Inc.*	1,881	90,515
Centene Corp.*	1,404	89,800
NPS Pharmaceuticals, Inc.*	2,581	82,101
WellCare Health Plans, Inc.*	1,116	77,830
HealthSouth Corp.	2,250	77,579
Questcor Pharmaceuticals, Inc.	1,335	77,431
Celldex Therapeutics, Inc.*	2,083	73,800
PAREXEL International Corp.*	1,468	73,737
West Pharmaceutical Services, Inc.	1,774	73,000
Cepheid, Inc.*	1,732	67,616
Medidata Solutions, Inc.*	681	67,371
Team Health Holdings, Inc.*	1,773	67,269
ViroPharma, Inc.*	1,678	65,945
STERIS Corp.	1,520	65,298
Aegerion Pharmaceuticals, Inc.*	744	63,767
Owens & Minor, Inc.	1,628	56,312
Thoratec Corp.*	1,480	55,189
Medicines Co.*	1,627	54,537
Haemonetics Corp.*	1,315	52,442
DexCom, Inc.*	1,817	51,294
Insulet Corp.*	1,373	49,758
ACADIA Pharmaceuticals, Inc.*	1,810	49,721
MWI Veterinary Supply, Inc.*	327	48,841
HMS Holdings Corp.*	2,262	48,656
Opko Health, Inc.*	4,868	42,887
Air Methods Corp.	1,003	42,729
Magellan Health Services, Inc.*	701	42,032
Sarepta Therapeutics, Inc.*	860	40,618
MedAssets, Inc.*	1,569	39,884
Neogen Corp.*	612	37,161
ImmunoGen, Inc.*,1	2,174	37,001
Cyberonics, Inc.*	714	36,228
Impax Laboratories, Inc.*	1,766	36,221
Acadia Healthcare Company, Inc.*	910	35,880
Acorda Therapeutics, Inc.*	1,045	35,823
Chemed Corp.	482	34,463
Pacira Pharmaceuticals, Inc.*	710	34,144
Volcano Corp.*	1,401	33,512
Masimo Corp.	1,256	33,460
Amsurg Corp. — Class A*	822	32,633
Santarus, Inc.*	1,433	32,343
InterMune, Inc.*	2,101	32,292
MAKO Surgical Corp.*	1,082	31,930
HeartWare International, Inc.*	425	31,114
Nektar Therapeutics*	2,971	31,047
Puma Biotechnology, Inc.*	570	30,586
Hanger, Inc.*	889	30,013
Arena Pharmaceuticals, Inc.*	5,614	29,586
Akorn, Inc.*	1,502	29,559
PDL BioPharma, Inc.[1]	3,607	28,748
Ironwood Pharmaceuticals, Inc. — Class A*	2,397	28,404
Synageva BioPharma Corp.*	442	27,983
NuVasive, Inc.*	1,135	27,796
Exelixis, Inc.*	4,732	27,540
Wright Medical Group, Inc.*	1,040	27,123
Cantel Medical Corp.	843	26,850
Endologix, Inc.*	1,623	26,179
Molina Healthcare, Inc.*	732	26,059
ArthroCare Corp.*	728	25,902
Analogic Corp.	313	25,866
Halozyme Therapeutics, Inc.*	2,290	25,282
Meridian Bioscience, Inc.	1,067	25,235
Clovis Oncology, Inc.*	414	25,163
Globus Medical, Inc. — Class A*	1,407	24,566
CONMED Corp.	717	24,371
Vivus, Inc.*,1	2,593	24,167
Abaxis, Inc.	567	23,871
Auxilium Pharmaceuticals, Inc.*	1,271	23,170
Raptor Pharmaceutical Corp.*	1,533	22,903
ICU Medical, Inc.*	331	22,485
Quality Systems, Inc.	1,028	22,338
IPC The Hospitalist Company, Inc.*	435	22,189
MannKind Corp.*	3,836	21,865
Infinity Pharmaceuticals, Inc.*	1,238	21,603
Exact Sciences Corp.*	1,817	21,459
Keryx Biopharmaceuticals, Inc.*	2,104	21,250
Omnicell, Inc.*	880	20,838
Greatbatch, Inc.*	612	20,826
Integra LifeSciences Holdings Corp.*	515	20,729
Astex Pharmaceuticals, Inc.*	2,433	20,632
Quidel Corp.*	726	20,618
Ensign Group, Inc.	499	20,514
ExamWorks Group, Inc.*	781	20,298
NxStage Medical, Inc.*	1,541	20,280
Ligand Pharmaceuticals, Inc. — Class B*	461	19,952
HealthStream, Inc.*	519	19,660
Neurocrine Biosciences, Inc.*	1,723	19,504
Emeritus Corp.*	1,042	19,308
Dyax Corp.*	2,814	19,304
Luminex Corp.*	965	19,299
ABIOMED, Inc.*	998	19,032

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Array BioPharma, Inc.*	3,012	$18,735
Bio-Reference Labs, Inc.*	626	18,705
Kindred Healthcare, Inc.	1,388	18,641
Vanguard Health Systems, Inc.*	876	18,405
Momenta Pharmaceuticals, Inc.*	1,219	17,541
Spectranetics Corp.*	1,039	17,434
Computer Programs & Systems, Inc.	284	16,614
AMN Healthcare Services, Inc.*	1,186	16,319
Healthways, Inc.*	877	16,233
Optimer Pharmaceuticals, Inc.*	1,257	15,838
AVANIR Pharmaceuticals, Inc. — Class A*	3,734	15,832
Repros Therapeutics, Inc.*	587	15,732
Capital Senior Living Corp.*	740	15,651
Orexigen Therapeutics, Inc.*	2,438	14,969
Sangamo Biosciences, Inc.*	1,381	14,473
Fluidigm Corp.*	657	14,415
Invacare Corp.	823	14,213
Accuray, Inc.*	1,914	14,144
Amedisys, Inc.*	814	14,017
Insmed, Inc.*	890	13,893
Lexicon Pharmaceuticals, Inc.*	5,852	13,869
Accretive Health, Inc.*	1,518	13,844
Spectrum Pharmaceuticals, Inc.	1,627	13,651
TESARO, Inc.*	350	13,559
Emergent Biosolutions, Inc.*	711	13,545
Idenix Pharmaceuticals, Inc.*	2,570	13,390
Genomic Health, Inc.*	436	13,333
Merit Medical Systems, Inc.*	1,094	13,270
BioScrip, Inc.*	1,499	13,161
Intercept Pharmaceuticals, Inc.*	190	13,116
National Healthcare Corp.	276	13,047
Tornier N.V.*	674	13,028
Staar Surgical Co.*	950	12,863
Landauer, Inc.	246	12,608
Hi-Tech Pharmacal Company, Inc.	288	12,427
Cerus Corp.*	1,797	12,058
Dendreon Corp.*,1	4,063	11,905
AMAG Pharmaceuticals, Inc.*	554	11,900
KYTHERA Biopharmaceuticals, Inc.*	260	11,882
Antares Pharma, Inc.*	2,901	11,778
Immunomedics, Inc.*	1,886	11,674
Rockwell Medical, Inc.*	1,011	11,536
Affymetrix, Inc.*	1,831	11,352
Geron Corp.*	3,360	11,256
GenMark Diagnostics, Inc.*	920	11,178
Triple-S Management Corp. — Class B*	607	11,163
Natus Medical, Inc.*	787	11,160
Cynosure, Inc. — Class A*	489	11,154
Novavax, Inc.*	3,480	10,997
Depomed, Inc.*	1,459	10,913
Cardiovascular Systems, Inc.*	543	10,887
Corvel Corp.*	292	10,795
Stemline Therapeutics, Inc.*	236	10,688
Orthofix International N.V.*	503	10,493
Endocyte, Inc.*	785	10,464
Cambrex Corp.*	774	10,217
PharMerica Corp.*	765	10,152
Select Medical Holdings Corp.	1,253	10,112
Atrion Corp.	39	10,092
Vocera Communications, Inc.*	540	10,044
Cadence Pharmaceuticals, Inc.*	1,588	10,020
Gentiva Health Services, Inc.*	812	9,776
US Physical Therapy, Inc.	307	9,542
Synergy Pharmaceuticals, Inc.*	2,075	9,483
Merrimack Pharmaceuticals, Inc.*	2,488	9,454
Vanda Pharmaceuticals, Inc.*	852	9,346
Curis, Inc.*	2,075	9,255
Lannett Company, Inc.*	424	9,252
MiMedx Group, Inc.*	2,170	9,049
Repligen Corp.*	809	8,972
SurModics, Inc.*	375	8,918
Sagent Pharmaceuticals, Inc.*	426	8,690
OraSure Technologies, Inc.*	1,435	8,624
AngioDynamics, Inc.*	630	8,316
TearLab Corp.*	750	8,295
Navidea Biopharmaceuticals, Inc.*	3,078	8,157
NewLink Genetics Corp.*	431	8,094
Rigel Pharmaceuticals, Inc.*	2,248	8,048
XOMA Corp.*	1,791	8,024
Sequenom, Inc.*	2,962	7,909
Symmetry Medical, Inc.*	963	7,858
Providence Service Corp.*	273	7,832
Unilife Corp.*	2,349	7,799
Greenway Medical Technologies*	376	7,764
Albany Molecular Research, Inc.*	600	7,734
Progenics Pharmaceuticals, Inc.*	1,533	7,711
Furiex Pharmaceuticals, Inc.*	175	7,698
Universal American Corp.	991	7,551
Achillion Pharmaceuticals, Inc.*	2,489	7,517
Anika Therapeutics, Inc.*	313	7,499
Omeros Corp.*	768	7,488
LHC Group, Inc.*	314	7,366
Vascular Solutions, Inc.*	429	7,207
Osiris Therapeutics, Inc.*	431	7,172
SciClone Pharmaceuticals, Inc.*	1,389	7,042
Anacor Pharmaceuticals, Inc.*	655	6,956
ZIOPHARM Oncology, Inc.*	1,733	6,845
Pacific Biosciences of California, Inc.*	1,235	6,830
Portola Pharmaceuticals, Inc.*	254	6,795
Synta Pharmaceuticals Corp.*,1	1,044	6,588
AcelRx Pharmaceuticals, Inc.*	600	6,462
XenoPort, Inc.*	1,114	6,328
Prothena Corporation plc*	310	6,271
Epizyme, Inc.*	150	6,020
Cempra, Inc.*	514	5,911
AtriCure, Inc.*	538	5,907
TherapeuticsMD, Inc.*	2,010	5,889
PhotoMedex, Inc.*	365	5,804
Five Star Quality Care, Inc.*	1,101	5,692
Threshold Pharmaceuticals, Inc.*	1,218	5,664
Dynavax Technologies Corp.*	4,710	5,652
Hyperion Therapeutics, Inc.*	215	5,618
Verastem, Inc.*	446	5,548
Peregrine Pharmaceuticals, Inc.*	3,910	5,513

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Rochester Medical Corp.*	276	$5,509
RTI Surgical, Inc.*	1,454	5,438
Utah Medical Products, Inc.	90	5,350
Ampio Pharmaceuticals, Inc.*	708	5,310
Chindex International, Inc.*	311	5,303
Cytokinetics, Inc.*	690	5,237
Chelsea Therapeutics International Ltd.*	1,730	5,207
CryoLife, Inc.	710	4,970
Galena Biopharma, Inc.*,1	2,150	4,881
Chimerix, Inc.*	220	4,836
Exactech, Inc.*	239	4,816
National Research Corp. — Class A*	253	4,764
Cell Therapeutics, Inc.*	2,900	4,756
Insys Therapeutics, Inc.*	135	4,724
Coronado Biosciences, Inc.*	644	4,521
Horizon Pharma, Inc.*	1,326	4,482
Merge Healthcare, Inc.*	1,681	4,387
Derma Sciences, Inc.*	350	4,333
Cross Country Healthcare, Inc.*	702	4,254
BioDelivery Sciences International, Inc.*	770	4,181
Zeltiq Aesthetics, Inc.*	458	4,154
Sunesis Pharmaceuticals, Inc.*	837	4,152
Almost Family, Inc.	209	4,061
Addus HomeCare Corp.*	140	4,056
Pozen, Inc.*	698	4,000
Receptos, Inc.*	150	3,896
Targacept, Inc.*	721	3,829
Solta Medical, Inc.*	1,827	3,800
Cytori Therapeutics, Inc.*	1,625	3,786
SIGA Technologies, Inc.*	948	3,640
Accelerate Diagnostics, Inc.*	270	3,621
Biotime, Inc.*	952	3,618
Alliance HealthCare Services, Inc.*	130	3,600
Arqule, Inc.*	1,530	3,565
OncoGenex Pharmaceutical, Inc.*	383	3,550
ChemoCentryx, Inc.*	635	3,531
Harvard Bioscience, Inc.*	661	3,477
Zogenix, Inc.*	1,844	3,430
Tetraphase Pharmaceuticals, Inc.*	300	3,414
Cutera, Inc.*	380	3,382
Alphatec Holdings, Inc.*	1,596	3,144
Durata Therapeutics, Inc.*	339	3,065
MEI Pharma, Inc.*	250	2,835
Supernus Pharmaceuticals, Inc.*	380	2,785
AVEO Pharmaceuticals, Inc.*	1,337	2,768
NeoGenomics, Inc.*	850	2,550
Medical Action Industries, Inc.*	380	2,523
Regulus Therapeutics, Inc.*	261	2,461
Vical, Inc.*	1,961	2,451
OvaScience, Inc.*	230	2,279
Skilled Healthcare Group, Inc. — Class A*	507	2,211
Sucampo Pharmaceuticals, Inc. — Class A*	354	2,209
Corcept Therapeutics, Inc.*	1,367	2,174
Cornerstone Therapeutics, Inc.*	230	2,164
Nanosphere, Inc.*	1,080	2,160
Enanta Pharmaceuticals, Inc.*	90	2,063
TG Therapeutics, Inc.*	400	2,036
Fibrocell Science, Inc.*	435	1,905
Amicus Therapeutics, Inc.*	783	1,817
Alimera Sciences, Inc.*	440	1,654
Enzon Pharmaceuticals, Inc.	970	1,630
Biolase, Inc.*	824	1,574
GTx, Inc.*	680	1,367
Pernix Therapeutics Holdings*	455	1,242
KaloBios Pharmaceuticals, Inc.*	230	1,040
USMD Holdings, Inc.*	30	795
Total Health Care		5,161,287
ENERGY - 3.9%
Rosetta Resources, Inc.*	1,573	85,665
Kodiak Oil & Gas Corp.*	6,834	82,418
Helix Energy Solutions Group, Inc.*	2,734	69,362
Bristow Group, Inc.	935	68,031
Energy XXI Bermuda Ltd.	2,046	61,789
SemGroup Corp. — Class A	1,081	61,639
Targa Resources Corp.	844	61,579
Berry Petroleum Co. — Class A	1,354	58,398
PDC Energy, Inc.*	921	54,836
Hornbeck Offshore Services, Inc.*	926	53,189
CARBO Ceramics, Inc.	515	51,042
SEACOR Holdings, Inc.	520	47,029
Scorpio Tankers, Inc.	4,762	46,477
Western Refining, Inc.	1,391	41,785
Stone Energy Corp.*	1,288	41,770
Exterran Holdings, Inc.*	1,486	40,969
Carrizo Oil & Gas, Inc.*	1,040	38,802
Bonanza Creek Energy, Inc.*	756	36,485
Gulfmark Offshore, Inc. — Class A	691	35,165
Alpha Natural Resources, Inc.*	5,690	33,912
Bill Barrett Corp.*	1,258	31,588
Hercules Offshore, Inc.*	4,110	30,290
Key Energy Services, Inc.*	3,922	28,591
EPL Oil & Gas, Inc.*	770	28,575
Newpark Resources, Inc.*	2,224	28,156
Geospace Technologies Corp.*	330	27,819
Magnum Hunter Resources Corp.*	4,432	27,345
Forum Energy Technologies, Inc.*	1,010	27,280
Halcon Resources Corp.*,1	5,968	26,438
Rex Energy Corp.*	1,170	26,091
Crosstex Energy, Inc.	1,226	25,611
TETRA Technologies, Inc.*	2,019	25,298
Approach Resources, Inc.*	903	23,731
Northern Oil and Gas, Inc.*	1,640	23,665
EXCO Resources, Inc.	3,500	23,590
C&J Energy Services, Inc.*	1,156	23,212
Cloud Peak Energy, Inc.*	1,567	22,988
Arch Coal, Inc.	5,467	22,469
Clean Energy Fuels Corp.*	1,752	22,391
Ship Finance International Ltd.	1,437	21,943
Diamondback Energy, Inc.*	500	21,320
Matador Resources Co.*	1,275	20,821
Delek US Holdings, Inc.	953	20,099
Comstock Resources, Inc.	1,246	19,824
Sanchez Energy Corp.*	733	19,359

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Forest Oil Corp.*	3,075	$18,758
ION Geophysical Corp.*	3,428	17,826
Parker Drilling Co.*	3,070	17,499
Goodrich Petroleum Corp.*	684	16,614
W&T Offshore, Inc.	901	15,966
Triangle Petroleum Corp.*	1,512	14,848
Resolute Energy Corp.*	1,745	14,588
Era Group, Inc.*	520	14,134
Nordic American Tankers Ltd.	1,700	14,008
Solazyme, Inc.*	1,233	13,279
Matrix Service Co.*	671	13,165
Tesco Corp.*	778	12,891
Synergy Resources Corp.*	1,311	12,782
Swift Energy Co.*	1,114	12,722
Contango Oil & Gas Co.	332	12,201
PHI, Inc.*	322	12,143
Pioneer Energy Services Corp.*	1,600	12,016
Rentech, Inc.	5,815	11,514
RigNet, Inc.*	308	11,156
Green Plains Renewable Energy, Inc.	656	10,529
GasLog Ltd.	653	9,749
Basic Energy Services, Inc.*	771	9,745
Penn Virginia Corp.*	1,418	9,430
Willbros Group, Inc.*	1,027	9,428
Gulf Island Fabrication, Inc.	368	9,020
Vantage Drilling Co.*	5,183	8,967
Natural Gas Services Group, Inc.*	316	8,475
Nuverra Environmental Solutions, Inc.*	3,673	8,411
Vaalco Energy, Inc.*	1,494	8,337
Renewable Energy Group, Inc.*	542	8,211
Clayton Williams Energy, Inc.*	156	8,185
Emerald Oil, Inc.*	945	6,795
Dawson Geophysical Co.*	207	6,721
Endeavour International Corp.*	1,217	6,511
Knightsbridge Tankers Ltd.	626	6,366
Quicksilver Resources, Inc.*	3,210	6,324
Alon USA Energy, Inc.	599	6,116
BPZ Resources, Inc.*	3,035	5,918
PetroQuest Energy, Inc.*	1,473	5,907
Miller Energy Resources, Inc.*	786	5,706
Gastar Exploration Ltd.*	1,434	5,664
Callon Petroleum Co.*	1,032	5,645
Warren Resources, Inc.*	1,875	5,494
Abraxas Petroleum Corp.*	2,114	5,433
Cal Dive International, Inc.*	2,525	5,176
Panhandle Oil and Gas, Inc. — Class A	183	5,175
Mitcham Industries, Inc.*	328	5,015
Uranium Energy Corp.*	2,207	4,966
Evolution Petroleum Corp.*	438	4,932
FX Energy, Inc.*	1,373	4,723
REX American Resources Corp.*	145	4,457
Midstates Petroleum Company, Inc.*	860	4,412
Equal Energy Ltd.	920	4,333
Teekay Tankers Ltd. — Class A	1,601	4,195
Bolt Technology Corp.	224	4,043
Westmoreland Coal Co.*	299	3,941
Ur-Energy, Inc.*	3,130	3,631
Frontline Ltd.*,1	1,326	3,514
Apco Oil and Gas International, Inc.*	236	3,365
Adams Resources & Energy, Inc.	59	3,275
TGC Industries, Inc.	414	3,266
KiOR, Inc. — Class A*	1,127	3,178
Isramco, Inc.*	22	2,727
Crimson Exploration, Inc.*	563	1,695
Hallador Energy Co.	220	1,606
Global Geophysical Services, Inc.*	587	1,591
Amyris, Inc.*	674	1,557
ZaZa Energy Corp.*	960	1,104
L&L Energy, Inc.*	770	978
Total Energy		2,230,888
MATERIALS - 3.4%
PolyOne Corp.	2,561	78,648
Axiall Corp.	1,799	67,985
Louisiana-Pacific Corp.*	3,592	63,183
Sensient Technologies Corp.	1,289	61,730
HB Fuller Co.	1,296	58,566
Chemtura Corp.*	2,535	58,280
Commercial Metals Co.	3,010	51,020
Schweitzer-Mauduit International, Inc.	807	48,848
Olin Corp.	2,069	47,732
Worthington Industries, Inc.	1,359	46,790
Graphic Packaging Holding Co.*	5,410	46,310
KapStone Paper and Packaging Corp.	1,051	44,983
Minerals Technologies, Inc.	903	44,581
Balchem Corp.	765	39,589
Texas Industries, Inc.*	559	37,067
Kaiser Aluminum Corp.	483	34,414
Stillwater Mining Co.*	3,045	33,525
Boise, Inc.	2,599	32,747
Coeur Mining, Inc.*	2,613	31,487
SunCoke Energy, Inc.*	1,803	30,651
PH Glatfelter Co.	1,103	29,858
Innophos Holdings, Inc.	564	29,768
Berry Plastics Group, Inc.*	1,430	28,558
Stepan Co.	491	28,345
Flotek Industries, Inc.*	1,232	28,336
Innospec, Inc.	602	28,089
OM Group, Inc.*	822	27,767
Clearwater Paper Corp.*	570	27,229
Hecla Mining Co.	8,573	26,919
Calgon Carbon Corp.*	1,390	26,396
RTI International Metals, Inc.*	804	25,760
Globe Specialty Metals, Inc.	1,665	25,658
Quaker Chemical Corp.	335	24,472
Resolute Forest Products, Inc.*	1,799	23,783
AMCOL International Corp.	719	23,497
Koppers Holdings, Inc.	533	22,732
Walter Energy, Inc.	1,610	22,588
A. Schulman, Inc.	759	22,360
Intrepid Potash, Inc.	1,410	22,109
Molycorp, Inc.*	3,200	20,992
American Vanguard Corp.	739	19,894
Deltic Timber Corp.	286	18,630
Schnitzer Steel Industries, Inc. — Class A	667	18,369

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Ferro Corp.*	1,864	$16,981
Materion Corp.	529	16,960
Headwaters, Inc.*	1,880	16,901
Wausau Paper Corp.	1,270	16,497
Kraton Performance Polymers, Inc.*	841	16,475
LSB Industries, Inc.*	489	16,396
Tredegar Corp.	630	16,380
Neenah Paper, Inc.	416	16,353
Myers Industries, Inc.	728	14,640
Haynes International, Inc.	315	14,279
Horsehead Holding Corp.*	1,132	14,105
US Silica Holdings, Inc.	551	13,720
AK Steel Holding Corp.*,1	3,516	13,185
Zoltek Companies, Inc.*	711	11,867
Allied Nevada Gold Corp.*	2,680	11,202
Advanced Emissions Solutions, Inc.*	258	11,022
Century Aluminum Co.*	1,324	10,658
OMNOVA Solutions, Inc.*	1,216	10,397
FutureFuel Corp.	565	10,147
Zep, Inc.	581	9,447
Hawkins, Inc.	239	9,020
Boise Cascade Co.*	320	8,624
AEP Industries, Inc.*	114	8,471
Taminco Corp.*	410	8,323
American Pacific Corp.*	150	8,214
Landec Corp.*	672	8,198
AM Castle & Co.*	451	7,261
US Concrete, Inc.*	360	7,222
Olympic Steel, Inc.	234	6,501
Universal Stainless & Alloy Products, Inc.*	182	5,920
Gold Resource Corp.	850	5,636
Chase Corp.	170	4,995
KMG Chemicals, Inc.	214	4,706
Arabian American Development Co.*	512	4,659
Paramount Gold and Silver Corp.*	3,555	4,586
Penford Corp.*	250	3,580
Handy & Harman Ltd.*	143	3,413
UFP Technologies, Inc.*	148	3,370
United States Lime & Minerals, Inc.*	53	3,106
Midway Gold Corp.*	2,889	2,759
General Moly, Inc.*	1,482	2,445
Noranda Aluminum Holding Corp.	865	2,128
GSE Holding, Inc.*	202	420
Total Materials		1,931,414
CONSUMER STAPLES - 2.8%
Rite Aid Corp.*	18,810	89,536
United Natural Foods, Inc.*	1,271	85,437
Hain Celestial Group, Inc.*	991	76,425
Casey’s General Stores, Inc.	989	72,692
Darling International, Inc.*	3,047	64,475
Harris Teeter Supermarkets, Inc.	1,277	62,816
TreeHouse Foods, Inc.*	938	62,687
Boston Beer Company, Inc. — Class A*	213	52,016
B&G Foods, Inc. — Class A	1,359	46,953
PriceSmart, Inc.	482	45,906
SUPERVALU, Inc.*	5,228	43,026
Prestige Brands Holdings, Inc.*	1,317	39,669
Sanderson Farms, Inc.	590	38,492
Lancaster Colony Corp.	473	37,031
Spectrum Brands Holdings, Inc.	553	36,409
Seaboard Corp.	13	35,724
Snyders-Lance, Inc.	1,225	35,341
Post Holdings, Inc.*	845	34,113
Andersons, Inc.	478	33,412
J&J Snack Foods Corp.	390	31,481
Universal Corp.	598	30,456
Fresh Del Monte Produce, Inc.	978	29,027
Pilgrim’s Pride Corp.*	1,561	26,209
Vector Group Ltd.	1,627	26,202
WD-40 Co.	403	26,154
Susser Holdings Corp.*	467	24,821
Boulder Brands, Inc.*	1,534	24,605
Elizabeth Arden, Inc.*	660	24,367
Cal-Maine Foods, Inc.	386	18,567
Dole Food Company, Inc.*	1,320	17,978
Annie’s, Inc.*	351	17,234
Tootsie Roll Industries, Inc.	505	15,564
Chiquita Brands International, Inc.*	1,201	15,205
Weis Markets, Inc.	288	14,095
Diamond Foods, Inc.*	571	13,464
USANA Health Sciences, Inc.*	151	13,105
Inter Parfums, Inc.	426	12,776
Spartan Stores, Inc.	562	12,398
Fairway Group Holdings Corp.*	400	10,224
Medifast, Inc.*	360	9,680
Calavo Growers, Inc.	312	9,435
Natural Grocers by Vitamin Cottage, Inc.*	230	9,131
Harbinger Group, Inc.*	848	8,794
Ingles Markets, Inc. — Class A	302	8,676
Chefs’ Warehouse, Inc.*	363	8,385
Nash Finch Co.	314	8,293
Star Scientific, Inc.*	4,285	8,184
Revlon, Inc. — Class A*	291	8,081
Coca-Cola Bottling Company Consolidated	120	7,514
Central Garden and Pet Co. — Class A*	1,075	7,364
Lifevantage Corp.*	2,920	6,950
Pantry, Inc.*	603	6,681
Limoneira Co.	258	6,625
Alliance One International, Inc.*	2,261	6,580
Seneca Foods Corp. — Class A*	212	6,379
Village Super Market, Inc. — Class A	167	6,349
Roundy’s, Inc.	649	5,581
Female Health Co.	564	5,567
Nature’s Sunshine Products, Inc.	280	5,340
National Beverage Corp.	296	5,287
Nutraceutical International Corp.	222	5,270
Omega Protein Corp.*	513	5,217
John B Sanfilippo & Son, Inc.	209	4,847
Orchids Paper Products Co.	156	4,317
Oil-Dri Corporation of America	125	4,218
Inventure Foods, Inc.*	361	3,791
Arden Group, Inc. — Class A	29	3,770
Craft Brew Alliance, Inc.*	272	3,656
Alico, Inc.	71	2,923

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Synutra International, Inc.*	448	$2,374
Farmer Bros Co.*	156	2,349
Griffin Land & Nurseries, Inc.	65	2,087
Lifeway Foods, Inc.	124	1,675
Total Consumer Staples		1,597,462
UTILITIES - 2.1%
Cleco Corp.	1,557	69,815
Piedmont Natural Gas Company, Inc.	1,950	64,115
IDACORP, Inc.	1,294	62,630
Southwest Gas Corp.	1,197	59,850
Black Hills Corp.	1,141	56,890
WGL Holdings, Inc.	1,331	56,847
Portland General Electric Co.	1,954	55,161
ALLETE, Inc.	1,032	49,846
Dynegy, Inc.*	2,580	49,846
UNS Energy Corp.	1,067	49,744
UIL Holdings Corp.	1,306	48,557
South Jersey Industries, Inc.	822	48,153
New Jersey Resources Corp.	1,075	47,354
PNM Resources, Inc.	2,053	46,459
NorthWestern Corp.	976	43,842
Avista Corp.	1,544	40,762
Laclede Group, Inc.	845	38,025
El Paso Electric Co.	1,036	34,602
MGE Energy, Inc.	592	32,294
Northwest Natural Gas Co.	697	29,260
American States Water Co.	996	27,449
Otter Tail Corp.	938	25,889
California Water Service Group	1,232	25,034
Empire District Electric Co.	1,097	23,761
Atlantic Power Corp.	3,088	13,309
Chesapeake Utilities Corp.	248	13,018
Ormat Technologies, Inc.	458	12,261
SJW Corp.	403	11,292
Unitil Corp.	352	10,303
Connecticut Water Service, Inc.	278	8,940
Middlesex Water Co.	412	8,813
York Water Co.	330	6,623
Consolidated Water Company Ltd.	382	5,719
Artesian Resources Corp. — Class A	198	4,406
Delta Natural Gas Company, Inc.	180	3,976
Genie Energy Ltd. — Class B	330	3,234
Pure Cycle Corp.*	445	2,056
Total Utilities		1,190,135
TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Group, Inc.	1,219	39,314
NII Holdings, Inc.*	4,430	26,890
Leap Wireless International, Inc.*	1,392	21,980
8x8, Inc.*	1,857	18,700
Consolidated Communications Holdings, Inc.	1,038	17,894
Shenandoah Telecommunications Co.	614	14,797
Cincinnati Bell, Inc.*	5,360	14,579
Vonage Holdings Corp.*	4,002	12,566
Premiere Global Services, Inc.*	1,242	12,370
Atlantic Tele-Network, Inc.	237	12,355
inContact, Inc.*	1,379	11,404
Iridium Communications, Inc.*	1,650	11,352
Lumos Networks Corp.	402	8,711
Inteliquent, Inc.	834	8,056
USA Mobility, Inc.	556	7,873
General Communication, Inc. — Class A*	809	7,702
NTELOS Holdings Corp.	390	7,332
IDT Corp. — Class B	401	7,118
Hawaiian Telcom Holdco, Inc.*	266	7,076
magicJack VocalTec Ltd.*	480	6,178
Fairpoint Communications, Inc.*	534	5,100
ORBCOMM, Inc.*	937	4,938
Towerstream Corp.*	1,715	4,905
Cbeyond, Inc.*	694	4,449
HickoryTech Corp.	347	3,949
Boingo Wireless, Inc.*	481	3,367
Primus Telecommunications Group, Inc.	314	1,064
Straight Path Communications, Inc. — Class B*	200	1,052
Total Telecommunication Services		303,071

Total Common Stocks
(Cost $33,306,145)		39,807,908

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	39	108
Magnum Hunter Resources Corp.
$8.50, 09/12/15*	334	—
Magnum Hunter Resources Corp.
$10.50, 10/14/13*	47	—

Total Warrants
(Cost $220)		108

RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	110	66
Total Rights
(Cost $—)		66

	Face
	Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	188
Total Corporate Bonds
(Cost $—)		188
REPURCHASE AGREEMENT††,2 - 31.5%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	17,836,729	17,836,729
Total Repurchase Agreement
(Cost $17,836,729)		17,836,729

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	$40,498	$40,498
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	37,816	37,816
Total Securities Lending Collateral
(Cost $78,314)		78,314
Total Investments - 102.0%
(Cost $51,221,408)		$57,723,313
Other Assets & Liabilities, net - (2.0)%		(1,136,043)
Total Net Assets - 100.0%		$56,587,270

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
October 2013 Russell 2000 Index
Swap, Terminating 10/31/13[4]
(Notional Value $11,357,294)	10,577	$(3,942)
Credit Suisse Capital, LLC
October 2013 Russell 2000 Index
Swap, Terminating 10/23/13[4]
(Notional Value $18,209,069)	16,958	(5,261)
Goldman Sachs International
October 2013 Russell 2000 Index
Swap, Terminating 10/31/13[4]
(Notional Value $43,927,115)	40,908	(179,936)
(Total Notional Value
$73,493,478)		$(189,139)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $73,179 of securities loaned
(cost $33,306,365)	$39,808,270
Repurchase agreements, at value
(cost $17,915,043)	17,915,043
Total investments
(cost $51,221,408)	57,723,313
Foreign currency, at value
(cost $75)	75
Segregated cash with broker	13,492,833
Cash	5,440
Receivables:
Fund shares sold	2,871,837
Dividends	36,904
Interest	492
Total assets	74,130,894

Liabilities:
Unrealized depreciation on swap agreements	189,139
Payable for:
Fund shares redeemed	17,116,065
Upon return of securities loaned	78,314
Swap settlement	39,120
Management fees	34,983
Distribution and service fees	11,078
Transfer agent and administrative fees	9,718
Portfolio accounting fees	5,831
Miscellaneous	59,376
Total liabilities	17,543,624
Net assets	$56,587,270

Net assets consist of:
Paid in capital	$46,744,540
Accumulated net investment loss	(290,491)
Accumulated net realized gain on investments	3,820,454
Net unrealized appreciation on investments	6,312,767
Net assets	$56,587,270

A-Class:
Net assets	$4,005,739
Capital shares outstanding	14,592

Net asset value per share	$274.53
Maximum offering price per share
(Net asset value divided by 95.25%)	$288.22

C-Class:
Net assets	$2,384,805
Capital shares outstanding	9,178
Net asset value per share	$259.85

H-Class:
Net assets	$50,196,726
Capital shares outstanding	183,108
Net asset value per share	$274.14

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $121)	$176,007
Income from securities lending, net	4,102
Interest	2,207
Total investment income	182,316

Expenses:
Management fees	222,263
Transfer agent and administrative fees	61,740
Distribution and service fees:
A-Class	5,090
C-Class	11,032
H-Class	53,894
Portfolio accounting fees	37,045
Custodian fees	2,894
Trustees’ fees*	2,759
Line of credit fees	461
Miscellaneous	58,677
Total expenses	455,855
Net investment loss	(273,539)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	660,288
Swap agreements	2,236,204
Futures contracts	3,515,623
Net realized gain	6,412,115

Net change in unrealized appreciation (depreciation) on:
Investments	2,088,070
Swap agreements	(320,111)
Futures contracts	(32,799)
Foreign currency	1
Net change in unrealized appreciation (depreciation)	1,735,161
Net realized and unrealized gain	8,147,276
Net increase in net assets resulting from operations	$7,873,737

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(273,539)	$(185,167)	$(360,284)
Net realized gain on investments	6,412,115	10,340,563	14,854,279
Net change in unrealized appreciation (depreciation) on investments	1,735,161	833,743	810,120
Net increase in net assets resulting from operations	7,873,737	10,989,139	15,304,115

Capital share transactions:
Proceeds from sale of shares
A-Class	14,501,096	3,570,328	5,037,656
C-Class	22,951,386	14,105,565	53,115,224
H-Class	1,163,052,347	577,611,151	2,005,261,845
Cost of shares redeemed
A-Class	(16,592,648)	(642,042)	(7,400,995)
C-Class	(23,203,124)	(15,768,902)	(51,128,780)
H-Class	(1,168,282,170)	(582,536,433)	(2,006,194,742)
Net decrease from capital share transactions	(7,573,113)	(3,660,333)	(1,309,792)
Net increase in net assets	300,624	7,328,806	13,994,323

Net assets:
Beginning of period	56,286,646	48,957,840	34,963,517
End of period	$56,587,270	$56,286,646	$48,957,840
Accumulated net investment loss at end of period	$(290,491)	$(16,952)	$(245)

Capital share activity:
Shares sold
A-Class	57,727	17,079	32,384
C-Class	100,637	74,434	349,533
H-Class	4,955,319	2,882,840	12,829,378
Shares redeemed
A-Class	(66,849)	(3,196)	(47,341)
C-Class	(102,612)	(83,861)	(338,986)
H-Class	(4,997,385)	(2,910,639)	(12,800,388)
Net decrease in shares	(53,163)	(23,343)	24,580

* The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$217.14	$173.53	$135.39	$169.09	$113.55	$80.46	$239.10
Income (loss) from investment operations:
Net investment loss[c]	(1.24)	(.60)	(1.50)	(2.46)	(1.49)	(.83)	(.10)
Net gain (loss) on investments (realized and unrealized)	58.63	44.21	39.64	(31.24)	57.03	33.92	(158.44)
Total from investment operations	57.39	43.61	38.14	(33.70)	55.54	33.09	(158.54)
Less distributions from:
Return of capital	—	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	—	(.10)
Net asset value, end of period	$274.53	$217.14	$173.53	$135.39	$169.09	$113.55	$80.46

Total Return[d]	26.43%	25.14%	28.18%	(19.93%)	48.89%	41.13%	(66.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,006	$5,149	$1,706	$3,356	$3,183	$1,890	$893
Ratios to average net assets:
Net investment loss	(1.02%)	(1.21%)	(0.95%)	(1.52%)	(1.16%)	(1.00%)	(0.05%)
Total expenses	1.79%	1.79%	1.82%	1.94%	1.80%	1.87%	1.75%
Portfolio turnover rate	216%	88%	622%	150%	148%	335%	631%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$206.27	$165.09	$129.68	$163.02	$110.27	$78.83	$236.20
Income (loss) from investment operations:
Net investment loss[c]	(2.08)	(.96)	(2.28)	(3.51)	(2.28)	(1.32)	(1.20)
Net gain (loss) on investments (realized and unrealized)	55.66	42.14	37.69	(29.83)	55.03	32.76	(156.07)
Total from investment operations	53.58	41.18	35.41	(33.34)	52.75	31.44	(157.27)
Less distributions from:
Return of capital	—	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	—	(.10)
Net asset value, end of period	$259.85	$206.27	$165.09	$129.68	$163.02	$110.27	$78.83

Total Return[d]	25.97%	24.95%	27.32%	(20.45%)	47.82%	39.88%	(66.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,385	$2,301	$3,398	$1,301	$1,900	$3,116	$1,446
Ratios to average net assets:
Net investment loss	(1.79%)	(2.00%)	(1.48%)	(2.28%)	(1.91%)	(1.77%)	(0.78%)
Total expenses	2.53%	2.49%	2.51%	2.69%	2.56%	2.63%	2.50%
Portfolio turnover rate	216%	88%	622%	150%	148%	335%	631%

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011	2010	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$216.88	$173.36	$135.31	$169.09	$113.58	$80.37	$239.40
Income (loss) from investment operations:
Net investment income (loss)[c]	(1.26)	(.62)	(1.42)	(2.48)	(1.57)	(.81)	.04
Net gain (loss) on investments (realized and unrealized)	58.52	44.14	39.47	(31.30)	57.08	34.02	(158.97)
Total from investment operations	57.26	43.52	38.05	(33.78)	55.51	33.21	(158.93)
Less distributions from:
Return of capital	—	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	—	(.10)
Net asset value, end of period	$274.14	$216.88	$173.36	$135.31	$169.09	$113.58	$80.37

Total Return[d]	26.39%	25.12%	28.13%	(19.98%)	48.86%	41.32%	(66.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,197	$48,837	$43,854	$30,306	$39,755	$21,811	$26,162
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.29%)	(0.91%)	(1.56%)	(1.20%)	(1.00%)	0.03%
Total expenses	1.82%	1.83%	1.82%	1.94%	1.81%	1.84%	1.75%
Portfolio turnover rate	216%	88%	622%	150%	148%	335%	631%

[a]	Unaudited figures for the period ended September 30, 2013.Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

74 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 45.3%
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	$15,796,817	$15,796,817
Total Repurchase Agreement
(Cost $15,796,817)		15,796,817
Total Investments - 45.3%
(Cost $15,796,817)		$15,796,817
Other Assets & Liabilities, net - 54.7%		19,074,828
Total Net Assets - 100.0%		$34,871,645

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $107,190)	1	$(18)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 Russell 2000 Index Swap,
Terminating 10/23/13[2]
(Notional Value $40,278,961)	37,511	$14,329
Goldman Sachs International
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[2]
(Notional Value $18,306,865)	17,049	4,684
Barclays Bank plc
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[2]
(Notional Value $11,136,688)	10,371	(220)
(Total Notional Value
$69,722,514)		$18,793

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $15,796,817)	$15,796,817
Segregated cash with broker	9,824,700
Unrealized appreciation on swap agreements	19,013
Receivables:
Fund shares sold	10,039,931
Interest	13
Total assets	35,680,474
Liabilities:
Unrealized depreciation on swap agreements	220
Payable for:
Fund shares redeemed	741,155
Management fees	20,114
Distribution and service fees	5,998
Transfer agent and administrative fees	5,587
Variation margin	4,610
Portfolio accounting fees	3,353
Miscellaneous	27,792
Total liabilities	808,829
Net assets	$34,871,645
Net assets consist of:
Paid in capital	$156,763,992
Accumulated net investment loss	(259,555)
Accumulated net realized loss on investments	(121,651,567)
Net unrealized appreciation on investments	18,775
Net assets	$34,871,645
A-Class:
Net assets	$687,424
Capital shares outstanding	82,471
Net asset value per share	$8.34
Maximum offering price per share
(Net asset value divided by 95.25%)	$8.75
C-Class:
Net assets	$538,924
Capital shares outstanding	68,247
Net asset value per share	$7.90
H-Class:
Net assets	$33,645,297
Capital shares outstanding	4,053,804
Net asset value per share	$8.30

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$4,023
Total investment income	4,023

Expenses:
Management fees	129,073
Transfer agent and administrative fees	35,854
Distribution and service fees:
A-Class	1,397
C-Class	3,384
H-Class	33,612
Portfolio accounting fees	21,513
Trustees’ fees*	1,820
Custodian fees	1,669
Miscellaneous	35,256
Total expenses	263,578
Net investment loss	(259,555)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(7,786,667)
Futures contracts	(1,869,784)
Net realized loss	(9,656,451)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	79,288
Futures contracts	(18,440)
Net change in unrealized appreciation
(depreciation)	60,848
Net realized and unrealized loss	(9,595,603)
Net decrease in net assets resulting
from operations	$(9,855,158)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September 30,	Period	Year Ended
	2013	January 1, 2013 to	December 31,
	(Unaudited)	March 28, 2013*	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(259,555)	$(124,141)	$(512,519)
Net realized loss on investments	(9,656,451)	(6,156,666)	(5,986,342)
Net change in unrealized appreciation (depreciation) on investments	60,848	337,859	(738,975)
Net decrease in net assets resulting from operations	(9,855,158)	(5,942,948)	(7,237,836)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,333,641	3,584,711	3,825,671
C-Class	24,470,013	13,667,153	103,494,688
H-Class	816,492,747	430,039,207	1,664,693,322
Cost of shares redeemed
A-Class	(14,067,123)	(3,506,211)	(3,198,645)
C-Class	(24,226,460)	(13,910,883)	(104,592,364)
H-Class	(817,538,537)	(394,186,486)	(1,668,707,308)
Net increase (decrease) from capital share transactions	(535,719)	35,687,491	(4,484,636)
Net increase (decrease) in net assets	(10,390,877)	29,744,543	(11,722,472)

Net assets:
Beginning of period	45,262,522	15,517,979	27,240,451
End of period	$34,871,645	$45,262,522	$15,517,979
Accumulated net investment loss at end of period	$(259,555)	$—	$—

Capital share activity:
Shares sold
A-Class	1,579,269	300,008	208,066
C-Class	2,569,096	1,111,982	6,196,679
H-Class	81,750,430	34,953,178	94,523,775
Shares redeemed
A-Class	(1,568,946)	(295,805)	(177,495)
C-Class	(2,550,151)	(1,138,799)	(6,256,294)
H-Class	(81,574,726)	(32,000,764)	(94,654,473)
Net increase in shares	204,972	2,929,800	(159,742)

* The Fund changed its fiscal year end from December to March in 2013.

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$11.41	$14.67	$22.38	$29.28	$58.36	$142.48	$161.36
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	(.05)	(.29)	(.53)	(.72)	(1.64)	2.80
Net gain (loss) on investments (realized and unrealized)	(2.98)	(3.21)	(7.42)	(6.37)	(28.36)	(82.44)	45.64
Total from investment operations	(3.07)	(3.26)	(7.71)	(6.90)	(29.08)	(84.08)	48.44
Less distributions from:
Net investment income	—	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$8.34	$11.41	$14.67	$22.38	$29.28	$58.36	$142.48

Total Return[d]	(26.91%)	(22.22%)	(34.45%)	(23.57%)	(49.83%)	(59.01%)	25.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$687	$823	$997	$837	$851	$1,385	$1,941
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.86%)	(1.69%)	(1.95%)	(1.66%)	(1.70%)	1.50%
Total expenses	1.79%	1.94%	1.81%	1.99%	1.81%	1.83%	2.39%
Portfolio turnover rate	—	—	—	—	—	—	174%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$10.81	$13.91	$21.26	$28.00	$56.12	$137.96	$159.48
Income (loss) from investment operations:
Net investment loss[c]	(.12)	(.08)	(.41)	(.68)	(.96)	(2.16)	(.64)
Net gain (loss) on investments (realized and unrealized)	(2.79)	(3.02)	(6.94)	(6.06)	(27.16)	(79.64)	46.44
Total from investment operations	(2.91)	(3.10)	(7.35)	(6.74)	(28.12)	(81.80)	45.80
Less distributions from:
Net investment income	—	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$7.90	$10.81	$13.91	$21.26	$28.00	$56.12	$137.96

Total Return[d]	(27.01%)	(22.29%)	(34.57%)	(24.07%)	(50.11%)	(59.29%)	23.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$539	$533	$1,059	$2,886	$2,798	$2,107	$1,509
Ratios to average net assets:
Net investment loss	(2.53%)	(2.32%)	(2.46%)	(2.65%)	(2.39%)	(2.44%)	(0.35%)
Total expenses	2.56%	2.39%	2.57%	2.73%	2.56%	2.59%	3.08%
Portfolio turnover rate	—	—	—	—	—	—	174%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a]	2013[b]	2012	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$11.32	$14.54	$22.26	$29.12	$58.08	$142.00	$161.48
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	(.05)	(.30)	(.51)	(.72)	(1.52)	.76
Net gain (loss) on investments (realized and unrealized)	(2.93)	(3.17)	(7.42)	(6.35)	(28.24)	(82.36)	47.08
Total from investment operations	(3.02)	(3.22)	(7.72)	(6.86)	(28.96)	(83.88)	47.84
Less distributions from:
Net investment income	—	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$8.30	$11.32	$14.54	$22.26	$29.12	$58.08	$142.00

Total Return[d]	(26.68%)	(22.15%)	(34.68%)	(23.56%)	(49.86%)	(59.07%)	24.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,645	$43,907	$13,462	$23,518	$25,103	$41,895	$38,460
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.73%)	(1.75%)	(1.94%)	(1.66%)	(1.70%)	0.42%
Total expenses	1.82%	1.81%	1.86%	1.97%	1.81%	1.83%	2.32%
Portfolio turnover rate	—	—	—	—	—	—	174%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 share split effective December 2, 2011.

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies Organization

The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company, of the series type. Each series, in effect, represents a separate Fund (collectively, the “Funds”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately. The Trust offers three separate classes of shares, A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a sales charge at the net asset value per share (“NAV”), with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2013, the Trust consisted of eight separate Funds: the S&P 500® 2x Strategy Fund, the Inverse S&P 500® 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Funds calculate a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2013, afternoon NAV.

B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date.

Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counter-party credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2013, GDL retained sales charges of $158,439 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P 500® 2x Strategy Fund	$105,498,157	$3,564	$33,041,194	$—	$—	$138,542,915
Inverse S&P 500® 2x Strategy Fund	—	444,265	40,240,625	612,343	—	41,297,233
NASDAQ-100® 2x Strategy Fund	277,365,365	—	78,573,244	—	—	355,938,609
Inverse NASDAQ-100® 2x Strategy Fund	—	26,220	33,053,956	236,133	—	33,316,309
Dow 2x Strategy Fund	33,140,200	—	18,214,824	—	—	51,355,024
Inverse Dow 2x Strategy Fund	—	3,896	10,599,182	253,442	—	10,856,520
Russell 2000® 2x Strategy Fund	39,808,016	—	17,915,297	—	—	57,723,313
Inverse Russell 2000® 2x Strategy Fund	—	—	15,796,817	19,013	—	15,815,830
Liabilities
S&P 500® 2x Strategy Fund	$—	$—	$—	$973,393	$—	$973,393
NASDAQ-100® 2x Strategy Fund	—	—	—	2,314,176	—	2,314,176
Dow 2x Strategy Fund	—	338,043	—	186,440	—	524,483
Russell 2000® 2x Strategy Fund	—	—	—	189,139	—	189,139
Inverse Russell 2000® 2x Strategy Fund	—	18	—	220	—	238

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.03%			1.75%
Due 10/01/13	$230,162,735	$230,162,926	05/15/22	$155,000,000	$148,855,808
			U.S. Treasury Bill
			0.00%
			01/02/14	85,910,200	85,910,200
Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	5,149,209	5,149,211	01/31/17	5,225,500	5,252,224

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2013, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	short
S&P 500® 2x Strategy Fund	125%	—
Inverse S&P 500® 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	135%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	130%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	130%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2013:

Derivative Investment type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2013:

Asset Derivative Investments Value

	Futures	Swaps	Total Value at
	Equity	Equity	September 30,
Fund	Contracts*	Contracts	2013
S&P 500® 2x Strategy Fund	$3,564	$—	$3,564
Inverse S&P 500® 2x Strategy Fund	444,265	612,343	1,056,608
Inverse NASDAQ-100® 2x Strategy Fund	26,220	236,133	262,353
Inverse Dow 2x Strategy Fund	3,896	253,442	257,338
Inverse Russell 2000® 2x Strategy Fund	—	19,013	19,013

Liability Derivative Investments Value

	Futures	Swaps	Total Value at
	Equity	Equity	September 30,
Fund	Contracts*	Contracts	2013
S&P 500® 2x Strategy Fund	$—	$973,393	$973,393
NASDAQ-100® 2x Strategy Fund	—	2,314,176	2,314,176
Dow 2x Strategy Fund	338,043	186,440	524,483
Russell 2000® 2x Strategy Fund	—	189,139	189,139
Inverse Russell 2000® 2x Strategy Fund	18	220	238

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500® 2x Strategy Fund	$1,546,964	$10,057,941	$11,604,905
Inverse S&P 500® 2x Strategy Fund	(3,532,872)	(11,180,380)	(14,713,252)
NASDAQ-100® 2x Strategy Fund	6,930,416	45,467,887	52,398,303
Inverse NASDAQ-100® 2x Strategy Fund	(2,492,114)	(13,342,140)	(15,834,254)
Dow 2x Strategy Fund	(142,477)	3,233,748	3,091,271
Inverse Dow 2x Strategy Fund	(683,466)	(2,045,985)	(2,729,451)
Russell 2000® 2x Strategy Fund	3,515,623	2,236,204	5,751,827
Inverse Russell 2000® 2x Strategy Fund	(1,869,784)	(7,786,667)	(9,656,451)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500® 2x Strategy Fund	$(24,455)	$(1,446,584)	$(1,471,039)
Inverse S&P 500® 2x Strategy Fund	455,180	1,013,796	1,468,976
NASDAQ-100® 2x Strategy Fund	(713,848)	(3,271,026)	(3,984,874)
Inverse NASDAQ-100® 2x Strategy Fund	27,699	580,171	607,870
Dow 2x Strategy Fund	(388,779)	(243,014)	(631,793)
Inverse Dow 2x Strategy Fund	9,130	301,295	310,425
Russell 2000® 2x Strategy Fund	(32,799)	(320,111)	(352,910)
Inverse Russell 2000® 2x Strategy Fund	(18,440)	79,288	60,848

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. A fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
S&P 500® 2x Strategy Fund	$131,707,775	$7,981,731	$(1,150,155)	$6,831,576
Inverse S&P 500® 2x Strategy Fund	40,236,775	3,850	—	3,850
NASDAQ-100® 2x Strategy Fund	340,578,604	21,492,930	(6,132,925)	15,360,005
Inverse NASDAQ-100® 2x Strategy Fund	33,053,956	—	—	—
Dow 2x Strategy Fund	52,967,937	—	(1,612,913)	(1,612,913)
Inverse Dow 2x Strategy Fund	10,599,182	—	—	—
Russell 2000® 2x Strategy Fund	52,799,361	5,614,519	(690,567)	4,923,952
Inverse Russell 2000® 2x Strategy Fund	15,796,817	—	—	—

8. Securities Transactions

For the period ended September 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$153,918,296	$108,078,374
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	457,454,297	474,666,655
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	595,517,942	605,376,665
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	60,991,115	57,401,664
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2013. The Funds did not have any borrowings under this agreement at September 30, 2013.

The average daily balances borrowed for the period ended September 30, 2013 were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$13,803
NASDAQ-100® 2x Strategy Fund	53,268
Dow 2x Strategy Fund	18,628
Russell 2000® 2x Strategy Fund	72,574

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2013, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
S&P 500® 2x Strategy Fund	$21,714	$22,958
NASDAQ-100® 2x Strategy Fund	1,613,579	1,625,869
Russell 2000® 2x Strategy Fund	73,179	78,314

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$893,151	$893,157	07/15/19 - 11/15/20	$1,064,477	$912,938
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	833,989	833,995	01/15/16	853,741	852,598

11. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex Dynamic Funds in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On November 20, 2013, the District Court ordered the parties in the FitzSimons action to meet and confer regarding a potential protocol for the briefing and argument of motions to dismiss to be filed in that action.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500® 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities[2]	Instruments	Received[3]	Amount
	S&P 500® 2x Strategy Fund
	Repurchase agreements	$33,041,194	$—	$33,041,194	$—	$33,041,194	$—
	Securities lending	21,714	—	21,714	—	21,714	—
	Futures equity contracts	3,564	—	3,564	—	—	3,564
	Total	33,066,472	—	33,066,472	—	33,062,908	3,564
	Inverse S&P 500® 2x Strategy Fund
	Repurchase agreements	30,244,825	—	30,244,825	—	30,244,825	—
	Swap equity contracts	612,343	—	612,343	—	—	612,343
	Futures equity contracts	444,265	—	444,265	—	—	444,265
	Total	31,301,433	—	31,301,433	—	30,244,825	1,056,608
	NASDAQ-100® 2x Strategy Fund
	Repurchase agreements	78,573,244	—	78,573,244	—	78,573,244	—
	Securities lending	1,613,579	—	1,613,579	—	1,613,579	—
	Total	80,186,823	—	80,186,823	—	80,186,823	—
	Inverse NASDAQ-100® 2x Strategy Fund
	Repurchase agreements	33,053,956	—	33,053,956	—	33,053,956	—
	Swap equity contracts	236,133	—	236,133	—	—	236,133
	Futures equity contracts	26,220	—	26,220	—	—	26,220
	Total	33,316,309	—	33,316,309	—	33,053,956	262,353
	Dow 2x Strategy Fund
	Repurchase agreements	18,214,824	—	18,214,824	—	18,214,824	—
	Total	18,214,824	—	18,214,824	—	18,214,824	—
	Inverse Dow 2x Strategy Fund
	Repurchase agreements	10,599,182	—	10,599,182	—	10,599,182	—
	Swap equity contracts	253,442	—	253,442	—	—	253,442
	Futures equity contracts	3,896	—	3,896	—	—	3,896
	Total	10,856,520	—	10,856,520	—	10,599,182	257,338
	Russell 2000® 2x Strategy Fund
	Repurchase agreements	17,915,043	—	17,915,043	—	17,915,043	—
	Securities lending	73,179	—	73,179	—	73,179	—
	Total	17,988,222	—	17,988,222	—	17,988,222	—
	Inverse Russell 2000® 2x Strategy Fund
	Repurchase agreements	15,796,817	—	15,796,817	—	15,796,817	—
	Swap equity contracts	19,013	—	19,013	—	—	19,013
	Total	15,815,830	—	15,815,830	—	15,796,817	19,013

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statements of	on the Statements of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities[2]	Instruments	Pledged	Amount
S&P 500® 2x Strategy Fund
	Swap equity contracts	$973,393	$—	$973,393	$—	$—	$973,393
	Securities lending	22,958	—	22,958	—	22,958	—
	Total	996,351	—	996,351	—	22,958	973,393
NASDAQ-100® 2x Strategy Fund
	Swap equity contracts	2,314,176	—	2,314,176	—	—	2,314,176
	Securities lending	1,625,869	—	1,625,869	—	1,625,869	—
	Total	3,940,045	—	3,940,045	—	1,625,869	2,314,176
Dow 2x Strategy Fund
	Futures equity contracts	338,043	—	338,043	—	—	338,043
	Swap equity contracts	186,440	—	186,440	—	—	186,440
	Total	524,483	—	524,483	—	—	524,483
Russell 2000® 2x Strategy Fund
	Swap equity contracts	189,139	—	189,139	—	—	189,139
	Securities lending	78,314	—	78,314	—	78,314	—
	Total	267,453	—	267,453	—	78,314	189,139
Inverse Russell 2000® 2x Strategy Fund
	Swap equity contracts	220	—	220	—	—	220
	Futures equity contracts	18	—	18	—	—	18
	Total	238	—	238	—	—	238

[1]	Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.
[2]	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[3]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Dynamic Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer group compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin as reflected in the Adviser’s profitability analysis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

OTHER INFORMATION (Unaudited) (concluded)

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Donald C. Cacciapaglia*	Rydex Series Funds – 2012	211
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Corey A. Colehour	Rydex Series Funds – 1993	131
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	131
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	131
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	131
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	131
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	131
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and

Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	131
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Advisor Research Center, Inc., Secretary (2006–2009), and Executive Vice President (2006)

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 6, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 6, 2013

* Print the name and title of each signing officer under his or her signature.